Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	TMK
Entity Registrant Name	TORCHMARK CORP
Entity Central Index Key	0000320335

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Investments:
Fixed maturities-available for sale, at fair value (amortized cost: 2011-$10,924,244; 2010-$10,435,497)	$ 11,888,205		$ 10,543,034
Equity securities, at fair value (cost: 2011-$14,875; 2010-$14,875)	17,056		17,154
Policy loans	400,914		378,124
Other long-term investments	26,167		42,985
Short-term investments	21,244		216,680
Total investments	12,353,586		11,197,977
Cash	84,113		365,679
Accrued investment income	192,325		183,861
Other receivables	253,549		230,319
Deferred acquisition costs	2,916,732		2,869,546
Goodwill	396,891		396,891
Other assets	391,076		378,700
Total assets	16,588,272		15,622,973
Liabilities:
Future policy benefits	9,572,257		9,150,031
Unearned and advance premiums	69,539		74,165
Policy claims and other benefits payable	222,254		221,598
Other policyholders' funds	92,487		91,293
Total policy liabilities	9,956,537		9,537,087
Current and deferred income taxes payable	1,319,853		1,021,556
Other liabilities	312,417		284,062
Short-term debt	224,842		198,875
Long-term debt (estimated fair value: 2011-$947,142; 2010-$933,336)	790,571		789,643
Due to affiliates	124,421		124,421
Total liabilities	12,728,641		11,955,644
Shareholders' equity:
Preferred stock, par value $1 per share-Authorized 5,000,000 shares; outstanding: 0 in 2011 and in 2010	0		0
Common stock, par value $1 per share-Authorized 320,000,000 shares; outstanding: (2011-112,312,123 issued, less 11,732,658 held in treasury and 2010-119,812,123 issued, less 947,497 held in treasury)	112,312	[1]	119,812	[1]
Additional paid-in capital	425,331		432,608
Accumulated other comprehensive income (loss)	549,916		23,092
Retained earnings	3,264,711	[1]	3,124,436	[1]
Treasury stock	(492,639)		(32,619)
Total shareholders' equity	3,859,631		3,667,329
Total liabilities and shareholders' equity	$ 16,588,272		$ 15,622,973

[1]	Amounts have been retroactively adjusted for stock split described in Note 1.

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed maturities, available for sale, amortized cost	$ 10,924,244	$ 10,435,497
Equity securities, cost	14,875	14,875
Long-term debt, fair value	1,294,192
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	320,000,000	320,000,000
Common stock, shares issued	112,312,123	119,812,123
Common stock, shares held in treasury	11,732,658	947,497
Long-term Debt [Member]
Long-term debt, fair value	$ 947,142	$ 933,336

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue:
Life premium	$ 1,726,244		$ 1,663,699		$ 1,591,853
Health premium	929,466		987,421		1,017,711
Other premium	608		638		541
Total premium	2,656,318		2,651,758		2,610,105
Net investment income	693,028		676,364		632,540
Realized investment gains (losses)	25,924		42,190		13,879
Other-than-temporary impairments	(20)		(4,850)		(164,137)
Portion of impairment loss recognized in other comprehensive income	0		0		20,766
Other income	2,151		2,170		1,920
Total revenue	3,377,401		3,367,632		3,115,073
Benefits and expenses:
Life policyholder benefits	1,118,909		1,082,423		1,040,248
Health policyholder benefits	631,820		669,191		677,319
Other policyholder benefits	42,547		41,430		35,762
Total policyholder benefits	1,793,276		1,793,044		1,753,329
Amortization of deferred acquisition costs	364,583		362,390		355,986
Commissions, premium taxes, and non-deferred acquisition expenses	216,216	[1]	209,827	[1]	222,126	[1]
Other operating expense	201,636		176,272		170,130
Interest expense	77,908		75,529		69,932
Total benefits and expenses	2,653,619		2,617,062		2,571,503
Income from continuing operations before income taxes	723,782		750,570		543,570
Income taxes	(226,166)		(246,475)		(179,297)
Income from continuing operations	497,616		504,095		364,273
Discontinued operations:
Income from discontinued operations, net of tax	0		29,784		18,901
Loss on disposal, net of tax benefit of $467 in 2011 and $2,868 in 2010	(455)		(35,013)	[2]	0
Income (loss) from discontinued operations	(455)		(5,229)		18,901
Net income	$ 497,161		$ 498,866	[2]	$ 383,174
Basic net income per share:
Continuing operations	$ 4.6	[3]	$ 4.13	[3]	$ 2.93	[3]
Discontinued operations	$ (0.01)	[3]	$ (0.04)	[3]	$ 0.15	[3]
Total basic net income per share	$ 4.59	[3]	$ 4.09	[3]	$ 3.08	[3]
Diluted net income per share:
Continuing operations	$ 4.53	[3]	$ 4.09	[3]	$ 2.93	[3]
Discontinued operations	$ 0	[3]	$ (0.04)	[3]	$ 0.15	[3]
Total diluted net income per share	$ 4.53	[3]	$ 4.05	[3]	$ 3.08	[3]
Dividends declared per common share	$ 0.46	[3]	$ 0.41	[3]	$ 0.38	[3]

[1]	Adoption resulted in the addition of non-deferred acquisition expenses of $92 million, $84 million, and $94 million in 2011, 2010, and 2009, respectively.
[2]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.
[3]	Per share amounts have been retroactively adjusted for stock split described in Note 1.

Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss on disposal, tax benefit	$ 467	$ 2,868	$ 0

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Net income	$ 497,161	$ 498,866	[1]	$ 383,174
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during period	882,467	615,503		1,223,157
Reclassification adjustment for (gains) losses on securities included in net income	(27,771)	(38,170)		161,323
Reclassification adjustment for other-than-temporarily impaired debt securities for which a portion of the loss was recognized in earnings	0	0		(20,766)
Reclassification adjustment for amortization of (discount) premium	(1,880)	(3,820)		(6,183)
Foreign exchange adjustment on securities marked to market	3,510	(7,735)		(18,199)
Unrealized gains (losses) on securities	856,326	565,778		1,339,332
Unrealized gains (losses), adjustment to deferred acquisition costs	(28,292)	(31,975)		(79,603)
Unrealized gains (losses) on other assets	366	0		0
Total unrealized investment gains (losses)	828,400	533,803		1,259,729
Less applicable taxes	(289,941)	(186,832)		(440,905)
Unrealized gains (losses), net of tax	538,459	346,971		818,824
Foreign exchange translation adjustments, other than securities	(3,261)	5,006		21,833
Less applicable taxes	699	(1,752)		(7,642)
Foreign exchange translation adjustments, other than securities, net of tax	(2,562)	3,254		14,191
Pension adjustments:
Amortization of pension costs	12,146	10,857		11,219
Experience gain (loss)	(26,106)	(23,086)		16,811
Pension adjustments	(13,960)	(12,229)		28,030
Less applicable taxes	4,887	4,279		(9,811)
Pension adjustments, net of tax	(9,073)	(7,950)		18,219
Other comprehensive income (loss)	526,824	342,275		851,234
Comprehensive income (loss)	$ 1,023,985	$ 841,141		$ 1,234,408

[1]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.

Consolidated Statements Of Shareholders' Equity (USD $) In Thousands	Total	Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]		Treasury Stock [Member]
Beginning Balance at Dec. 31, 2008	$ 1,913,838	$ 0	$ 128,812	[1]	$ 446,065	$ (1,170,417)	$ 2,576,944	[1]	$ (67,566)
Comprehensive income (loss)	1,234,408					851,234	383,174	[1]
Common dividends declared	(47,182)						(47,182)	[1]
Acquisition of treasury stock	(47,564)								(47,564)
Stock-based compensation	9,860				5,419				4,441
Exercise of stock options	4,683				253		(435)	[1]	4,865
Retirement of treasury stock	0		(3,000)	[1]	(10,376)		(56,382)	[1]	69,758
Ending Balance at Dec. 31, 2009	3,068,043	0	125,812	[1]	441,361	(319,183)	2,856,119	[1]	(36,066)
Comprehensive income (loss)	841,141					342,275	498,866	[1]
Common dividends declared	(49,015)						(49,015)	[1]
Acquisition of treasury stock	(246,006)								(246,006)
Stock-based compensation	11,844				8,393				3,451
Exercise of stock options	41,322				4,205		(2,329)	[1]	39,446
Retirement of treasury stock	0		(6,000)	[1]	(21,351)		(179,205)	[1]	206,556
Ending Balance at Dec. 31, 2010	3,667,329	0	119,812	[1]	432,608	23,092	3,124,436	[1]	(32,619)
Comprehensive income (loss)	1,023,985					526,824	497,161	[1]
Common dividends declared	(49,815)						(49,815)	[1]
Acquisition of treasury stock	(972,556)								(972,556)
Stock-based compensation	14,954				7,631				7,323
Exercise of stock options	175,734				13,121		(29,328)	[1]	191,941
Retirement of treasury stock	0		(7,500)	[1]	(28,029)		(277,743)	[1]	313,272
Ending Balance at Dec. 31, 2011	$ 3,859,631	$ 0	$ 112,312	[1]	$ 425,331	$ 549,916	$ 3,264,711	[1]	$ (492,639)

[1]	Amounts have been retroactively adjusted for stock split described in Note 1.

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Common dividends declared, per share	$ 0.46	[1]	$ 0.41	[1]	$ 0.38	[1]

[1]	Per share amounts have been retroactively adjusted for stock split described in Note 1.

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Net income	$ 497,161	$ 498,866	[1]	$ 383,174
Adjustments to reconcile net income to cash provided from operations:
Increase in future policy benefits	431,362	544,086		533,466
Increase (decrease) in other policy benefits	(2,776)	1,110		(18,172)
Deferral of policy acquisition costs	(441,825)	(442,294)		(466,614)
Amortization of deferred policy acquisition costs	364,583	376,988		369,253
Change in current and deferred income taxes	30,899	68,326		96,325
Realized (gains) losses on sale of investments and properties	(25,904)	(40,190)		141,659
Change in other receivables	(22,565)	(24,716)		(43,471)
Contributions to benefit plans	(15,453)	(34,755)		(14,000)
Loss on disposal of subsidiary	455	35,013	[1]	0
Other, net	43,527	46,159		(5,507)
Cash provided from operations	859,464	1,028,593		976,113
Investments sold or matured:
Fixed maturities available for sale-sold	224,335	325,950		900,417
Fixed maturities available for sale-matured, called, and repaid	410,356	638,860		760,858
Equity securities	28,700	0		1,138
Other long-term investments	18,937	5,767		7,167
Total investments sold or matured	682,328	970,577		1,669,580
Acquisition of investments:
Fixed maturities-available for sale	(1,104,231)	(1,908,109)		(2,311,455)
Equity securities	(28,772)	0		0
Other long-term investments	(6,246)	(905)		(43)
Total investments acquired	(1,139,249)	(1,909,014)		(2,311,498)
Net increase in policy loans	(22,790)	(27,793)		(23,652)
Net (increase) decrease in short-term investments	195,435	128,727		(226,645)
Net change in payable or receivable for securities	2,664	(754)		(13,829)
Additions to properties	(5,386)	(9,181)		(6,499)
Sales of properties	3,089	77		0
Investments in low-income housing interests	(49,812)	(53,170)		(24,556)
Proceeds from sale of subsidiary	21,588	342,890		0
Cash used for investment activities	(312,133)	(557,641)		(937,099)
Cash provided from (used for) financing activities:
Issuance of common stock	162,613	37,863		4,430
Cash dividends paid to shareholders	(49,125)	(50,061)		(46,615)
Issuance of 9 1/4% Senior Notes	0	0		296,308
Acquisition of 9 1/4% Senior Notes	0	(8,913)		0
Repayment of 8 1/4% Senior Debentures	0	0		(99,451)
Net borrowing (repayment) of commercial paper	25,967	(34,432)		(70,928)
Excess tax benefit from stock option exercises	13,121	3,455		253
Acquisition of treasury stock	(972,556)	(246,006)		(47,564)
Net receipts (payments) from deposit product operations	(4,505)	(31,527)		112,005
Cash provided from (used for) financing activities	(824,485)	(329,621)		148,438
Effect of foreign exchange rate changes on cash	(4,412)	(7,570)		(1,934)
Increase (decrease) in cash	(281,566)	133,761		185,518
Cash at beginning of year (includes cash of $0, $847 thousand and $12.3 million, at January 1, 2011, 2010 and 2009, respectively, in subsidiary held for sale)	365,679	231,918		46,400
Cash at end of year (includes cash of $0, $0, and $847 thousand at December 31, 2011, 2010, and 2009, respectively, in subsidiary held for sale)	$ 84,113	$ 365,679		$ 231,918

[1]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.

Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash in subsidiary held for sale	$ 0	$ 0	$ 847	$ 12,300

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies

Note 1—Significant Accounting Policies

Business:    Torchmark Corporation (Torchmark or alternatively, the Company) through its subsidiaries provides a variety of life and health insurance products and annuities to a broad base of customers.

Basis of Presentation:    The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), under guidance issued by the Financial Accounting Standards Board (FASB). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation:    The consolidated financial statements include the results of Torchmark and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Torchmark accounts for its variable interest entities under accounting guidance which clarifies the definition of a variable interest and the instructions for consolidating variable interest entities (VIE’s). Only primary beneficiaries are required or allowed to consolidate VIE’s. Therefore, a company may have voting control of a VIE, but if it is not the primary beneficiary of the VIE, it is not permitted to consolidate the VIE. The trust that is liable for Torchmark’s Trust Preferred Securities meets the definition of a VIE. However, Torchmark is not the primary beneficiary of this entity because its interest is not variable. Therefore, Torchmark is not permitted to consolidate its interest, even though it owns 100% of the voting equity of the trust and guarantees its performance. For this reason, Torchmark reports its 7.1% Junior Subordinated Debentures due to the trust as “Due to affiliates” each period at its carrying value. However, Torchmark views the Trust Preferred Securities as it does any other debt offering and consolidates the trust in its segment analysis because GAAP requires that the segment analysis be reported as management views its operations and financial condition.

Additionally, as further described under the caption Low-Income Housing Tax Credit Interests below in this note, Torchmark holds passive interests in limited partnerships which provide investment returns through the provision of tax benefits (principally from the transfer of Federal or state tax credits related to federal low-income housing). These interests are also considered to be VIEs. They are not consolidated because the Company has no power to control the activities that most significantly affect the economic performance of these entities and therefore the Company is not the primary beneficiary of any of these interests. Torchmark’s involvement is limited to its limited partnership interest in the entities. Torchmark has not provided any other financial support to the entities beyond its commitments to fund its limited partnership interests, and there are no arrangements or agreements with any of the interests to provide other financial support. The maximum loss exposure relative to these interests is limited to their carrying value.

When a component of Torchmark’s business is sold or expected to be sold during the ensuing year, Torchmark reports the assets and liabilities of the component as assets and liabilities of subsidiaries held for sale. Assets or liabilities of subsidiaries held for sale are segregated and are recorded in the Consolidated Balance Sheets at the lower of the carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value, a loss is recognized. Torchmark reports the results of operations of a business as discontinued operations when the component is sold or expected to be sold, the operations and cash flows of the business have been or will be eliminated from the ongoing operations as a result of the disposal transaction, and Torchmark will not have any significant continuing involvement in the operations of the business after the disposal transaction. The results of discontinued operations are reported in discontinued operations in the Consolidated Statements of Operations for current and prior periods commencing in the period in which the business is either disposed of or is accounted for as a disposal group, including any gain or loss recognized on the sale or adjustment of the carrying amount to fair value less cost to sell. Major components of the income from discontinued operations are separately disclosed in Note 3 — Discontinued Operations in the Notes to the Consolidated Financial Statements. Because the business has been sold or classified as held for sale and its operations are discontinued, the financial results of the business are excluded from the Notes to the Consolidated Financial Statements, other than in Note 3, the Consolidated Statements of Cash Flows, and Note 2 — Statutory Accounting.

Investments:    Torchmark classifies all of its fixed-maturity investments, which include bonds and redeemable preferred stocks, as available for sale. Investments classified as available for sale are carried at fair value with unrealized gains and losses, net of deferred taxes, reflected directly in accumulated other comprehensive income. Investments in equity securities, which include common and nonredeemable preferred stocks, are reported at fair value with unrealized gains and losses, net of deferred taxes, reflected directly in accumulated other comprehensive income. Policy loans are carried at unpaid principal balances. Mortgage loans, included in “Other long-term investments,” are carried at amortized cost. Investments in real estate, included in “Other long-term investments,” are reported at cost less allowances for depreciation. Depreciation is calculated on the straight-line method. Short-term investments include investments in interest-bearing time deposits with original maturities of twelve months or less.

Gains and losses realized on the disposition of investments are determined on a specific identification basis. Income attributable to investments is included in Torchmark’s net investment income. Net investment income for the years ended December 31, 2011, 2010, and 2009 included $552 million, $522 million, and $487 million, respectively, which was allocable to policyholder reserves or accounts. Realized investment gains and losses are not allocated to insurance policyholders’ liabilities.

Fair Value Measurements:    Fair values for cash, short-term investments, short-term debt, receivables and payables approximate carrying value. Fair values for long-term debt investments, equity securities, and certain other assets are determined in accordance with specific accounting guidance. Fair values are based on quoted market prices, where available. Otherwise, fair values are based on quoted market prices of comparable instruments in active markets, quotes in inactive markets, or other observable criteria. For specific information regarding Torchmark’s measurements and procedures in valuing financial instruments, please see Note 4—Investments under the caption Fair value measurements. The fair values of Torchmark’s long-term debt issues, along with the trust preferred securities, are based on quoted market prices. Mortgage loans are valued at discounted cash flows.

Impairment of Investments:    Torchmark evaluates securities for other-than-temporary impairment as described in Note 4—Investments under the caption Other-than-temporary-impairments. If a security is determined to be other-than-temporarily impaired, the cost basis of the security is written down to fair value and is treated as a realized loss. The written-down security will be amortized and revenue recognized in accordance with estimated future cash flows.

Current accounting guidance is such that if an entity intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is to be considered other-than-temporarily impaired and the full amount of impairment must be charged to earnings. Otherwise, losses on fixed maturities which are other-than-temporarily impaired are separated into two categories, the portion of loss which is considered credit loss and the portion of loss which is due to other factors. The credit loss portion is charged to earnings while the loss due to other factors is charged to other comprehensive income.

Cash:    Cash consists of balances on hand and on deposit in banks and financial institutions. Overdrafts arising from the overnight investment of funds offset cash balances on hand and on deposit.

Recognition of Premium Revenue and Related Expenses:    Premium income for traditional long-duration life and health insurance products is recognized when due from the policyholder. Premiums for short-duration health contracts are recognized as revenue over the contract period in proportion to the insurance protection provided. Profits for limited-payment life insurance contracts are recognized over the contract period. Premiums for universal life-type and annuity contracts are added to the policy account value, and revenues for such products are recognized as charges to the policy account value for mortality, administration, and surrenders (retrospective deposit method). Life premium includes policy charges of $24 million, $26 million, and $28 million for the years ended December 31, 2011, 2010, and 2009, respectively. Other premium consists of annuity policy charges in each year. Profits are also earned to the extent that investment income exceeds policy liability interest requirements. The related benefits and expenses are matched with revenues by means of the provision of future policy benefits and the amortization of deferred acquisition costs in a manner which recognizes profits as they are earned over the same period.

Future Policy Benefits:    The liability for future policy benefits for universal life-type products is represented by policy account value. The liability for future policy benefits for all other life and health products, approximately 81% of total future policy benefits, is provided on the net level premium method based on estimated investment yields, mortality, morbidity, persistency and other assumptions which were considered appropriate at the time the policies were issued. Assumptions used are based on Torchmark’s previous experience with similar products. Once established, assumptions for these products are generally not changed. An additional provision is made on most products to allow for possible adverse deviation from the assumptions. These estimates are periodically reviewed and compared with actual experience. If it is determined that existing contract liabilities, together with the present value of future gross premiums, will not be sufficient to cover the present value of future benefits and to recover unamortized acquisition costs, then a premium deficiency exists. Such a deficiency would be recognized immediately by a charge to earnings and either a reduction of unamortized acquisition costs or an increase in the liability for future policy benefits. From that point forward, the liability for future policy benefits would be based on the revised assumptions.

Deferred Acquisition Costs: Certain costs of acquiring new insurance business are deferred and recorded as an asset. These costs are essential to the acquisition of new insurance business and are directly related to the successful issuance of an insurance contract including sales commissions, policy issue costs, and underwriting costs for policies that are successfully issued. Deferred acquisition costs are amortized in a systematic manner which matches these costs with the associated revenues. The method of amortization has not changed due to the adoption of the new guidance described under the caption Adoption of New Accounting Standard following in this Note. Policies other than universal life-type policies are amortized with interest over the estimated premium-paying period of the policies in a manner which charges each year’s operations in proportion to the receipt of premium income. Limited-payment contracts are amortized over the contract period. Universal life-type policies are amortized with interest in proportion to estimated gross profits. The assumptions used to amortize acquisition costs with regard to interest, mortality, morbidity, and persistency are consistent with those used to estimate the liability for future policy benefits. For interest-sensitive and deposit-balance type products, these assumptions are reviewed on a regular basis and are revised if actual experience differs significantly from original expectations. For all other products, amortization assumptions are generally not revised once established. Deferred acquisition costs are subject to periodic recoverability and loss recognition testing to determine if there is a premium deficiency. These tests ensure that the present value of future contract-related cash flows will support the capitalized deferred acquisition cost asset. These cash flows consist primarily of premium income, less benefits and expenses taking inflation into account. The present value of these cash flows, less the benefit reserve, is then compared with the unamortized deferred acquisition cost balance. In the event the estimated present value of net cash flows is less, the deficiency would be recognized by a charge to earnings and either a reduction of unamortized acquisition costs or an increase in the liability for future benefits, as described under the caption Future Policy Benefits.

Advertising Costs: Costs related to advertising are generally charged to expense as incurred. However, certain direct response advertising costs are capitalized when there is a reliable and demonstrated relationship between total costs and future benefits that is a direct result of incurring these costs. Torchmark’s Direct Response advertising costs consist primarily of the production and distribution costs of direct mail advertising materials, and when capitalized are included as a component of deferred acquisition costs. They are amortized in the same manner as other deferred acquisition costs. Direct response advertising costs charged to earnings and included in other operating expense were $16 million, $12 million, and $10 million in 2011, 2010, and 2009, respectively. Capitalized advertising costs were $1 billion at December 31, 2011 and $972 million at December 31, 2010.

The adoption of the new accounting guidance described below changed the method by which Torchmark reports direct response advertising costs. Prior to the adoption, the Company capitalized all such advertising costs as permitted under previous guidance.

Adoption of New Accounting Standard: Torchmark has adopted the new accounting guidance under Accounting Standard Update 2010-26 (ASU 2010-26), issued by the FASB concerning policy acquisition costs. While the guidance was not effective until January 1, 2012, the Company elected to retrospectively adopt the new guidance as permitted by ASU 2010-26. Retrospective adoption means that the deferred acquisition cost asset has been adjusted down to a level as if the new guidance had been in effect in prior periods presented, with an adjustment to the opening balance of retained earnings for the cumulative effect of the change in accounting guidance. This new guidance amends the previous accounting for costs associated with acquiring or renewing insurance contracts in order to address the diversity in practice surrounding the capitalization and deferral of these costs. As a result of this new standard, certain costs that were previously capitalized (deferred) and amortized as deferred acquisition costs are no longer allowed to be deferred and are expensed as incurred. The new guidance limits the deferral of costs to those direct incremental costs related to the successful issuance of an insurance contract, and includes primarily sales commissions, policy issue, and underwriting costs for policies that are successfully issued. Previously, the Company was allowed to defer any cost that varied with and related to the production of new business. For Torchmark, the costs that are no longer deferrable primarily relate to agent distribution systems, and include such costs as training, recruiting, office space, and certain management and underwriting expenses.

The limitations on acquisition cost deferrals resulting from the retrospective adoption have resulted in an increase in commissions and expenses from those previously reported. However, as a result of the retrospective writedown of the deferred acquisition cost asset, the amortization of previously deferred costs decreased, partially offsetting the impact of the increased expenses. The cumulative effect of the retrospective adoption of the standard resulted in a decrease in shareholders’ equity of $309 million as of January 1, 2009. A summary of the impact on previously reported financial statement balances due to the adoption is as follows:

	For the years ended December 31,
	2011		2010		2009
	Previously Reported	As Adjusted	Previously Reported	As Adjusted	Previously Reported	As Adjusted
Amortization of deferred acquisition costs	$424,781	$364,583	$418,890	$362,390	$415,986	$355,986
Commissions, premium taxes, and non-deferred acquisition expenses	124,134	216,216	125,330	209,827	128,620	222,126
Income taxes	237,326	226,166	256,274	246,475	191,024	179,297
Income from continuing operations	518,340	497,616	522,293	504,095	386,052	364,273
Net income	517,885	497,161	517,064	498,866	404,953	383,174
Basic net income per share:
Continuing operations	$4.79	$4.60	$4.28	$4.13	$3.10	$2.93
Net income	4.78	4.59	4.24	4.09	3.25	3.08
Diluted net income per share:
Continuing operations	4.72	4.53	4.24	4.09	3.10	2.93
Net income	4.72	4.53	4.20	4.05	3.25	3.08

	As of December 31,
	2011		2010
	Previously Reported	As Adjusted	Previously Reported	As Adjusted
Deferred acquisition costs	$3,484,851	$2,916,732	$3,406,335	$2,869,546
Current and deferred income taxes payable	1,518,695	1,319,853	1,209,433	1,021,556
Accumulated other comprehensive income	549,423	549,916	22,958	23,092
Retained earnings	3,634,481	3,264,711	3,473,482	3,124,436
Shareholders’ equity	4,228,908	3,859,631	4,016,241	3,667,329

*	Adoption resulted in the addition of non-deferred acquisition expenses of $92 million, $84 million, and $94 million in 2011, 2010, and 2009, respectively.

The adoption of this guidance causes a delay in the recognition of underwriting profit on newly issued business, but not the ultimate profitability of that business. The adoption had no impact on Torchmark’s cash flows, liquidity, or the statutory earnings of its insurance subsidiaries.

Policy Claims and Other Benefits Payable:    Torchmark establishes a liability for known policy benefits payable and an estimate of claims that have been incurred but not yet reported to the Company. The estimate of unreported claims is based on prior experience. Torchmark makes an estimate after careful evaluation of all information available to the Company. However, there is no certainty the stated liability for claims and other benefits, including the estimate of unsubmitted claims, will be Torchmark’s ultimate obligation.

Income Taxes:    Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement book values and tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. More information concerning income taxes is provided in Note 8—Income Taxes.

Property and Equipment:    Property and equipment, included in “Other assets,” is reported at cost less allowances for depreciation. Depreciation is recorded primarily on the straight line method over the estimated useful lives of these assets which range from two to ten years for equipment and five to forty years for buildings and improvements. Ordinary maintenance and repairs are charged to income as incurred. Impairments, if any, are recorded when, based on events and circumstances, it becomes evident that the fair value of the asset is less than its carrying amount. Original cost of property and equipment was $119 million at both December 31, 2011 and 2010. Accumulated depreciation was $71 million at year end 2011 and $65 million at the end of 2010. Depreciation expense was $6.8 million in 2011, $6.0 million in 2010, and $4.6 million in 2009.

Asset Retirements:    Certain of Torchmark’s subsidiaries own and occupy buildings containing asbestos. These facilities are subject to regulations which could cause the Company to be required to remove and dispose of all or part of the asbestos upon the occurrence of certain events. Otherwise, the subsidiaries are under no obligation under the regulations. At this time, no such events under these regulations have occurred. For this reason, the Company has not recorded a liability for this potential obligation, as the time at which any obligation could be settled is not known. Therefore, there is insufficient information to estimate a fair value.

Low-Income Housing Tax Credit Interests:    As of December 31, 2011, Torchmark had $293 million invested in limited partnerships that provide low-income housing tax credits and other related Federal income tax and state premium tax benefits to Torchmark. The carrying value of Torchmark’s investment in these entities was $283 million at December 31, 2010. As of December 31, 2011, Torchmark was obligated under future commitments of $109 million, which amount is included in the above carrying value. Interests for which the return has been guaranteed by unrelated third-parties are accounted for using the effective-yield method. The remaining interests are accounted for using the amortized-cost method.

For 2011 and 2010, the Federal income benefits accrued during the year, net of the amortization associated with guaranteed interests, were recorded in “Income taxes.” Amortization associated with non-guaranteed interests and interests providing for state premium tax benefits was reflected as a component of “Net investment income.” For years prior to 2010, the Federal income tax benefits accrued during the year, net of the amortization associated with all interests, were recorded in “Income taxes.” All state premium tax benefits, net of the related amortization, were recorded in “Net investment income.” At December 31, 2011, $281 million associated with the Federal interests was included in “Other assets” with the remaining $12 million state-related interests included in “Other invested assets.” At December 31, 2010, the comparable amounts were $269 million and $14 million, respectively. Any unpaid commitments to invest are recorded in “Other liabilities.” In the segment analysis, the amortization associated with the non-guaranteed interests is reflected as a component of “Income tax expenses,” and not “Net investment income,” consistent with the treatment of the guaranteed interests. Management views this presentation as a more accurate matching of costs with the associated revenues with respect to the low-income housing interests.

Goodwill:    The excess cost of business acquired over the fair value of their net assets is reported as goodwill. Goodwill is subject to annual impairment testing based on certain procedures outlined by GAAP. The procedures involve measuring the carrying value of each reporting unit of Torchmark’s segments, including the goodwill of that unit, against the estimated fair value of the corresponding unit. If the carrying value of a unit including goodwill exceeds its estimated fair value, then the goodwill in that unit could potentially be impaired. In that event, further testing is required under the accounting guidance to determine the amount of impairment, if any. If there is an impairment in the goodwill of any reporting unit, it is written down and charged to earnings in the period of test.

Torchmark has tested its goodwill annually in each of the years 2009 through 2011. These tests involved assigning carrying value by allocating the Company’s net assets to each of the reporting units of Torchmark’s segments, including the portion of goodwill assigned to the unit. The fair value of each reporting unit is determined using discounted expected cash flows associated with that unit. Judgment and assumptions are used in developing the projected cash flows for the reporting units, and such estimates are subject to change. The Company also exercises judgment in the determination of the discount rate, which management believes to be appropriate for the risk associated with the cash flow expectations. The fair value of each reporting unit is then measured against that reporting unit’s corresponding carrying value. Because the estimated fair value exceeded the carrying value, including goodwill, of each reporting unit in each period, Torchmark’s goodwill was not impaired in any of those periods.

Treasury Stock:    Torchmark accounts for purchases of treasury stock on the cost method. Issuance of treasury stock is accounted for using the weighted-average cost method.

Settlements:    During 2011, Torchmark settled a state administrative matter involving issues arising over a period of many years. The settlement resulted in a pre-tax charge of $6.9 million ($4.5 million after tax). Additionally in 2011, the Company accrued an estimated liability for settlement of an insurance litigation matter expected to settle in 2012. The liability for this litigation, which arose many years ago, was estimated to be $12.0 million pretax ($7.8 million after tax). Please refer to Note 15—Commitments and Contingencies in the Notes to Consolidated Financial Statements for a discussion of the litigation settlement. In 2009, Torchmark recorded a $2.9 million tax settlement primarily resulting from the favorable settlements of U.S. Federal income tax issues that related to prior tax years. More information on this tax settlement is provided in Note 8—Income Taxes. Management removes items that are related to prior periods when evaluating the operating results of current periods. Therefore, these items are excluded in its presentation of segment results as disclosed in Note 14—Business Segments, because accounting guidance requires that operating segment results be presented as management views its business.

Postretirement Benefits:    Torchmark accounts for its postretirement defined benefit plans by recognizing the funded status of those plans on its Consolidated Balance Sheets in accordance with accounting guidance. Periodic gains and losses attributable to changes in plan assets and liabilities that are not recognized as components of net periodic benefit costs are recognized as components of other comprehensive income, net of tax. More information concerning the accounting and disclosures for postretirement benefits is found in Note 9—Postretirement Benefits.

Stock Compensation:    Torchmark accounts for stock-based compensation by recognizing an expense in the financial statements based on the “fair value method.” The fair value method requires that a fair value be assigned to a stock option or other stock grant on its grant date and that this value be amortized over the grantees’ service period.

The fair value method requires the use of an option valuation model to value employee stock options. Torchmark has elected to use the Black-Scholes valuation model for option expensing. A summary of assumptions for options granted in each of the three years 2009 through 2011 is as follows:

	2011	2010	2009
Volatility factor	42.3%	40.3%	29.6%
Dividend yield	1.0%	1.3%	2.4%
Expected term (in years)	4.66	4.74	4.72
Risk-free rate	2.0%	2.5%	2.6%

The expected term is generally derived from Company experience. However, expected terms of grants made under the Torchmark Corporation 2005 Incentive Plan (2005 Plan) and the 2007 Long-Term Compensation Plan (2007 Plan), involving grants made in the years 2005 through 2010, were determined based on the simplified method as permitted by Staff Accounting Bulletins 107 and 110. This method was used because the 2005 and 2007 Plans limited grants to a maximum contract term of seven years, and Torchmark had no previous experience with seven-year contract terms. Prior to 2005, substantially all grants contained ten-year terms. Because a large portion of these grants vest over a three-year period, the Company did not have sufficient exercise history during 2010 or previous years to determine an appropriate expected term on these grants. Beginning in 2011, all grants with seven-year terms are based on Company experience. The Torchmark Corporation 2011 Incentive Plan replaced the previous plans and allows for option grants with a ten-year contractual term which vest over five years in addition to seven-year grants which vest over three years as permitted by the previous plans. The Company has no historical experience with five-year vesting, and will therefore use the simplified method to determine the expected term for these grants until such experience is developed. Volatility and risk-free interest rates are assumed over a period of time consistent with the expected term of the option. Volatility is measured on a historical basis. Monthly data points are utilized to derive volatility for periods greater than three years. Expected dividend yield is based on current dividend yield held constant over the expected term. Once the fair value of an option has been determined, it is amortized on a straight-line basis over the employee’s service period for that grant (from the grant date to the date the grant is fully vested).

Torchmark management views all stock-based compensation expense as a corporate or Parent Company expense and, therefore, presents it as such in its segment analysis (See Note 14—Business Segments). It is included in “Other operating expense” in the Consolidated Statements of Operations.

Stock Split:    Torchmark declared a three-for-two stock split paid in the form of a 50% stock dividend on all of the Company’s outstanding common stock. The record date for the split was the close of business on June 1, 2011. On July 1, 2011, the payment date, holders of Torchmark common stock as of the record date received one additional share of stock for every two shares held. The Company paid $123 thousand in cash to acquire 2,841 fractional shares as a result of the split. All share and per share amounts have been adjusted to reflect this split for all periods presented in these consolidated financial statements. “Common stock” and “Retained earnings” presented for all prior periods in the accompanying Consolidated Balance Sheet and Consolidated Statements of Shareholders’ Equity have also been retroactively adjusted to reflect this split.

Earnings Per Share:    Torchmark presents basic and diluted earnings per share (EPS) on the face of the Consolidated Statements of Operations. Basic EPS is computed by dividing income available to common shareholders by the weighted average common shares outstanding for the period. Diluted EPS is calculated by adding to shares outstanding the additional net effect of potentially dilutive securities or contracts, such as stock options, which could be exercised or converted into common shares. For more information on earnings per share, see Note 12—Shareholders’ Equity.

Statutory Accounting	12 Months Ended
Dec. 31, 2011
Statutory Accounting

Note 2—Statutory Accounting

Life insurance subsidiaries of Torchmark are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from GAAP. Consolidated net income and shareholders’ equity (capital and surplus) on a statutory basis for the insurance subsidiaries were as follows:

	Net Income Year Ended December 31,			Shareholders’ Equity At December 31,
	2011	2010	2009	2011	2010
Life insurance subsidiaries	$424,738	$499,440	$274,734	$1,273,117	$1,607,811

The excess, if any, of shareholder’s equity of the insurance subsidiaries on a GAAP basis over that determined on a statutory basis is not available for distribution to Torchmark without regulatory approval. More information on the restrictions on the payment of dividends can be found in Note 12—Shareholders’ Equity.

Torchmark’s statutory financial statements are presented on the basis of accounting practices prescribed by the insurance department of the state of domicile of each insurance subsidiary. All states have adopted the National Association of Insurance Commissioners’ (NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting. However, certain states have retained the prescribed practices of their respective insurance code or administrative code which can differ from NAIC SAP. There are no significant differences between NAIC SAP and the accounting practices prescribed by the states of domicile for Torchmark’s life insurance companies that affect statutory surplus.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations

Note 3—Discontinued Operations

During the third quarter of 2010, Torchmark’s subsidiary, Liberty, entered into an agreement to sell its wholly-owned subsidiary, United Investors Life Insurance Company (United Investors), to an unaffiliated insurance carrier. The sale was completed as of December 31, 2010. United Investors marketed primarily term and interest-sensitive life insurance, fixed annuities, and, prior to 2009, variable annuities. Consideration for the sale consisted of $343 million in cash at the closing, as well as post-closing proceeds receivable from the buyer of approximately $21 million which was received in early 2011. The transaction resulted in a pretax loss of approximately $38 million ($35 million after tax), which has been reported as a realized loss on the disposal of a discontinued operation in 2010. Due to the sale, Torchmark’s consolidated financial statements are presented to reflect the transactions as discontinued operations.

An analysis of income from discontinued operations is as follows:

	Twelve months ended December 31,
	2010	2009
Premium income	$73,675	$77,094
Investment income	43,787	42,375
Realized investment gains (losses)	2,850	(12,167)
Other income	103	22

Total revenue*	120,415	107,324

Policyholder benefits	56,374	59,470
Amortization of deferred acquisition costs	14,599	13,267
Other expense	4,960	6,470

Total benefits and expense	75,933	79,207

Pre tax income from discontinued operations	44,482	28,117
Income tax	(14,698)	(9,216)

Income from discontinued operations	$29,784	$18,901

Revenues and profitability in the indicated segment were as follows:

	Twelve Months Ended December 31,
	2010	2009
Revenues:
Life	$65,726	$67,917
Annuity	7,949	9,177
Investment	43,787	42,375
Other	103	22

Total*	$117,565	$119,491

Segment profitability (loss):
Life	$22,692	$19,477
Annuity	(931)	3,084
Investment	22,490	21,660
Other	(2,619)	(3,937)

Total	$41,632	$40,284

*	Segment revenues differ from discontinued revenues by the amount of realized investment gains/losses, which Torchmark excludes from its consideration of ongoing operations.

Investments	12 Months Ended
Dec. 31, 2011
Investments

Note 4—Investments

Portfolio Composition:

A summary of fixed maturities available for sale and equity securities by cost or amortized cost and estimated fair value at December 31, 2011 and 2010 is as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amount per the Balance Sheet	% of Total Fixed Maturities*

2011:
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$65,283	$1,756	$(4)	$67,035	$67,035	1%
States, municipalities, and political subdivisions	1,213,082	118,636	(1,896)	1,329,822	1,329,822	11
Foreign governments	21,832	1,327	0	23,159	23,159	0
Corporates	8,357,809	1,051,019	(137,908)	9,270,920	9,270,920	78
Collateralized debt obligations	60,437	0	(30,117)	30,320	30,320	0
Other asset-backed securities	42,862	3,210	(1,392)	44,680	44,680	0
Redeemable preferred stocks	1,162,939	27,184	(67,854)	1,122,269	1,122,269	10%

Total fixed maturities	10,924,244	1,203,132	(239,171)	11,888,205	11,888,205	100%

Equity securities	14,875	2,244	(63)	17,056	17,056

Total fixed maturities and equity securities	$10,939,119	$1,205,376	$(239,234)	$11,905,261	$11,905,261

*	At fair value

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amount per the Balance Sheet	% of Total Fixed Maturities

2010:
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$78,387	$1,347	$(1,060)	$78,674	$78,674	1%
States, municipalities, and political subdivisions	1,212,185	10,752	(41,811)	1,181,126	1,181,126	11
Foreign governments	22,352	679	0	23,031	23,031	0
Corporates	7,707,938	423,076	(210,149)	7,920,865	7,920,865	75
Collateralized debt obligations	56,525	0	(34,069)	22,456	22,456	0
Other asset-backed securities	46,406	3,010	(678)	48,738	48,738	1
Redeemable preferred stocks	1,311,704	36,405	(79,965)	1,268,144	1,268,144	12

Total fixed maturities	10,435,497	475,269	(367,732)	10,543,034	10,543,034	100%
Equity securities	14,875	2,348	(69)	17,154	17,154

Total fixed maturities and equity securities	$10,450,372	$477,617	$(367,801)	$10,560,188	$10,560,188

A schedule of fixed maturities by contractual maturity at December 31, 2011 is shown below on an amortized cost basis and on a fair value basis. Actual maturities could differ from contractual maturities due to call or prepayment provisions.

	Amortized Cost	Fair Value
Fixed maturities available for sale:
Due in one year or less	$64,222	$64,895
Due from one to five years	527,836	564,584
Due from five to ten years	669,994	728,784
Due from ten to twenty years	2,439,335	2,649,607
Due after twenty years	7,114,402	7,799,590
Mortgage-backed and asset-backed securities	108,455	80,745

	$10,924,244	$11,888,205

Analysis of investment operations:

	Year Ended December 31,
	2011	2010	2009

Net investment income is summarized as follows:
Fixed maturities	$683,101	$662,202	$609,566
Equity securities	1,558	1,183	1,287
Policy loans	29,293	27,248	25,394
Other long-term investments	2,439	3,064	6,482
Short-term investments	165	762	1,296

	716,556	694,459	644,025
Less investment expense	(23,528)	(18,095)	(11,485)

Net investment income	$693,028	$676,364	$632,540

An analysis of realized gains (losses) from investments is as follows:
Realized investment gains (losses):
Fixed maturities:
Sales and other	$27,790	$43,022	$15,638
Writedowns	(20)	(4,850)	(143,166)
Equity securities	0	1	(862)
Loss on redemption of debt	0	(1,646)	(1)
Other	(1,866)	813	(1,101)

	25,904	37,340	(129,492)
Applicable tax	(9,066)	(13,070)	44,147

Realized gains (losses) from investments, net of tax	$16,838	$24,270	$(85,345)

An analysis of the net change in unrealized investment gains (losses) is as follows:
Equity securities	$(98)	$432	$2,377
Fixed maturities available for sale	856,424	562,921	1,240,781

Net change in unrealized gains (losses) on securities	$856,326	$563,353	$1,243,158

Additional information about securities sold is as follows:

	At December 31,
	2011		2010		2009
Fixed maturities:
Proceeds from sales	$236,662	**	$314,904	*	$830,892 *
Gross realized gains	28,249		29,821		69,249
Gross realized losses	(24,323)		(13,361)		(56,499)

Equities:
Proceeds from sales	0		1		1,138
Gross realized gains	0		1		0
Gross realized losses	0		0		(862)

*	Proceeds from sales including discontined assets were $326 million in 2010 and $900 million in 2009.
**	Includes $12.3 million of unsettled trades

Fair value measurements:    Torchmark measures the fair value of its financial assets based on a hierarchy consisting of three levels which indicate the quality of the fair value measurements as described below:

•	Level 1 – fair values are based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

•

Level 2 – fair values are based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that can otherwise be corroborated by observable market data.

•

Level 3 – fair values are based on inputs that are considered unobservable where there is little, if any, market activity for the asset or liability as of the measurement date. In this circumstance, the Company has to rely on values derived by independent brokers or internally-developed assumptions. Unobservable inputs are developed based on the best information available to the Company which may include the Company’s own data or bid and ask prices in the dealer market.

The great majority of the Company’s fixed maturities are not actively traded and direct quotes are not generally available. Management therefore determines the fair values of these securities after consideration of data provided by third-party pricing services and independent broker/dealers. Over 99% of the fair value reported at December 31, 2011 was determined using data provided by third-party pricing services. Prices provided by third-party pricing services are not binding offers but are estimated exit values. They are based on observable market data inputs which can vary by security type. Such inputs include benchmark yields, available trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market data. As part of the Company’s controls over pricing, management reviews and analyzes all prices obtained to insure the reasonableness of the values, taking all available information into account. One very important control is the corroboration of prices obtained from third-party sources against other independent sources. When corroborated prices produce small variations, the close correlation indicates observable inputs, and the median value is used. When corroborated prices present greater variations, additional analysis is required to determine which value is the most appropriate. When only one price is available, management evaluates observable inputs and performs additional analysis to confirm that the price is appropriate. All fair value measurements based on prices determined with observable market data are reported as Level 1 or Level 2 measurements.

When third-party vendor prices are not available, the Company attempts to obtain at least three quotes from broker/dealers for each security. When at least three quotes are obtained, and the standard deviation of such quotes is less than 3%, (suggesting that the independent quotes were likely derived using similar observable inputs), the Company uses the median quote and classifies the measurement as Level 2. At December 31, 2011 and 2010, there were no assets valued as Level 2 in this manner with broker quotes.

When the standard deviation is 3% or greater, or the Company cannot obtain three quotes, then additional information and management judgment are required to establish the fair value. The measurement is then classified as Level 3. The Company uses information and valuation techniques deemed appropriate for determining the point within the range of reasonable fair value estimates that is most representative of fair value under current market conditions. As of December 31, 2011 and 2010, fair value measurements classified as Level 3 represented 0.4% and 1.0%, respectively, of total fixed maturities and equity securities.

The following tables represent the fair value of assets measured on a recurring basis at December 31, 2011 and 2010:

	Fair Value Measurements at December 31, 2011 Using:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Fixed maturities available for sale:
Bonds:	`
U.S. Government direct, guaranteed, and government-sponsored enterprises	$0	$67,035	$0	$67,035
States, municipalities, and political subdivisions	0	1,329,822	0	1,329,822
Foreign governments	0	23,159	0	23,159
Corporates	28,092	9,231,578	11,250	9,270,920
Collateralized debt obligations	0	0	30,320	30,320
Other asset-backed securities	0	37,558	7,122	44,680
Redeemable preferred stocks	217,613	904,656	0	1,122,269

Total fixed maturities	245,705	11,593,808	48,692	11,888,205
Equity securities	16,346	0	710	17,056

Total fixed maturities and equity securities	$262,051	$11,593,808	$49,402	$11,905,261

Percentage of total	2.2%	97.4%	0.4%	100.0%

Description	Fair Value Measurements at December 31, 2010 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$0	$78,674	$0	$78,674
States, municipalities and political subdivisions	0	1,181,126	0	1,181,126
Foreign governments	0	23,031	0	23,031
Corporates	15,347	7,831,845	73,673	7,920,865
Collateralized debt obligations	0	0	22,456	22,456
Other asset-backed securities	0	40,696	8,042	48,738
Redeemable preferred stocks	270,189	997,955	0	1,268,144

Total fixed maturities	285,536	10,153,327	104,171	10,543,034

Equity securities	16,484	0	670	17,154

Total fixed maturities and equity securities	$302,020	$10,153,327	$104,841	$10,560,188

Percent of total	2.9%	96.1%	1.0%	100.0%

The following table represents changes in assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Analysis of Changes in Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Asset- backed securities	Collateralized debt Obligations	Corporates*	Other	Total
Balance at January 1, 2009	$23,077	$14,158	$164,881	$1,246	$203,362
Total gains or losses:
Included in realized gains/losses	0	(83,458)	(2,502)	0	(85,960)
Included in other comprehensive income	1,717	80,674	(2,728)	12	79,675
Sales	0	125	(6,833)	0	(6,708)
Amortization	(183)	1,014	2,366	(5)	3,192
Other **	0	5,524	213	148	5,885
Transfers in to Level 3	0	0	48,995	4,435	53,430
Transfers out of Level 3	(16,630)	0	(132,628)	0	(149,258)

Balance at December 31, 2009	7,981	18,037	71,764	5,836	103,618
Total gains or losses:
Included in realized gains/losses	0	(1,712)	1,504	708	500
Included in other comprehensive income	255	2,445	14,711	(534)	16,877
Sales	0	0	(5,862)	(2,331)	(8,193)
Amortization	(194)	2,333	2,536	(1)	4,674
Other **	0	1,353	0	0	1,353
Transfers out of Level 3	0	0	(10,980)	(3,008)	(13,988)

Balance at December 31, 2010	8,042	22,456	73,673	670	$104,841
Total gains or losses:
Included in realized gains/losses	0	0	(12,542)	0	(12,542)
Included in other comprehensive income	(714)	3,952	14,578	40	17,856
Sales	0	0	(13,875)	0	(13,875)
Amortization	(206)	2,470	1,302	0	3,566
Other **	0	1,442	0	0	1,442
Transfers out of Level 3	0	0	(51,886)	0	(51,886)

Balance at December 31, 2011	$7,122	$30,320	$11,250	$710	$49,402

*	Includes redeemable preferred stocks
**	Includes capitalized interest and foreign exchange adjustments.

The collateral underlying collateralized debt obligations for which fair values are reported as Level 3 consists primarily of trust preferred securities issued by banks and insurance companies. None of the collateral is subprime or Alt-A mortgages (loans for which the typical documentation was not provided by the borrower).

The following table presents transfers in and out of each of the valuation levels of fair values.

	2011			2010			2009
	In	Out	Net	In	Out	Net	In	Out	Net
Level 1	$0	$0	$0	$54	$(4,848)	$(4,794)	$0	$0	$0
Level 2	51,886	0	51,886	18,836	(54)	18,782	149,258	(53,430)	95,828
Level 3	0	(51,886)	(51,886)	0	(13,988)	(13,988)	53,430	(149,258)	(95,828)

Transfers into Level 2 from Level 3 result from the availability of observable market data when a security is valued at the end of a period. Transfers into Level 3 occur when there is a lack of observable market information. Transfers into Level 1 from Level 2 occur when direct quotes are available; transfers from Level 1 into Level 2 result when only observable market data and no direct quotes are available.

Other-than-temporary impairments:    Torchmark’s portfolio of fixed maturities fluctuates in value due to changes in interest rates in the financial markets as well as other factors. Fluctuations caused by market interest rate changes have little bearing on whether or not the investment will be ultimately recoverable. Therefore, Torchmark considers these declines in value resulting from changes in market interest rates to be temporary. In certain circumstances, however, Torchmark determines that the decline in the value of a security is other-than-temporary and writes the book value of the security down to its fair value, realizing an investment loss. The evaluation of Torchmark’s securities for other-than-temporary impairments is a process that is undertaken not less frequently than quarterly and is overseen by a team of investment and accounting professionals. Each security which is impaired because the fair value is less than the cost or amortized cost is identified and evaluated. The determination that an impairment is other-than-temporary is highly subjective and involves the careful consideration of many factors. Among the factors considered are:

•	The length of time and extent to which the security has been impaired
•	The reason(s) for the impairment
•	The financial condition of the issuer and the near-term prospects for recovery in fair value of the security
•	The Company’s ability and intent to hold the security until anticipated recovery
•	Expected future cash flows

The relative weight given to each of these factors can change over time as facts and circumstances change. In many cases, management believes it is appropriate to give relatively more weight to prospective factors than to retrospective factors. Prospective factors that are given more weight include prospects for recovery, the Company’s ability and intent to hold the security until anticipated recovery, and expected future cash flows.

Among the facts and information considered in the process are:

•	Default on a required payment
•	Issuer bankruptcy filings
•	Financial statements of the issuer
•	Changes in credit ratings of the issuer
•	The value of underlying collateral
•	News and information included in press releases issued by the issuer
•	News and information reported in the media concerning the issuer
•	News and information published by or otherwise provided by credit analysts
•	Recent cash flows

While all available information is taken into account, it is difficult to predict the ultimately recoverable amount of a distressed or impaired security.

Torchmark has determined that certain of its holdings in fixed maturity investments were other-than-temporarily impaired during the three years ended December 31, 2011. Included in the impairments were collateralized debt obligations in which the impairment was bifurcated in accordance with accounting guidance. As a result of this guidance, the portion of an impairment considered to be a credit loss is other-than-temporarily impaired and the amount of the credit loss is charged to net income. Any portion of the impairment considered to be temporary is charged to other comprehensive income. The credit loss portion of an impairment is determined as the difference between the security’s amortized cost and the present value of expected future cash flows discounted at the securities’ original effective yield rate. The temporary portion is the difference between this present value of expected future cash flows and fair value (as discounted by a market yield). The expected cash flows are determined using judgment and the best information available to the Company. Inputs used to derive expected cash flows include expected default rates, current levels of subordination, and loan-to-collateral value ratios. Management believes that the present value of future cash flows at the original effective yield is a better measure of valuation, because fair value is based on limited observable market data, and the market for these securities is neither active nor orderly. The following table presents the writedowns recorded due to these impairments in accordance with accounting guidance and whether the writedown was charged to earnings or other comprehensive income.

Writedowns for Other-Than-Temporary Impairments

	2011		2010		2009
	Net Income	Other Comprehensive Income	Net Income	Other Comprehensive Income	Net Income	Other Comprehensive Income
Collateralized debt obligations	$0	$0	$1,712	$0	$ 83,457	$20,766
Corporate bonds	20	0	3,138	0	59,709	0

Total pre-tax	$20	$0	$4,850	$0	$143,166	$20,766

After tax	$13	$0	$3,152	$0	$ 94,234	$13,498

As of year end 2011, previously written down securities remaining in the portfolio were carried at a fair value of $22.6 million. Otherwise, as of December 31, 2011, Torchmark has no information available to cause it to believe that any of its investments are other-than-temporarily impaired. Torchmark has the ability and intent to hold these investments to recovery, and does not intend to sell nor expects to be required to sell its other impaired securities.

Bifurcated credit losses result when there is an other-than-temporary impairment for which a portion of the loss is recognized in other comprehensive income. Torchmark’s balances related to bifurcated credit loss positions included in other comprehensive income were $22 million at December 31, 2011, December 31, 2010, and December 31, 2009. There was no change in this balance since December 31, 2009, the year the balance initially arose.

Unrealized gain/loss analysis.    As conditions in financial markets have improved since early 2009, unrealized gains in the portfolio have occurred and losses have declined. Net unrealized losses on fixed maturities of $455 million at December 31, 2009 became net unrealized gains of $108 million at December 31, 2010. During 2011, net unrealized gains rose to $964 million at December 31, 2011. At December 31, 2011, investments in securities in the financial sector were in a $14 million unrealized gain position compared with an unrealized loss position of $115 million at December 31, 2010. Investments in securities in the other sectors had net unrealized gains of $950 million in 2011 and $223 million in 2010. The following tables disclose gross unrealized investment losses by class of investment at December 31, 2011 and December 31, 2010. Torchmark considers these investments to be only temporarily impaired.

ANALYSIS OF GROSS UNREALIZED INVESTMENT LOSSES

At December 31, 2011

	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$279	$(3)	$34	$(1)	$313	$(4)
States, municipalities and political subdivisions	0	0	17,609	(1,896)	17,609	(1,896)
Foreign governments	0	0	0	0	0	0
Corporates	585,265	(38,249)	612,338	(99,659)	1,197,603	(137,908)
Collateralized debt obligations	0	0	30,320	(30,117)	30,320	(30,117)
Other asset-backed securities	0	0	7,122	(1,392)	7,122	(1,392)
Redeemable preferred stocks	205,449	(14,250)	367,450	(53,604)	572,899	(67,854)

Total fixed maturities	790,993	(52,502)	1,034,873	(186,669)	1,825,866	(239,171)

Equity securities	386	(63)	0	0	386	(63)

Total fixed maturities and equity securities	$791,379	$(52,565)	$1,034,873	$(186,669)	$1,826,252	$(239,234)

ANALYSIS OF GROSS UNREALIZED INVESTMENT LOSSES

At December 31, 2010

	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$56,905	$(1,060)	$0	$0	$56,905	$(1,060)
States, municipalities and political subdivisions	685,754	(26,734)	66,591	(15,077)	752,345	(41,811)
Foreign governments	0	0	0	0	0	0
Corporates	1,284,966	(39,331)	862,820	(170,818)	2,147,786	(210,149)
Collateralized debt obligations	0	0	22,331	(34,069)	22,331	(34,069)
Other asset-backed securities	0	0	8,042	(678)	8,042	(678)
Redeemable preferred stocks	199,362	(3,339)	646,454	(76,626)	845,816	(79,965)

Total fixed maturities	2,226,987	(70,464)	1,606,238	(297,268)	3,833,225	(367,732)

Equity securities	0	0	30	(69)	30	(69)

Total fixed maturities and equity securities	$2,226,987	$(70,464)	$1,606,268	$(297,337)	$3,833,255	$(367,801)

Additional information about investments in an unrealized loss position is as follows:

	Less than Twelve Months	Twelve Months or Longer	Total

Number of issues (Cusip numbers) held:
As of December 31, 2011	117	93	210
As of December 31, 2010	234	133	367

Torchmark’s entire fixed-maturity and equity portfolio consisted of 1,373 issues at December 31, 2011 and 1,430 issues at December 31, 2010. The weighted-average quality rating of all unrealized loss positions as of December 31, 2011 was BBB-, compared with BBB+ a year earlier. The weighted-average quality ratings are based on amortized cost.

Other investment information:

Other long-term investments consist of the following:

	December 31,
	2011	2010
Mortgage loans, at cost	$551	$14,481
Investment real estate, at depreciated cost	3,165	2,154
Low-income housing interests	12,188	14,482
Collateral loans	7,598	8,913
Other	2,665	2,955

Total	$26,167	$42,985

The estimated fair value of mortgage loans, based on discounted cash flows, was approximately $0.6 million at December 31, 2011 and $14.3 million at December 31, 2010. Accumulated depreciation on investment real estate was $1.8 million at both December 31, 2011 and 2010.

Torchmark had $125 thousand in fixed maturities at book value ($130 thousand at fair value) that were non-income producing during the twelve months ended December 31, 2011. Torchmark had $3.0 million in investment real estate at December 31, 2011 which was non-income producing during the previous twelve months. Torchmark did not have any other invested assets that were non-income producing during the twelve months ended December 31, 2011.

Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2011
Deferred Acquisition Costs

Note 5—Deferred Acquisition Costs

An analysis of deferred acquisition costs is as follows:

	2011	2010	2009
Balance at beginning of year	$2,869,546	$2,810,507	$2,753,395
Additions:
Deferred during period:
Commissions	283,961	291,562	303,791
Other expenses	157,864	149,351	161,409

Total deferred	441,825	440,913	465,200
Foreign exchange adjustment	0	5,055	10,663

Total additions	441,825	445,968	475,863

Deductions:
Amortized during period	(364,583)	(362,390)	(355,986)
Foreign exchange adjustment	(1,765)	0	0
Adjustment attributable to unrealized investment gains(1)	(28,291)	(24,539)	(62,765)

Total deductions	(394,639)	(386,929)	(418,751)

Balance at end of year	$2,916,732	$2,869,546	$2,810,507

(1)	Represents amounts pertaining to investments relating to universal life-type products.

In the event of lapses or early withdrawals in excess of those assumed, deferred acquisition costs may not be recoverable.

Future Policy Benefit Reserves	12 Months Ended
Dec. 31, 2011
Future Policy Benefit Reserves

Note 6—Future Policy Benefit Reserves

A summary of the assumptions used in determining the liability for future policy benefits at December 31, 2011 is as follows:

Individual Life Insurance

Interest assumptions:

Years of Issue	Interest Rates	Percent of Liability
1917-2011	2.5% to 5.75%	11%
1985-2011	6.0%	29
1986-1992	7.0% graded to 6.0%	7
1954-2000	8.0% graded to 6.0%	11
1951-1985	8.5% graded to 6.0%	4
1984-2011	6.75%	4
2011-2011	5.75% graded to 6.75%	1
2000-2011	7.0%	19
1984-2011	Interest Sensitive	14

		100%

Mortality assumptions:

For individual life, the mortality tables used are various statutory mortality tables and modifications of:

1950-54	Select and Ultimate Table
1954-58	Industrial Experience Table
1955-60	Ordinary Experience Table
1965-70	Select and Ultimate Table
1955-60	Inter-Company Table
1970	United States Life Table
1975-80	Select and Ultimate Table
X-18	Ultimate Table
2001	Valuation Basic Table

Withdrawal assumptions:

Withdrawal assumptions are based on Torchmark’s experience.

Individual Health Insurance

Interest assumptions:

Years of Issue	Interest Rates	Percent of Liability
1955-2011	2.5% to 5.75%	2%
1993-2011	6.0%	60
1986-1992	7.0% graded to 6.0%	26
1955-2000	8.0% graded to 6.0%	6
1951-1986	8.5% graded to 6.0%	1
2008-2010	6.75%	1
2001-2007	7.0%	4

		100%

Morbidity assumptions:

For individual health, the morbidity assumptions are based on either Torchmark’s experience or the assumptions used in calculating statutory reserves.

Termination assumptions:

Termination assumptions are based on Torchmark’s experience.

Overall Interest Assumptions:

The overall average interest assumption for determining the liability for future life and health insurance benefits in 2011 was 5.9%.

Liability for Unpaid Health Claims	12 Months Ended
Dec. 31, 2011
Liability for Unpaid Health Claims

Note 7—Liability for Unpaid Health Claims

Activity in the liability for unpaid health claims is summarized as follows:

	Year Ended December 31,
	2011	2010	2009
Balance at beginning of year	$100,598	$104,346	$119,855
Incurred related to:
Current year	628,137	661,740	674,710
Prior years	(10,644)	(19,424)	(19,487)

Total incurred	617,493	642,316	655,223
Paid related to:
Current year	538,910	577,875	583,127
Prior years	75,664	68,189	87,605

Total paid	614,574	646,064	670,732

Balance at end of year	$103,517	$100,598	$104,346

At the end of each period, the liability for unpaid health claims includes an estimate of claims incurred but not yet reported to the Company. Such estimates are updated regularly based upon the Company’s most recent claims data with recognition of emerging experience trends. Because of the nature of the Company’s health business, the payment lags are relatively short and most claims are fully paid within a year from the time incurred. Fluctuations in claims experience can lead to either over- or under-estimation of the liability for any given year. The difference between the estimate made at the end of the prior period and the actual experience during the period is reflected above under the caption “Incurred related to: Prior years.”

Claims paid in each of the years 2009 through 2011 were settled for amounts less than anticipated when estimated at the previous year end. The most significant components of these favorable variances were in Torchmark’s UA Independent, Liberty National Branch, and Medicare Part D distribution channels. The Company’s estimates at each point have reflected the emerging data and trends. In the Medicare Part D channel, the Company is required to estimate claim discounts that will be received from drug manufacturers. In each of the years 2009 through 2011, the discounts from the drug manufacturers received in the current year but related to prior year claims were higher than anticipated when the claim liability was determined.

The liability for unpaid health claims is included with “Policy claims and other benefits payable” on the Consolidated Balance Sheets.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 8—Income Taxes

Torchmark and its subsidiaries file a life-nonlife consolidated Federal income tax return.

The components of income taxes were as follows:

	Year Ended December 31,
	2011	2010	2009
Income tax expense from continuing operations	$226,166	$246,475	$179,297
Income tax expense from discontinued operations	(467)	11,830	9,216
Shareholders’ equity:
Other comprehensive income (loss)	284,355	184,305	458,358
Tax basis compensation expense (from the exercise of stock options and vesting of restricted stock awards) in excess of amounts recognized for financial reporting purposes	(13,121)	(3,455)	(253)

	$496,933	$439,155	$646,618

Income tax expense from continuing operations consists of:

	Year Ended December 31,
	2011	2010	2009
Current income tax expense	$169,500	$147,346	$147,917
Deferred income tax expense	56,666	99,129	31,380

	$226,166	$246,475	$179,297

In each of the years 2009 through 2011, deferred income tax expense was incurred because of certain differences between net income before income taxes as reported on the Consolidated Statements of Operations and taxable income as reported on Torchmark’s income tax returns. As explained in Note 1—Significant Accounting Policies, these differences caused the financial statement book values of some assets and liabilities to be different from their respective tax bases.

The effective income tax rate differed from the expected 35% rate as shown below:

	Year Ended December 31,
	2011	%	2010	%	2009	%
Expected income taxes	$253,324	35.0%	$262,700	35.0%	$190,250	35.0%

Increase (reduction) in income taxes resulting from:
Tax-exempt investment income	(3,468)	(.5)	(3,371)	(.5)	(3,483)	(.6)
Tax settlements	0	0	0	0	(3,101)	(.6)
Low income housing investments	(24,258)	(3.4)	(12,900)	(1.7)	(6,038)	(1.1)
Other	568	.1	46	0	1,669	.3

Income tax expense	$226,166	31.2%	$246,475	32.8%	$179,297	33.0%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2011	2010
Deferred tax assets:
Fixed maturity investments	$35,670	$50,126
Carryover of tax losses	7,429	12,293
Unrealized losses	0	2,023
Other assets	5,509	1,352

Total gross deferred tax assets	48,608	65,794

Deferred tax liabilities:
Unrealized gains	276,591	0
Employee and agent compensation	57,136	55,781
Deferred acquisition costs	712,974	689,684
Future policy benefits, unearned and advance premiums, and policy claims	355,825	338,771

Total gross deferred tax liabilities	1,402,526	1,084,236

Net deferred tax liability	$1,353,918	$1,018,442

Torchmark’s Federal income tax returns are routinely audited by the Internal Revenue Service (IRS). The IRS completed its examination of the Company’s 2005, 2006, and 2007 tax years during 2009. The Company recorded a $2.5 million tax benefit to reflect the results of the examination, including a reduction in its liability for uncertain tax positions relating to these years. The statutes of limitation for the assessments of additional tax are closed for all tax years prior to 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

Torchmark has net operating loss carryforwards of approximately $21 million at December 31, 2011 which will begin to expire in 2025 if not otherwise used to offset future taxable income. A valuation allowance is to be provided when it is more likely than not that deferred tax assets will not be realized by the Company. No valuation allowance has been recorded relating to Torchmark’s deferred tax assets since, in management’s judgment, Torchmark will more likely than not have sufficient taxable income in future periods to fully realize its existing deferred tax assets.

Torchmark’s tax liability is adjusted to include the provision for uncertain tax positions taken or expected to be taken in a tax return. A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding effects of accrued interest, net of Federal tax benefits) for the years 2009 through 2011 is as follows:

	2011	2010	2009
Balance at January 1,	$875	$3,960	$8,481
Increase based on tax positions taken in current period	0	245	73
Increase related to tax positions taken in prior periods	0	280	0
Decrease related to tax positions taken in prior periods	(875)	(3,610)	(4,594)
Decrease due to settlements	0	0	0

Balance at December 31,	$0	$875	$3,960

Torchmark’s continuing practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company recognized interest income of $0, $124 thousand, and $1.7 million, net of Federal income tax benefits, in its Consolidated Statements of Operations for 2011, 2010, and 2009, respectively. The Company had an accrued interest receivable of $2.7 million and $4.1 million, net of Federal income tax expense, as of 2011 and 2010, respectively. The Company had no accrued penalties at December 31, 2011 or 2010.

Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Postretirement Benefits

Note 9—Postretirement Benefits

Pension Plans:    Torchmark has noncontributory retirement benefit plans and contributory savings plans which cover substantially all employees. There are also two nonqualified, noncontributory supplemental benefit pension plans which cover a limited number of employees. The total cost of these retirement plans charged to operations was as follows:

Year Ended December 31,	Defined Contribution Plans	Defined Benefit Pension Plans
2011	$3,552	$20,952
2010	3,617	18,948
2009	3,511	17,912

Torchmark accrues expense for the defined contribution plans based on a percentage of the employees’ contributions. The plans are funded by the employee contributions and a Torchmark contribution equal to the amount of accrued expense. Plan contributions are both mandatory and discretionary, depending on the terms of the plan.

Cost for the defined benefit pension plans has been calculated on the projected unit credit actuarial cost method. All plan measurements for the defined benefit plans are as of December 31 of the respective year. The defined benefit pension plans covering the majority of employees are funded. Contributions are made to funded pension plans subject to minimums required by regulation and maximums allowed for tax purposes. Defined benefit plan contributions were $8.6 million in 2011, $13 million in 2010, and $15 million in 2009. Torchmark estimates as of December 31, 2011 that it will contribute an amount not to exceed $20 million to these plans in 2012. The actual amount of contribution may be different from this estimate.

Torchmark has a Supplemental Executive Retirement Plan (SERP), which provides to a limited number of executives an additional supplemental defined pension benefit. The supplemental benefit is based on the participant’s qualified plan benefit without consideration to the regulatory limits on compensation and benefit payments applicable to qualified plans, except that eligible compensation is capped at $1 million. The SERP is unfunded. However, life insurance policies on the lives of plan participants have been established for this plan with an unaffiliated insurance carrier. The premiums for this coverage paid in 2011 was $3.9 million and in 2010 was $1.7 million. The cash value of these policies at December 31, 2011 was $16 million and was $12 million a year earlier. Additionally, a Rabbi Trust was established for this plan in 2010 in the amount of $21 million to support the liability for this plan. An additional deposit of $5 million was added to this trust in 2011 and an investment account was established. As of December 31, 2011, the combined value of the insurance policies and the trust investments was $43 million. Because this plan is unqualified, the Rabbi Trust and the policyholder value of these policies are not included as defined benefit plan assets but as assets of the Company. The liability for this SERP at December 31, 2011 was $47 million and was $38 million a year earlier.

The other supplemental benefit pension plan is limited to a very select group of employees and was closed as of December 31, 1994. It provides the full benefits that an employee would have otherwise received from a defined benefit plan in the absence of the limitation on benefits payable under a qualified plan. This plan is unfunded. Liability for this closed plan was $3 million at December 31, 2011 and $4 million at December 31, 2010. Pension cost for both supplemental defined benefit plans is determined in the same manner as for the qualified defined benefit plans.

Plan assets in the funded plans consist primarily of investments in marketable fixed maturities and equity securities and are valued at fair value. Torchmark measures the fair value of its financial assets, including the assets in its benefit plans, in accordance with accounting guidance which establishes a hierarchy for asset values and provides a methodology for the measurement of value. Please refer to Note 4—Investments under the caption Fair Value Measurements for a complete discussion of valuation procedures. The following table presents the assets of Torchmark’s defined benefit pension plans for the years ended December 31, 2011 and 2010.

Pension Assets by Component at December 31, 2011

	Fair Value Determined by:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Amount	% to Total
Equity securities:
Consumer, Non-Cyclical	$14,866			$14,866	6%
Financial	24,255			24,255	9
Industrial	11,491			11,491	5
Technology	13,184			13,184	5
General merchandise stores	8,119			8,119	3
Other	7,544			7,544	3

Total equity securities	79,459			79,459	31

Corporate bonds	6,661	$153,098		159,759	62
Other bonds	-	348		348	0
Guaranteed annuity contract	-	12,745		12,745	5
Short-term investments	3,767	-		3,767	1
Other	1,989	-		1,989	1

Grand Total	$91,876	$166,191	$0	$258,067	100%

Pension Assets by Component at December 31, 2010
	Fair Value Determined by:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Amount	% to Total
Equity securities:
Consumer, Non-Cyclical	$14,932			$14,932	6%
Financial	29,692			29,692	13
Industrial	11,303			11,303	5
Technology	10,643			10,643	4
Other	1,339			1,339	1

Total equity securities	67,909			67,909	29

Corporate bonds	9,637	$122,946	$3,184	135,767	57
Other bonds	-	772		772	0
Guaranteed annuity contract	-	10,959		10,959	5
Short-term investments	19,484	-		19,484	8
Other	2,002	-		2,002	1

Grand Total	$99,032	$134,677	$3,184	$236,893	100%

Torchmark’s investment objectives for its plan assets include preservation of capital, preservation of purchasing power, and long-term growth. Torchmark seeks to preserve capital through investments made in high quality securities with adequate diversification by issuer and industry sector to minimize risk. The portfolio is monitored continuously for changes in quality and diversification mix. The preservation of purchasing power is intended to be accomplished through asset growth, exclusive of contributions and withdrawals, in excess of the rate of inflation. Torchmark intends to maintain investments that when combined with future plan contributions will produce adequate long-term growth to provide for all plan obligations. The Company’s expectation for the portfolio is to achieve a compound total rate of return of 3% in excess of the inflation rate, to be reviewed on a three-year basis. It is also Torchmark’s objective that the portfolio’s investment return will meet or exceed the return of a balanced market index.

The majority of the securities in the portfolio are highly marketable so that there will be adequate liquidity to meet projected payments. There are no specific policies calling for asset durations to match those of benefit obligations.

Allowed investments are limited to equities, fixed maturities, and short-term investments (invested cash). There is also a guaranteed annuity contract to fund the obligations of the American Income Pension Plan. The assets are to be invested in a mix of equity and fixed income investments that best serve the objectives of the pension plan. Factors to be considered in determining the asset mix include funded status, annual pension expense, annual pension contributions, and balance sheet liability. Equities include common and preferred stocks, securities convertible into equities, mutual funds that invest in equities, and other equity-related investments. Equities must be listed on major exchanges and adequate market liquidity is required. Fixed maturities consist of marketable debt securities rated investment grade at purchase by a major rating agency. Short-term investments include fixed maturities with maturities less than one year and invested cash. Short-term investments in commercial paper must be rated at least A-2 by Standard & Poor’s with the issuer rated investment grade. Invested cash is limited to banks rated A or higher. Investments outside of the aforementioned list are not permitted, except by prior approval of the Plan’s Trustees. At December 31, 2011, there were no restricted investments contained in the portfolio. Plan contributions have been invested primarily in fixed maturities during the three years ending December 31, 2011.

The investment portfolio is to be well diversified to avoid undue exposure to a single sector, industry, business, or security. The equity and fixed-maturity portfolios are not permitted to invest in any single issuer that would exceed 10% of total plan assets at the time of purchase. Torchmark does not employ any other special risk management techniques, such as derivatives, in managing the pension investment portfolio.

The following table discloses the assumptions used to determine Torchmark’s pension liabilities and costs for the appropriate periods. The discount and compensation increase rates are used to determine current year projected benefit obligations and subsequent year pension expense. The long-term rate of return is used to determine current year expense. Differences between assumptions and actual experience are included in actuarial gain or loss.

Weighted Average Pension Plan Assumptions

For Benefit Obligations at December 31:
	2011	2010
Discount Rate	5.09%	5.77%
Rate of Compensation Increase	4.04	4.00

For Periodic Benefit Cost for the Year:	2011	2010	2009
Discount Rate	5.77%	6.31%	6.31%
Expected Long-Term Returns	7.24	7.24	7.95
Rate of Compensation Increase	4.00	3.79	3.84

The discount rate is determined based on the expected duration of plan liabilities. A yield is then derived based on the current market yield of a hypothetical portfolio of higher-quality corporate bonds which match the liability duration. The rate of compensation increase is projected based on Company experience, modified as appropriate for future expectations. The expected long-term rate of return on plan assets is management’s best estimate of the average rate of earnings expected to be received on the assets invested in the plan over the benefit period. In determining this assumption, consideration is given to the historical rate of return earned on the assets, the projected returns over future periods, and the spread between the long-term rate of return on plan assets and the discount rate used to compute benefit obligations.

Net periodic pension cost for the defined benefit plans by expense component was as follows:

	Year Ended December 31,
	2011	2010	2009
Service cost—benefits earned during the period	$9,277	$8,174	$7,571
Interest cost on projected benefit obligation	16,106	15,392	14,490
Expected return on assets	(16,068)	(15,025)	(15,577)
Net amortization	11,637	10,407	11,428

Net periodic pension cost	$20,952	$18,948	$17,912

An analysis of the impact on other comprehensive income (loss) concerning pensions is as follows:

	2011	2010	2009
Balance at January 1	$(105,903)	$(93,674)	$(121,704)

Amortization of:
Prior service cost	2,080	2,098	2,060
Net actuarial (gain) loss	10,071	8,766	9,166
Transition obligation	(5)	(7)	(7)

Total amortization	12,146	10,857	11,219

Experience gain(loss)	(24,653)	(23,086)	16,811

Balance at December 31	$(118,410)	$(105,903)	$(93,674)

The following table presents a reconciliation from the beginning to the end of the year of the projected benefit obligation and plan assets. This table also presents the amounts previously recognized as a component of accumulated other comprehensive income.

	Pension Benefits For the year ended December 31,
	2011	2010
Changes in benefit obligation:
Obligation at beginning of year	$285,560	$242,159
Service cost	9,277	8,174
Interest cost	16,106	15,392
Actuarial loss (gain)	34,515	34,029
Benefits paid	(13,849)	(14,194)

Obligation at end of year	331,609	285,560

Changes in plan assets:
Fair value at beginning of year	236,893	211,877
Return on assets	26,439	26,576
Contributions	8,584	12,634
Benefits paid	(13,849)	(14,194)

Fair value at end of year	258,067	236,893

Funded status at year end	$(73,542)	$(48,667)

Amounts recognized in accumulated other comprehensive income consist of:
Net loss (gain)	$111,964	$97,382
Prior service cost	6,446	8,526
Transition obligation	0	(5)

Net amounts recognized at year end	$118,410	$105,903

The portion of other comprehensive income that is expected to be reflected in pension expense in 2012 is as follows:

Amortization of prior service cost	$2,063
Amortization of net loss (gain)	12,175
Amortization of transition obligation	0

Total	$14,238

The accumulated benefit obligation (ABO) for Torchmark’s funded defined benefit pension plans was $263 million and $228 million at December 31, 2011 and 2010, respectively. In the unfunded plans, the ABO was $39 million and $32 million at December 31, 2011 and 2010, respectively.

Torchmark has estimated its expected pension benefits to be paid over the next ten years as of December 31, 2011. These estimates use the same assumptions that measure the benefit obligation at December 31, 2011, taking estimated future employee service into account. Those estimated benefits are as follows:

For the year(s)
2012	$13,921
2013	14,890
2014	15,755
2015	16,689
2016	17,692
2017-2020	105,596

Postretirement Benefit Plans Other Than Pensions:    Torchmark provides a small postretirement life insurance benefit for most retired employees, and also provides additional postretirement life insurance benefits for certain key employees. The majority of the life insurance benefits are accrued over the working lives of active employees. Otherwise, Torchmark does not provide postretirement benefits other than pensions and the life insurance benefits described above.

Torchmark’s post-retirement defined benefit plans other than pensions are not funded. Liabilities for these plans are measured as of December 31 for the appropriate year.

The components of net periodic postretirement benefit cost for plans other than pensions are as follows:

	Year Ended December 31,
	2011	2010	2009
Service cost	$919	$728	$641
Interest cost on benefit obligation	999	970	947
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Recognition of net actuarial (gain) loss	(815)	(583)	283

Net periodic postretirement benefit cost	$1,103	$1,115	$1,871

The following table presents a reconciliation of the benefit obligation and plan assets from the beginning to the end of the year. As these plans are unfunded, funded status is equivalent to the accrued benefit liability.

	Benefits Other Than Pensions For the year ended December 31,
	2011	2010
Changes in benefit obligation:
Obligation at beginning of year	$16,889	$16,340
Service cost	919	728
Interest cost	999	970
Actuarial loss (gain)	638	(583)
Benefits paid	(437)	(566)

Obligation at end of year	19,008	16,889

Changes in plan assets:
Fair value at beginning of year	0	0
Return on assets	0	0
Contributions	437	566
Benefits paid	(437)	(566)

Fair value at end of year	0	0

Funded status at year end	$(19,008)	$(16,889)

Amounts recognized in accumulated other comprehensive income:
Net loss*	$1,453	$0

Net amounts recognized at year end	$1,453	$0

*	The net loss for benefit plans other than pensions reduces other comprehensive income.

The table below presents the assumptions used to determine the liabilities and costs of Torchmark’s post-retirement benefit plans other than pensions.

Weighted Average Assumptions for Post-Retirement

Benefit Plans Other Than Pensions

For Benefit Obligations at December 31:
	2011	2010
Discount Rate	5.09%	5.77%
Rate of Compensation Increase	3.50	4.50

For Periodic Benefit Cost for the Year:
	2011	2010	2009
Discount Rate	5.77%	6.60%	6.60%
Rate of Compensation Increase	4.50	4.50	4.50

Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Disclosures of Cash Flow Information

Note 10—Supplemental Disclosures of Cash Flow Information

The following table summarizes Torchmark’s noncash transactions, which are not reflected on the Consolidated Statements of Cash Flows:

	Year Ended December 31,
	2011	2010	2009
Stock-based compensation not involving cash	$14,954	$11,848	$9,860
Commitments for low-income housing interests	36,722	137,817	50,789
Capitalized investment income	5,321	6,517	7,345

The following table summarizes certain amounts paid during the period:

	Year Ended December 31,
	2011	2010	2009
Interest paid	$75,653	$76,911	$71,288
Income taxes paid	188,510	195,172	87,376

Debt	12 Months Ended
Dec. 31, 2011
Debt

Note 11—Debt

The following table presents information about the terms and outstanding balances of Torchmark’s debt.

Selected Information about Debt Issues

				As of December 31,
				2011				2010
Instrument	Annual Percentage Rate	Issue Date	Periodic Interest Payments Due	Outstanding Principle (Par Value)	Outstanding Principle (Book Value)	Outstanding Principle (Fair Value)		Outstanding Principle (Book Value)
Notes, due 5/15/23(1)(2)	7.875%	5/93	5/15 & 11/15	$165,612	$163,344	$195,654		$163,227
Notes, due 8/1/13(1)(2)	7.375%	7/93	2/1 & 8/1	94,050	93,823	100,302		93,700
Senior Notes, due 6/15/16(1)(8)	6.375%	6/06	6/15 & 12/15	250,000	247,875	275,910		247,477
Senior Notes, due 6/15/19(1)(8)	9.250%	6/09	6/15 & 12/15	292,647	289,661	375,276		289,397
Issue Expenses(3)				0	(4,132)	0		(4,158)

Subtotal long-term debt				802,309	790,571	947,142		789,643

Junior Subordinated
Debentures due 6/1/46(4)(5)	7.100%	6/06	quarterly(6)	123,711	123,711	122,208	(7)	123,711

Total funded debt				926,020	914,282	1,069,350		913,354

Commercial Paper(9)				225,000	224,842	224,842		198,875

				$1,151,020	$1,139,124	$1,294,192		$1,112,229

(1)	All securities other than the Junior Subordinated Debentures have equal priority with one another.
(2)	Not callable.
(3)	Unamortized issue expenses related to Trust Preferred Securities.
(4)	Junior Subordinated Debentures are classified as “Due to affiliates” and are junior to other securities in priority of payment.
(5)	Callable anytime
(6)	Quarterly payments on the first day of March, June, Sept., and Dec.
(7)	Fair value of Trust Preferred Securities.
(8)	Callable subject to “make-whole” premium.
(9)	Classified as short-term debt.

The amount of debt that becomes due during each of the next five years is: 2012—$225 million; 2013—$94 million; 2014—$0; 2015—$0; 2016—$250 million and thereafter—$582 million.

Funded debt:    During 2006, Torchmark established Torchmark Capital Trust III (Trust III) to facilitate the public offering of 4.8 million shares of $25 par value Trust Preferred Securities. Trust III completed the offering for total proceeds of $120 million. It then exchanged $3.7 million of its common stock and the $120 million of proceeds from the offering for $124 million of Torchmark Junior Subordinated Debentures, due June 1, 2046. Trust III pays quarterly dividends on the Trust Preferred Securities at an annual rate of 7.1%, and receives quarterly payments at the same annual rate from Torchmark on the Junior Subordinated Debentures. All payments due to be paid by Trust III on the Trust Preferred Securities are guaranteed by Torchmark (see Note 15). The securities are redeemable on June 1, 2046. They are callable by Trust III at any time.

Trust III is a variable interest entity in which Torchmark is not the primary beneficiary. Therefore, Torchmark is prohibited by accounting rules from consolidating Trust III even though it has 100% ownership, complete voting control, and has guaranteed the performance of Trust III. Accordingly, Torchmark carries its 7.1% Junior Subordinated Debentures due to Trust III as a liability under the caption “Due to Affiliates” on its Consolidated Balance Sheets. Expenses related to the offering reduce long-term debt and are amortized over the forty-year redemption period.

On June 30, 2009, Torchmark issued $300 million principal amount of 9.25% Senior Notes due June 15, 2019. Interest on the Notes is payable semi-annually commencing on December 15, 2009. Proceeds from the issuance of this debt, net of expenses, were $296 million. The Notes are redeemable by Torchmark in whole or in part at any time subject to a “make-whole” premium, whereby the Company would be required to pay the greater of the full principal amount of the Notes or otherwise the present value of the remaining repayment schedule of the Notes discounted at a rate of interest equivalent to the rate of a United States Treasury security of comparable term plus a spread of 75 basis points. Torchmark used a portion of the net proceeds from this offering to repay its $99 million 8 1/4% Senior Debentures which matured on August 15, 2009 (plus accrued interest). Remaining funds were invested.

During 2010, Torchmark acquired $7.4 million par value of its 9 1/4% Senior Notes ($7.3 million book value) at a cost of $8.9 million. This repurchase resulted in a pre-tax loss of $1.6 million ($1.1 million after tax).

Commercial Paper:    In December, 2010, Torchmark entered into a credit facility with a group of lenders allowing unsecured borrowings and stand-by letters of credit up to $600 million. The facility includes a provision which allows Torchmark to increase the facility limit by $200 million if certain conditions are met. The Company also has the ability to request up to $250 million in letters of credit to be issued against the facility. The agreement is set to terminate on January 7, 2015. The credit facility is further designated as a back-up credit line for a commercial paper program, where Torchmark may borrow from either the credit line or issue commercial paper at any time, with total commercial paper outstanding not to exceed the facility limit less any letters of credit issued. Interest is charged at variable rates. At December 31, 2011, Torchmark had $225 million face amount ($225 million carrying amount) of commercial paper outstanding, $198 million of letters of credit issued, and no borrowings under the line of credit. During 2011, the short term borrowings under the facility averaged approximately $206 million, and were made at an average yield of .4%, compared with an average balance of $196 million and also at an average yield of .4% a year earlier. The facility does not have a ratings-based acceleration trigger which would require early payment. A facility fee is charged for the entire facility.There is also an issuance fee for letters of credit issued. Torchmark is subject to certain covenants for the agreements regarding capitalization and earnings, with which it was in compliance at December 31, 2011 and throughout the three-year period ended December 31, 2011. Borrowings on the credit facilities are reported as short-term debt on the Consolidated Balance Sheets.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity

Note 12—Shareholders’ Equity

Share Data: A summary of preferred and common share activity is as follows:

	Preferred Stock		Common Stock*
	Issued	Treasury Stock	Issued	Treasury Stock
2009:
Balance at January 1, 2009	0	0	128,812,123	(1,750,651)
Grants of restricted stock				115,060
Issuance of common stock due to exercise of stock options				189,258
Treasury stock acquired				(3,104,700)
Retirement of treasury stock			(3,000,000)	3,000,000

Balance at December 31, 2009	0	0	125,812,123	(1,551,033)
2010:
Grants of restricted stock				121,923
Forfeitures of restricted stock				(10,621)
Issuance of common stock due to exercise of stock options				1,273,598
Treasury stock acquired				(6,781,364)
Retirement of treasury stock			(6,000,000)	6,000,000

Balance at December 31, 2010	0	0	119,812,123	(947,497)
2011:
Grants of restricted stock				173,553
Forfeitures of restricted stock				(7,153)
Issuance of common stock due to exercise of stock options				4,829,892
Treasury stock acquired				(23,281,453)
Retirement of treasury stock			(7,500,000)	7,500,000

Balance at December 31, 2011	0	0	112,312,123	(11,732,658)

*	Retroactively adjusted for stock split described in Note 1

Acquisition of Common Shares:    Torchmark shares are acquired from time to time through open market purchases under the Torchmark stock repurchase program when it is believed to be the best use of Torchmark’s excess cash flows. Torchmark suspended its share repurchase program temporarily from the first quarter of 2009 until the first quarter of 2010 because of uncertain economic conditions. Share repurchases under this program were 18.9 million shares at a cost of $788 million in 2011, 5.7 million shares at a cost of $204 million in 2010, and 3.1 million shares at a cost of $47 million in 2009. When stock options are exercised, proceeds from the exercises are generally used to repurchase approximately the number of shares available with those funds in order to reduce dilution. Shares repurchased for dilution purposes were 4.4 million shares at a cost of $185 million in 2011, 1.1 million shares at a cost of $42 million in 2010, and 30 thousand shares at a cost of $869 thousand in 2009.

Retirement of Treasury Stock:    Torchmark retired 7.5 million shares of treasury stock in 2011, 6 million in 2010, and 3 million in 2009.

Restrictions:    Restrictions exist on the flow of funds to Torchmark from its insurance subsidiaries. Statutory regulations require life insurance subsidiaries to maintain certain minimum amounts of capital and surplus. Dividends from insurance subsidiaries of Torchmark are limited to the greater of prior year statutory net income excluding realized capital gains on an annual noncumulative basis, or 10% of prior year surplus, in the absence of special regulatory approval. Additionally, insurance company distributions are generally not permitted in excess of statutory surplus. Subsidiaries are also subject to certain minimum capital requirements. In 2011, subsidiaries of Torchmark paid $769 million in dividends to the parent company, including $305 million available from the proceeds from the sale of United Investors. During 2012, a maximum amount of $470 million is expected to be available to Torchmark in dividends and transfers from subsidiaries without regulatory approval.

Earnings Per Share:    A reconciliation of basic and diluted weighted-average shares outstanding used in the computation of basic and diluted earnings per share is as follows, retroactively adjusted for the three-for-two stock split:

	2011	2010	2009
Basic weighted average shares outstanding	108,278,113	122,009,228	124,550,384
Weighted average dilutive options outstanding	1,537,277	1,114,110	0

Diluted weighted average shares outstanding	109,815,390	123,123,338	124,550,384

Stock options to purchase 3.5 million shares, 10.3 million shares, and 14.1 million shares, during the years 2011, 2010, and 2009, respectively, are considered to be anti-dilutive and are excluded from the calculation of diluted earnings per share. Income available to common shareholders for basic earnings per share is equivalent to income available to common shareholders for diluted earnings per share.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation

Note 13—Stock-Based Compensation

All share and per share amounts within this note have been retroactively adjusted for the three-for-two stock split.

Certain employees, directors, and consultants have been granted fixed equity options to buy shares of Torchmark stock at the market value of the stock on the date of grant, under the provisions of the Torchmark stock option plans. The options are exercisable during the period commencing from the date they vest until expiring according to the terms of the grant. Options generally expire the earlier of employee termination or option contract term, which ranges from seven to eleven years. Employee and consultant stock options generally vest one-half in two years and one-half in three years. Director grants generally vest in six months. Stock options awarded in connection with compensation deferrals by certain directors and executives generally vest over a range of ten years. Beginning in 2011, with the approval by Shareholders of the Torchmark Corporation 2011 Incentive Plan, some employee grants vest one-fourth over two years and the remaining three-fourths vest one-fourth over each of the next three years. All employee options vest immediately upon retirement on or after the attainment of age 65. Torchmark generally issues shares for the exercise of stock options from treasury stock. The Company generally uses the proceeds from option exercises to buy shares of Torchmark common stock in the open market to reduce the dilution from option exercises.

An analysis of shares available for grant is as follows:

	Available for Grant
	2011	2010	2009
Balance at January 1	255,263	1,724,540	3,205,209
Approval of Torchmark Corporation 2011 Incentive Plan*	7,950,000
Cancellation of available shares from prior plans	(229,333)	0	0
Expired and forfeited during year	0	26,269	37,500
Options granted during year	(1,338,013)	(1,358,175)	(1,393,275)
Restricted stock granted under the Torchmark Corporation 2011 Incentive Plan (counted as 3.1 options per grant)*	(519,558)
Restricted stock and restricted stock units granted during the year under previous plans	(19,017)	(137,371)	(124,894)

Balance at December 31	6,099,342	255,263	1,724,540

* Plan allows for grant of restricted stock such that each stock grant reduces 3.1 options available for grant

A summary of stock compensation activity for each of the years in the three years ended December 31, 2011 is presented below:

	2011	2010	2009
Stock-based compensation expense recognized*	$14,954	$11,848	$9,860
Tax benefit recognized	5,234	4,147	3,451
Weighted-average grant-date fair value of options granted	15.48	10.35	3.67
Intrinsic value of options exercised	40,991	12,102	1,088
Cash received from options exercised	162,613	37,863	4,430
Actual tax benefit received from exercises	14,347	4,236	381

* No stock-based compensation expense was capitalized in any period.

An analysis of option activity for each of the three years ended December 31, 2011 is as follows:

	2011		2010		2009
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding-beginning of year	15,185,729	$34.09	15,509,978	$34.04	14,581,461	$35.60
Granted	1,338,013	44.37	1,358,175	30.86	1,393,275	16.03
Exercised	(4,829,892)	33.67	(1,273,598)	29.73	(189,258)	23.41
Expired and forfeited	(73,425)	39.17	(408,826)	35.05	(275,500)	32.88
Adjustment due to 7/1/11 stock split	(32)	32.96	0	0.00	0	0.00

Outstanding-end of year	11,620,393	$35.42	15,185,729	$34.09	15,509,978	$34.04

Exercisable at end of year	8,265,818	$36.28	11,830,076	$36.10	12,384,363	$34.98

A summary of restricted stock and restricted stock units granted during each of the years in the three year period ended December 31, 2011 is presented in the table below. Restricted stock holders are entitled to dividends on the stock and holders of restricted stock units are entitled to dividend equivalents. Executive grants vest over five years and director grants vest over six months.

	2011	2010	2009
Executives restricted stock:
Shares	167,250	112,500	113,250
Price per share	$44.39	$30.87	$15.67
Aggregate value	$7,424	$3,473	$1,774
Percent vested as of 12/31/11	0%	20%	40%

Directors restricted stock:
Shares	6,303	9,423	1,810
Price per share	$40.45	$30.85	$29.93
Aggregate value	$255	$291	$54
Percent vested as of 12/31/11	100%	100%	100%

Directors restricted stock units (including dividend equivalents):
Shares	13,063	15,443 *	9,831
Price per share	$40.49	$29.95	$29.76
Aggregate value	$529	$463	$293
Percent vested as of 12/31/11	100%	100%	100%

* 2,013 shares at $29.84 per share were later forfeited in 2010.

An analysis of unvested restricted stock is as follows:

	Executives Restricted Stock	Directors Restricted Stock	Total

2009:
Balance at January 1, 2009	117,450	0	117,450
Grants	113,250	1,810	115,060
Restriction lapses	(27,450)	(1,810)	(29,260)

Balance at December 31, 2009	203,250	0	203,250

2010:
Grants	112,500	9,423	121,923
Restriction lapses	(71,100)	(9,423)	(80,523)
Forfeitures	(7,500)	0	(7,500)

Balance at December 31, 2010	237,150	0	237,150

2011:
Grants	167,250	6,303	173,553
Restriction lapses	(72,600)	(6,303)	(78,903)
Forfeitures	(4,800)	0	(4,800)

Balance at December 31, 2011	327,000	0	327,000

Restricted stock units outstanding at each of the year ends 2011, 2010, and 2009, were 42,938, 29,872, and 14,426, respectively. Restricted stock units are only available to directors, and are not converted to shares until the director’s retirement, death, or disability. There were no unvested director restricted shares outstanding at the end of any of the years 2009 through 2011. Director restricted stock and restricted stock units are generally granted on the first working day of the year and vest in six months. Dividend equivalents are earned on restricted stock units only. They are granted in the form of additional restricted stock units and vest immediately upon grant.

Additional information about Torchmark’s stock-based compensation as of December 31, 2011 and 2010 is as follows:

	2011	2010
Outstanding options:
Weighted-average remaining contractual term (in years)	2.95	2.85
Aggregate intrinsic value	$94,270	$94,086

Exercisable options:
Weighted-average remaining contractual term (in years)	1.89	2.16
Aggregate intrinsic value	$59,097	$49,810

Unrecognized compensation*	$30,299	$17,077
Weighted average period of expected recognition (in years)*	1.68	1.33

*	Includes restricted stock

Additional information concerning Torchmark’s unvested options is as follows at December 31:

	2011	2010
Number of shares outstanding	3,354,575	3,355,653
Weighted-average exercise price (per share)	$33.30	$27.01
Weighted-average remaining contractual term (in years)	5.55	5.28
Aggregate intrinsic value	$35,173	$44,276

Torchmark expects that substantially all unvested options will vest.

The following table summarizes information about stock options outstanding at December 31, 2011.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$15.67 - $15.67	1,086,231	4.13	$15.67	431,969	$15.67
22.03 - 30.40	1,244,673	1.85	28.49	1,226,486	28.50
30.87 - 36.33	1,401,238	4.86	31.11	71,188	35.51
36.51 - 36.51	1,859,229	0.34	36.51	1,859,229	36.51
36.70 - 37.20	1,005,845	1.05	37.00	994,084	37.00
37.49 - 40.45	1,134,413	2.97	37.69	1,125,948	37.68
41.79 - 41.79	1,270,873	3.13	41.79	1,270,873	41.79
42.47 - 43.06	1,130,041	1.99	42.78	1,130,041	42.78
44.39 - 45.45	1,487,850	6.32	44.50	156,000	45.45

$15.67 - $45.45	11,620,393	2.95	$35.42	8,265,818	$36.28

No equity awards were cash settled during the three years ended December 31, 2011.

Business Segments	12 Months Ended
Dec. 31, 2011
Business Segments

Note 14—Business Segments

Torchmark’s reportable segments are based on the insurance product lines it markets and administers: life insurance, health insurance, and annuities. These major product lines are set out as reportable segments because of the common characteristics of products within these categories, comparability of margins, and the similarity in regulatory environment and management techniques. There is also an investment segment which manages the investment portfolio, debt, and cash flow for the insurance segments and the corporate function. Torchmark’s chief operating decision maker evaluates the overall performance of the operations of the Company in accordance with these segments.

Life insurance products include traditional and interest-sensitive whole life insurance as well as term life insurance. Health products are generally guaranteed-renewable and include Medicare Supplement, Medicare Part D, cancer, accident, long-term care, and limited-benefit hospital and surgical coverages. Annuities include fixed-benefit contracts.

Torchmark markets its insurance products through a number of distribution channels, each of which sells the products of one or more of Torchmark’s insurance segments. The tables below present segment premium revenue by each of Torchmark’s marketing groups.

Torchmark Corporation

Premium Income By Distribution Channel

	For the Year 2011
	Life		Health		Annuity		Total
Distribution Channel	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
United American Independent	$22,846	1	$306,490	33	$608	100	$329,944	12
Liberty National Exclusive	288,308	17	290,107	31			578,415	22
American Income Exclusive	607,914	35	80,119	9			688,033	26
Direct Response	593,650	35	57,067	6			650,717	25
Medicare Part D			196,710	21			196,710	7
Other	213,526	12					213,526	8

	$1,726,244	100	$930,493	100	$608	100	$2,657,345	100

	For the Year 2010
	Life		Health		Annuity		Total
Distribution Channel	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
United American Independent	$25,534	1	$314,524	32	$638	100	$340,696	13
Liberty National Exclusive	294,587	18	331,056	34			625,643	24
American Income Exclusive	560,649	34	79,059	8			639,708	24
Direct Response	566,604	34	54,328	5			620,932	23
Medicare Part D			208,970	21			208,970	8
Other	216,325	13					216,325	8

	$1,663,699	100	$987,937	100	$638	100	$2,652,274	100

	For the Year 2009
	Life		Health		Annuity		Total
Distribution Channel	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
United American Independent	$28,498	2	$326,442	32	$541	100	$355,481	14
Liberty National Exclusive	298,485	19	388,522	38			687,007	26
American Income Exclusive	507,899	32	75,097	7			582,996	22
Direct Response	536,878	33	46,555	5			583,433	22
Medicare Part D			183,586	18			183,586	7
Other	220,093	14					220,093	9

	$1,591,853	100	$1,020,202	100	$541	100	$2,612,596	100

Because of the nature of the life insurance industry, Torchmark has no individual or group which would be considered a major customer. Substantially all of Torchmark’s business is conducted in the United States, primarily in the Southeastern and Southwestern regions.

The measure of profitability established by the chief operating decision maker for insurance segments is underwriting margin before other income and administrative expenses, in accordance with the manner the segments are managed. It essentially represents gross profit margin on insurance products before insurance administrative expenses and consists of premium, less net policy obligations, acquisition expenses, and commissions. Interest credited to net policy liabilities (reserves less deferred acquisition costs) is reflected as a component of the Investment segment in order to match this cost to the investment earnings from the assets supporting the net policy liabilities.

The measure of profitability for the Investment segment is excess investment income, which represents the income earned on the investment portfolio in excess of net policy requirements and financing costs associated with Torchmark’s debt. Other than the above-mentioned interest allocations and an intersegment commission, there are no other intersegment revenues or expenses. Expenses directly attributable to corporate operations are included in the “Corporate” category. Stock-based compensation expense is considered a corporate expense by Torchmark management and is included in this category. All other unallocated revenues and expenses on a pretax basis, including insurance administrative expense, are included in the “Other” segment category. The following tables set forth a reconciliation of Torchmark’s revenues and operations by segment to its major income statement line items.

	For the Year 2011
	Life	Health	Annuity	Investment	Other	Corporate	Adjustments		Consolidated
Revenue:
Premium	$1,726,244	$930,493	$608				$(1,027	)(1)	$2,656,318
Net investment income				$707,041			(14,013	)(2,5)	693,028
Other income					$2,507		(356	)(4)	2,151

Total revenue	1,726,244	930,493	608	707,041	2,507		(15,396)		3,351,497
Expenses:
Policy benefits	1,118,909	632,847	42,547				(1,027	)(1)	1,793,276
Required interest on net reserves	(458,029)	(36,729)	(57,040)	551,798					0
Amortization of acquisition costs	452,054	81,228	12,688	(181,387)					364,583
Commissions, premium taxes, and non-deferred acquisition costs	152,347	64,157	68				(356	)(4)	216,216
Insurance administrative expense(3)					159,109		19,880	(6,7,8)	178,989
Parent expense						$7,693			7,693
Stock-based compensation expense						14,954			14,954
Interest expense				77,644			264	(2)	77,908

Total expenses	1,265,281	741,503	(1,737)	448,055	159,109	22,647	18,761		2,653,619

Sub total	460,963	188,990	2,345	258,986	(156,602)	(22,647)	(34,157)		697,878
Non operating items							19,880	(6,7,8)	19,880
Amortization of low-income housing interests							14,277	(5)	14,277

Measure of segment profitability (pretax)	$460,963	$188,990	$2,345	$258,986	$(156,602)	$(22,647)	$0		732,035

Deduct applicable income taxes									(238,335)

Segment profits after tax									493,700

Add back income taxes applicable to segment profitability									238,335
Add (deduct) realized investment gains (losses)									25,904
Deduct amortization of low-income housing(5)									(14,277)
Deduct state administrative settlement expense(6)									(6,901)
Deduct loss on sale of equipment(7)									(979)
Deduct litigation expense(8)									(12,000)

Pretax income per Consolidated Statement of Operations									$723,782

(1)	Medicare Part D items adjusted to GAAP from the segment analysis, which matches expected benefits with policy premium.
(2)	Reclassification of interest amount due to accounting rule requiring deconsolidation of Trust Preferred Securities.
(3)	Administrative expense is not allocated to insurance segments.
(4)	Elimination of intersegment commission.
(5)	Amortization of low-income housing interests.
(6)	State administrative settlement expense.
(7)	Loss on sale of equipment.
(8)	Litigation expense.

	For the Year 2010
	Life	Health	Annuity	Investment	Other	Corporate	Adjustments		Consolidated
Revenue:
Premium	$1,663,699	$987,937	$638				$(516	)(1)	$2,651,758
Net investment income				$685,253			(8,889	)(2,5)	676,364
Other income					$2,834		(664	)(4)	2,170

Total revenue	1,663,699	987,937	638	685,253	2,834		(10,069)		3,330,292
Expenses:
Policy benefits	1,082,423	669,707	41,430				(516	)(1)	1,793,044
Required interest on net reserves	(434,319)	(35,368)	(51,996)	521,683					0
Amortization of acquisition costs	443,541	86,067	9,722	(176,940)					362,390
Commissions, premium taxes, and non-deferred acquisition costs	141,792	68,565	134				(664	)(4)	209,827
Insurance administrative expense(3)					155,615				155,615
Parent expense						$8,809			8,809
Stock-based compensation expense						11,848			11,848
Interest expense				75,265			264	(2)	75,529

Total expenses	1,233,437	788,971	(710)	420,008	155,615	20,657	(916)		2,617,062

Subtotal	430,262	198,966	1,348	265,245	(152,781)	(20,657)	(9,153)		713,230
Amortization of low-income housing interests							9,153	(5)	9,153

Measure of segment profitability (pretax)	$430,262	$198,966	$1,348	$265,245	$(152,781)	$(20,657)	$0		722,383

Deduct applicable income taxes									(242,558)

Segment profits after tax									479,825

Add back income taxes applicable to segment profitability									242,558
Add (deduct) realized investment gains (losses)									37,340
Deduct amortization of low-income housing(5)									(9,153)

Pretax income per Consolidated Statement of Operations									$750,570

(1)	Medicare Part D items adjusted to GAAP from the segment analysis, which matches expected benefits with policy premium.
(2)	Reclassification of interest amount due to accounting rule requiring deconsolidation of Trust Preferred Securities.
(3)	Administrative expense is not allocated to insurance segments.
(4)	Elimination of intersegment commission.
(5)	Amortization of low-income housing interests, previously considered a reduction of consolidated pretax segment profitability.

	For the Year 2009
	Life	Health	Annuity	Investment	Other	Corporate	Adjustments		Consolidated
Revenue:
Premium	$1,591,853	$1,020,202	$541				$(2,491	)(1)	$2,610,105
Net investment income				$632,276			264	(2)	632,540
Other income					$2,914		(994	)(4)	1,920

Total revenue	1,591,853	1,020,202	541	632,276	2,914		(3,221)		3,244,565
Expenses:
Policy benefits	1,040,248	679,810	35,762				(2,491	)(1)	1,753,329
Required interest on net reserves	(410,917)	(34,243)	(41,840)	487,000					0
Amortization of acquisition costs	425,452	94,600	6,040	(170,106)					355,986
Commissions, premium taxes, and non-deferred acquisition costs	141,139	81,714	267				(994	)(4)	222,126
Insurance administrative expense(3)					150,325		355	(5)	150,680
Parent expense						$9,590			9,590
Stock-based compensation expense						9,860			9,860
Interest expense				69,668			264	(2)	69,932

Total expenses	1,195,922	821,881	229	386,562	150,325	19,450	(2,866)		2,571,503

Subtotal	395,931	198,321	312	245,714	(147,411)	(19,450)	(355)		673,062
Nonoperating items							355	(5)	355

Measure of segment profitability (pretax)	$395,931	$198,321	$312	$245,714	$(147,411)	$(19,450)	$0		673,417

Deduct applicable income taxes									(226,426)

Segment profits after tax									446,991

Add back income taxes applicable to segment profitability									226,426
Add (deduct) realized investment gains (losses) and impairments									(129,492)
Deduct loss on Company-occupied property(5)									(355)

Pretax income per Consolidated Statement of Operations									$543,570

(1)	Medicare Part D items adjusted to GAAP from the segment analysis, which matches expected benefits with policy premium.
(2)	Reclassification of interest amount due to accounting rule requiring deconsolidation of Trust Preferred Securities.
(3)	Administrative expense is not allocated to insurance segments.
(4)	Elimination of intersegment commission.
(5)	Loss on Company-occupied property.

Torchmark holds a sizeable investment portfolio to support its insurance liabilities, the yield from which is used to offset policy benefit, acquisition, administrative and tax expenses. This yield or investment income is taken into account when establishing premium rates and profitability expectations of its insurance products. In holding such a portfolio, investments are sold, called, or written down from time to time, resulting in a realized gain or loss. These gains or losses generally occur as a result of disposition due to issuer calls, a downgrade in credit quality, compliance with Company investment policies, or other reasons often beyond management’s control. Unlike investment income, realized gains and losses are incidental to insurance operations, and only overall yields are considered when setting premium rates or insurance product profitability expectations. While these gains and losses are not relevant to segment profitability or core operating results, they can have a material positive or negative result on net income. For these reasons, management removes realized investment gains and losses when it views its segment operations.

The following table summarizes the measures of segment profitability as determined in the three preceding tables for comparison with prior periods. The table also reconciles segment profits to net income.

Analysis of Profitability by Segment

	2011	2010*	2009	2011 Change	%	2010 Change	%
Life insurance underwriting margin	$460,963	$430,262	$395,931	$30,701	7	$34,331	9
Health insurance underwriting margin	188,990	198,966	198,321	(9,976)	(5)	645	0
Annuity underwriting margin	2,345	1,348	312	997		1,036
Other insurance:
Other income	2,507	2,834	2,914	(327)	(12)	(80)	(3)
Administrative expense	(159,109)	(155,615)	(150,325)	(3,494)	2	(5,290)	4
Excess investment income	258,986	265,245	245,714	(6,259)	(2)	19,531	8
Corporate and adjustments	(22,647)	(20,657)	(19,450)	(1,990)	10	(1,207)	6

Pre-tax total	732,035	722,383	673,417	9,652	1	48,966	7
Applicable taxes	(238,335)	(242,558)	(226,426)	4,223	(2)	(16,132)	7

After-tax total, before discontinued operations	493,700	479,825	446,991	13,875	3	32,834	7
Discontinued operations (after tax)	0	27,932	26,810	(27,932)		1,122	4

Total	493,700	507,757	473,801	(14,057)	(3)	33,956	7
Realized gains (losses)—investments (after tax)	16,838	24,270	(85,345)	(7,432)		109,615
Realized gains (losses)—discontinued operations (after tax)	0	1,852	(7,909)	(1,852)		9,761
Loss on disposal of discontinued operations (after tax)	(455)	(35,013)	0	34,558		(35,013)
Tax settlements (after tax)	0	0	2,858	0		(2,858)
Cost of legal settlements (after tax)	(7,800)	0	0	(7,800)		0
State administrative settlement (after tax)	(4,486)	0	0	(4,486)		0
Loss on Company-occupied property (after tax)	0	0	(231)	0		231
Loss on sale of equipment (after tax)	(636)	0	0	(636)		0

Net income	$497,161	$498,866	$383,174	$(1,705)	0	$115,692	30

*	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.

Assets for each segment are reported based on a specific identification basis. The insurance segments’ assets contain deferred acquisition costs (including the value of insurance purchased). The investment segment includes the investment portfolio, cash, and accrued investment income. Goodwill is assigned to the insurance segments at the time of purchase based on the excess of cost over the fair value of assets acquired for the benefit of that segment. All other assets, representing approximately 4% of total assets, are included in the other category. The table below reconciles segment assets to total assets as reported in the consolidated financial statements.

Assets by Segment

	At December 31, 2011
	Life	Health	Annuity	Investment	Other	Consolidated
Cash and invested assets				$12,437,699		$12,437,699
Accrued investment income				192,325		192,325
Deferred acquisition costs	$2,566,748	$315,587	$34,397			2,916,732
Goodwill	309,609	87,282				396,891
Other assets					$644,625	644,625

Total assets	$2,876,357	$402,869	$34,397	$12,630,024	$644,625	$16,588,272

	At December 31, 2010
	Life	Health	Annuity	Investment	Other	Consolidated
Cash and invested assets				$11,563,656		$11,563,656
Accrued investment income				183,861		183,861
Deferred acquisition costs	$2,486,001	$328,771	$54,774			2,869,546
Goodwill	309,609	87,282				396,891
Other assets					$609,019	609,019

Total assets	$2,795,610	$416,053	$54,774	$11,747,517	$609,019	$15,622,973

Other Balances by Segment

	At December 31, 2011
	Life	Health	Annuity	Consolidated
Future policy benefits	$7,697,108	$589,441	$1,285,708	$9,572,257
Unearned and advance premium	16,965	52,574		69,539
Policy claims and other benefits payable	118,737	103,517		222,254

Total	$7,832,810	$745,532	$1,285,708	$9,864,050

	At December 31, 2010
	Life	Health	Annuity	Consolidated
Future policy benefits	$7,318,283	$570,775	$1,260,973	$9,150,031
Unearned and advance premium	17,343	56,822		74,165
Policy claims and other benefits payable	121,000	100,598		221,598

Total	$7,456,626	$728,195	$1,260,973	$9,445,794

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

Note 15—Commitments and Contingencies

Reinsurance:    Insurance affiliates of Torchmark reinsure that portion of insurance risk which is in excess of their retention limits. Retention limits for ordinary life insurance range up to $2.0 million per life. Life insurance ceded represented .5% of total life insurance in force at December 31, 2011. Insurance ceded on life and accident and health products represented .3% of premium income for 2011. Torchmark would be liable for the reinsured risks ceded to other companies to the extent that such reinsuring companies are unable to meet their obligations.

Insurance affiliates also assume insurance risks of other companies. Life reinsurance assumed represented 3.0% of life insurance in force at December 31, 2011 and reinsurance assumed on life and accident and health products represented 1.2% of premium income for 2011.

Leases:    Torchmark leases office space and office equipment under a variety of operating lease arrangements. Rental expense for operating leases was $4.8 million in 2011, $4.9 million in 2010, and $4.9 million in 2009. Future minimum rental commitments required under operating leases having remaining noncancelable lease terms in excess of one year at December 31, 2011 were as follows: 2012, $2.7 million; 2013, $2.4 million; 2014, $2.0 million; 2015, $2.0 million; 2016, $1.4 million and in the aggregate, $13.2 million.

Low-Income Housing Tax Credit Interests:    As described in Note 1, Torchmark has $293 million invested in entities which provide certain tax benefits. As of December 31, 2011, Torchmark remained obligated under these commitments for $109 million, of which $85 million is due in 2012, $21 million in 2013, $2 million in 2014, and $1 million thereafter.

Concentrations of Credit Risk:    Torchmark maintains a diversified investment portfolio with limited concentration in any given issuer. At December 31, 2011, the investment portfolio, at fair value, consisted of the following:

Investment-grade corporate securities	80%
Securities of state and municipal governments	11
Below-investment-grade securities	5
Policy loans, which are secured by the underlying insurance policy values	3
Other fixed maturities, equity securities, mortgages, real estate, other long-term investments, and short-term investments	1

100%

As of December 31, 2011, securities of state and municipal governments represented 11% of invested assets at fair value. Such investments are made throughout the U.S. At year-end 2011, 5% or more of the state and municipal bond portfolio at fair value was invested in securities issued within the following states: Texas (34%), Ohio (8%), Washington (7%), and Alabama (5%). Otherwise, there was no significant concentration within any given state.

Corporate debt and equity investments are made in a wide range of industries. Below are the ten largest industry concentrations held in the corporate portfolio at December 31, 2011, based on fair value:

Insurance	18%
Electric utilities and services	17%
Banks	12%
Oil and gas extraction	6%
Pipelines	6%
Mining	4%
Transportation	3%
Chemicals	3%
Telecommunications	3%
Diversified financial services	2%

At year-end 2011, 5% of invested assets at fair value was represented by fixed maturities rated below investment grade (BB or lower as determined by the weighted average of available ratings from rating services). Par value of these investments was $787 million, amortized cost was $701 million, and fair value was $579 million. While these investments could be subject to additional credit risk, such risk should generally be reflected in their fair value.

Collateral Requirements:    Torchmark requires collateral for investments in instruments where collateral is available and is typically required because of the nature of the investment. Torchmark’s mortgages are secured by the underlying real estate.

Guarantees:    At December 31, 2011, Torchmark had in place four guarantee agreements, all of which were either parent company guarantees of subsidiary obligations to a third party, or parent company guarantees of obligations between wholly-owned subsidiaries. As of December 31, 2011, Torchmark had no liability with respect to these guarantees.

Trust Preferred Securities:    Torchmark entered into a performance guarantee for the obligations of the Torchmark Capital Trust III when the trust preferred securities were issued by that trust. It guarantees payment of distributions and the redemption price of the securities until the securities are redeemed in full, or all obligations have been satisfied should Trust III default on an obligation. The total redemption price of the trust preferred securities is $120 million.

Letters of Credit:    Torchmark has guaranteed letters of credit in connection with its credit facility with a group of banks. The letters of credit were issued by TMK Re, Ltd., a wholly-owned subsidiary, to secure TMK Re, Ltd.’s obligation for claims on certain policies reinsured by TMK Re, Ltd. that were sold by other Torchmark insurance companies. These letters of credit facilitate TMK Re, Ltd.’s ability to reinsure the business of Torchmark’s insurance carriers. The agreement expires in 2015. The maximum amount of letters of credit available is $250 million. Torchmark (parent company) would be liable to the extent that TMK Re, Ltd. does not pay the reinsured party. At December 31, 2011, $198 million of letters of credit were outstanding.

Equipment leases:    Torchmark has guaranteed performance of a subsidiary as lessee under two leasing arrangements for aviation equipment. One of the leases commenced in 2003 for a lease term of approximately 10 years and the other was entered into in 2009 also for 10 years. Torchmark has certain renewal and early termination options under the first lease. At December 31, 2011, total remaining undiscounted payments under the leases were approximately $8 million. Torchmark (parent company) would be responsible for any subsidiary obligation in the event the subsidiary did not make payments or otherwise perform under the terms of the lease.

Litigation:     Torchmark and its subsidiaries, in common with the insurance industry in general, are subject to litigation, including claims involving tax matters, alleged breaches of contract, torts, including bad faith and fraud claims based on alleged wrongful or fraudulent acts of agents of Torchmark’s subsidiaries, employment discrimination, and miscellaneous other causes of action. Based upon information presently available, and in light of legal and other factual defenses available to Torchmark and its subsidiaries, management does not believe that such litigation will have a material adverse effect on Torchmark’s financial condition, future operating results or liquidity; however, assessing the eventual outcome of litigation necessarily involves forward-looking speculation as to judgments to be made by judges, juries and appellate courts in the future. This bespeaks caution, particularly in states with reputations for high punitive damage verdicts such as Alabama and Mississippi. Torchmark’s management recognizes that large punitive damage awards bearing little or no relation to actual damages continue to be awarded by juries in jurisdictions in which Torchmark and its subsidiaries have substantial business, particularly Alabama and Mississippi, creating the potential for unpredictable material adverse judgments in any given punitive damage suit.

As previously disclosed in filings with the Securities and Exchange Commission (SEC), United American was named as a defendant in purported class action litigation originally filed on September 16, 2004, in the Circuit Court of Saline County, Arkansas on behalf of the Arkansas purchasers of association group health insurance policies or certificates issued by United American through Heartland Alliance of America Association and Farm & Ranch Healthcare, Inc. (Smith and Ivie v. Collingsworth, et al., CV2004-742-2). The plaintiffs asserted claims for fraudulent concealment, breach of contract, common law liability for non-disclosure, breach of fiduciary duties, civil conspiracy, unjust enrichment, violation of the Arkansas Deceptive Trade Practices Act, and violation of Arkansas law and the rules and regulations of the Arkansas Insurance Department. Declaratory, injunctive and equitable relief, as well as actual and punitive damages were sought by the plaintiffs. On September 7, 2005, the plaintiffs amended their complaint to assert a nation-wide class, defined as all United American insureds who simultaneously purchased both an individual Hospital and Surgical Expense health insurance policy (Form HSXC) and an individual supplemental term life insurance policy (Form RT85) from Farm & Ranch through Heartland. Defendants removed this litigation to the United States District Court for the Western District of Arkansas (No. 4:05-cv-1382) but that Court remanded the litigation back to the state court on plaintiffs’ motion. On July 22, 2008, the plaintiffs filed a second amended complaint, asserting a class defined as “all persons who, between January 1998 and the present, were residents of Arkansas, California, Georgia, Louisiana or Texas, and purchased through Farm & Ranch: (1) a health insurance policy issued by United American known as Flexguard Plan, CS-1 Common Sense Plan, GSP Good Sense Plan, SHXC Surgical & Hospital Expense Policy, HSXC 7500 Hospital/Surgical Plan, MMXC Hospital/Surgical Plan, SMXC Surgical/Medical Expense Plan and/or SSXC Surgical Safeguard Expense Plan, and (ii) a membership in Heartland.” Plaintiffs assert claims for breach of contract, violation of Arkansas Deceptive Trade Practices Act and/or applicable consumer protection laws in other states, unjust enrichment, and common law fraud. Plaintiffs seek actual, compensatory, statutory and punitive damages, equitable and declaratory relief. On September 8, 2009, the Saline County Circuit Court granted the plaintiff’s motion certifying the class. On October 7, 2009, United American filed its notice of appeal of the class certification and subsequently filed its appellate brief on April 8, 2010. On December 2, 2010, the Arkansas Supreme Court affirmed the lower court’s decision to certify the class. On January 6, 2012, the parties agreed in principal to settle the case. On January 11, 2012, the Court ordered the continuation of the trial, previously set to commence on January 17, 2012, pending notice to the class and the Court’s consideration of the agreed-upon settlement.

On March 15, 2011, purported class action litigation was filed against American Income and Torchmark in the District Court for the Northern District of Ohio (Fitzhugh v. American Income Life Insurance Company and Torchmark Corporation, Case No. 1:11-cv-00533). The plaintiff, a formerly independently contracted American Income agent, alleges that American Income intentionally misclassified its agents as independent contractors rather than as employees in order to escape minimum wage and overtime requirements of the Fair Labor Standards Act, as well as to avoid payroll taxes, workers compensation premiums and other benefits required to be provided by employers. Monetary damages in the amount of unpaid compensation plus liquidated damages and/or prejudgment interest as well as injunctive and/or declaratory relief is sought by the plaintiff on behalf of the purported class. On November 3, 2011, the Court granted American Income’s motion to compel arbitration and dismissed the case. Plaintiffs have appealed this decision.

Torchmark subsidiary, United American was named as defendant in purported class action litigation filed on May 31, 2011 in Cross County Arkansas Circuit Court (Kennedy v. United American Insurance Company (Case # CV-2011-84-5). In the litigation, filed on behalf of a proposed nationwide class of owners of certain limited hospital and surgical expense benefit policies from United American, the plaintiff alleged that United American breached the policy by failing and/or refusing to pay benefits for the total number of days an insured is confined to a hospital and by limiting payment to the number of days for which there are incurred hospital room charges rather than also including benefits for services and supplies. Claims for unjust enrichment, breach of contract, bad faith refusal to pay first party benefits, breach of the implied duty of good faith and fair dealing, bad faith, and violation of the Arkansas Deceptive Trade Practices Act were initially asserted. The plaintiff sought declaratory relief, restitution and/or monetary damages, punitive damages, costs and attorneys fees. In September 2011, the plaintiff dismissed all causes of action, except for the breach of contract claim.

On November 14, 2011, plaintiff filed an amended complaint based upon the same facts asserting only breach of contract claims on behalf of a purported nationwide restitution/monetary relief class or, in the first alternative, a purported multiple-state restitution/monetary relief class or, in the second alternative, a purported Arkansas statewide restitution/monetary relief class. Restitution and/or monetary relief for United American’s alleged breaches of contract, costs, attorney’s fees and expenses, expert fees, prejudgment interest and other relief are sought on behalf of the plaintiff and members of the class. On December 7, 2011, United American filed a Motion to Dismiss the plaintiff’s amended complaint and on January 11, 2012, plaintiff filed a response thereto. Discovery has commenced and is ongoing.

Selected Quarterly Data	12 Months Ended
Dec. 31, 2011
Selected Quarterly Data

Note 16—Selected Quarterly Data (Unaudited)

The following is a summary of quarterly results for the two years ended December 31, 2011. The information is unaudited but includes all adjustments (consisting of normal accruals) which management considers necessary for a fair presentation of the results of operations for these periods.

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,

2011:
Premium and policy charges	$679,901	$672,350	$650,525	$653,542
Net investment income	171,647	173,104	173,491	174,786
Realized investment gains(losses)	(22,723)	31,272	12,600	4,755
Total revenues	829,272	877,334	837,241	833,554
Policy benefits	464,127	454,694	438,774	435,681
Amortization of acquisition expenses	92,463	91,664	89,899	90,557
Pretax Income from continuing operations	147,517	209,052	190,123	177,090
Income from continuing operations	100,740	142,781	131,256	122,839
Income from discontinued operations	(599)	0	144	0
Net income	100,141	142,781	131,400	122,839
Basic net income per common share*
Continuing operations	.87	1.29	1.25	1.21
Discontinued operations	(0.01)	0.00	0.00	0.00
Total basic net income per share	.86	1.29	1.25	1.21
Diluted net income per common share*
Continuing operations	.85	1.27	1.25	1.20
Discontinued operations	(0.01)	0.00	0.00	0.00
Total diluted net income per share	.84	1.27	1.25	1.20

2010:
Premium and policy charges	$670,944	$669,569	$657,827	$653,418
Net investment income	167,111	170,612	172,337	166,304
Realized investment gains(losses)	7,261	(5,002)	8,045	27,036
Total revenues	845,678	835,895	838,888	847,171
Policy benefits	468,934	454,177	433,514	436,419
Amortization of acquisition expenses	94,688	89,261	90,904	87,537
Pretax income from continuing operations	167,961	175,003	200,122	207,484
Income from continuing operations	111,433	116,132	132,772	143,758
Income from discontinued operations	6,283	6,201	(23,566)	5,853
Net income	117,716	122,333	109,206	149,611
Basic net income per common share*
Continuing operations	0.90	0.94	1.09	1.20
Discontinued operations	0.05	0.05	(0.19)	0.05
Total basic net income per share	0.95	0.99	0.90	1.25
Diluted net income per common share*
Continuing operations	0.89	0.94	1.08	1.18
Discontinued operations	0.05	0.05	(0.19)	0.05
Total diluted net income per share	0.94	0.99	0.89	1.23

*	Basic and diluted net income per share by quarter may not add to per share income on a year-to-date basis due to share weighting and rounding.

Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Registrant

SCHEDULE II. CONDENSED FINANCIAL INFORMATION OF REGISTRANT

CONDENSED BALANCE SHEETS

(Amounts in thousands)

	December 31,
	2011	2010
Assets:
Investments:
Long-term investments	$36,458	$15,963
Short-term investments	58	62,582

Total investments	36,516	78,545
Cash	27,099	0
Investment in affiliates	4,960,492	4,624,583
Due from affiliates	50,977	138,130
Taxes receivable	61,616	65,195
Other assets	7,581	5,391

Total assets	$5,144,281	$4,911,844

Liabilities and shareholders’ equity:
Liabilities:
Short-term debt	$224,842	$198,875
Long-term debt	790,571	789,643
Due to affiliates	145,556	136,931
Other liabilities	123,681	119,066

Total liabilities	1,284,650	1,244,515

Shareholders’ equity:
Preferred stock	351	351
Common stock	112,312	119,812
Additional paid-in capital	775,842	783,119
Accumulated other comprehensive income	549,916	23,092
Retained earnings	3,264,711	3,124,436
Treasury stock	(843,501)	(383,481)

Total shareholders’ equity	3,859,631	3,667,329

Total liabilities and shareholders’ equity	$5,144,281	$4,911,844

See Notes to Condensed Financial Statements and accompanying Report of Independent Registered

Public Accounting Firm.

CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands)

	Year Ended December 31,
	2011	2010	2009
Net investment income	$23,542	$26,031	$17,374
Realized investment gains (losses)	508	(1,646)	(1)

Total revenue	24,050	24,385	17,373

General operating expenses	30,945	21,682	18,119
Reimbursements from affiliates	(19,335)	(13,375)	(5,973)
Interest expense	75,426	74,827	71,687

Total expenses	87,036	83,134	83,833

Operating income (loss) before income taxes and equity in earnings of affiliates	(62,986)	(58,749)	(66,460)
Income taxes	14,380	18,521	19,773

Net operating loss before equity in earnings of affiliates	(48,606)	(40,228)	(46,687)
Equity in earnings of affiliates	545,767	539,094	429,861

Net income	$497,161	$498,866	$383,174

See Notes to Condensed Financial Statements and accompanying Report of Independent Registered

Public Accounting Firm.

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	Year Ended December 31,
	2011	2010	2009
Cash provided from (used for) operations before dividends from subsidiaries	$(33,042)	$(33,403)	$(51,241)
Cash dividends from subsidiaries	769,139	370,947	354,695

Cash provided from operations	736,097	337,544	303,454

Cash provided from (used for) investing activities:
Acquisition of investments	0	(14,279)	(125)
Disposition of investments	11,828	33	31
Net decrease (increase) in short-term investments	62,524	106,881	(129,789)
Investment in subsidiaries	(25,000)	(18,722)	(100,000)

Cash provided from (used for) investing activities	49,352	73,913	(229,883)

Cash provided from (used for) financing activities:
Issuance of 9 1/4% Senior Notes	0	0	296,308
Acquisition of 9 1/4% Senior Notes	0	(8,913)	0
Repayment of 8 1/4% Senior Debentures	0	0	(99,050)
Net issuance (repayment) of commercial paper	25,967	(34,432)	(71,329)
Issuance of stock	162,613	37,863	4,430
Acquisitions of treasury stock	(972,556)	(246,006)	(47,564)
Net borrowings to/from subsidiaries	96,000	(86,800)	(87,200)
Excess tax benefit on stock option exercises	2,021	162	(30)
Payment of dividends	(72,395)	(73,331)	(69,885)

Cash provided from (used for) financing activities	(758,350)	(411,457)	(74,320)

Net increase (decrease) in cash	27,099	0	(749)
Cash balance at beginning of period	0	0	749

Cash balance at end of period	$27,099	$0	$0

See Notes to Condensed Financial Statements and accompanying Report of Independent Registered

Public Accounting Firm.

TORCHMARK CORPORATION

(PARENT COMPANY)

NOTES TO CONDENSED FINANCIAL STATEMENTS

(Amounts in thousands)

Note A—Dividends from Subsidiaries

Cash dividends paid to Torchmark from the consolidated subsidiaries were as follows:

	2011	2010	2009
Consolidated subsidiaries	$769,139	$370,947	$354,695

Note B—Supplemental Disclosures of Cash Flow Information

The following table summarizes noncash transactions, which are not reflected on the Condensed Statements of Cash Flows:

	Year Ended December 31,
	2011	2010	2009
Stock-based compensation not involving cash	$14,954	$11,848	$9,860

The following table summarizes certain amounts paid (received) during the period:

	Year Ended December 31,
	2011	2010	2009
Interest paid	$74,569	$75,909	$73,031
Income taxes received	22,893	2,379	25,202

Note C—Special Items

In 2009, a Federal income tax expense of $1.5 million was incurred relating to Internal Revenue Service examinations of prior years.

Note D—Preferred Stock

As of December 31, 2011, Torchmark had 351 thousand shares of Cumulative Preferred Stock, Series A, issued and outstanding, of which 280 thousand shares were 6.50% Cumulative Preferred Stock, Series A, and 71 thousand shares were 7.15% Cumulative Preferred Stock, Series A (collectively, the “Series A Preferred Stock”). All issued and outstanding shares of Series A Preferred Stock were held by wholly-owned insurance subsidiaries. In the event of liquidation, the holders of the Series A Preferred Stock at the time outstanding would be entitled to receive a liquidating distribution out of the assets legally available to stockholders in the amount of $1 thousand per share or $351 million in the aggregate, plus any accrued and unpaid dividends, before any distribution is made to holders of Torchmark common stock. Holders of Series A Preferred Stock do not have any voting rights nor have rights to convert such shares into shares of any other class of Torchmark capital stock.

Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2011
Schedule IV - Reinsurance

TORCHMARK CORPORATION

SCHEDULE IV. REINSURANCE (CONSOLIDATED)

(Amounts in thousands)

	Gross Amount	Ceded to Other Companies(1)	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net

For the Year Ended December 31, 2011:
Life insurance in force	$144,778,793	$738,935	$4,414,247	$148,454,105	3.0%

Premiums:(2)
Life insurance	$1,675,307	$4,716	$31,311	$1,701,902	1.8%
Health insurance	931,751	2,285	0	929,466	0%

Total premium	$2,607,058	$7,001	$31,311	$2,631,368	1.2%

For the Year Ended December 31, 2010:
Life insurance in force	$140,653,839	$722,577	$4,743,222	$144,674,484	3.3%

Premiums:(2)
Life insurance	$1,618,973	$4,684	$23,419	$1,637,708	1.4%
Health insurance	990,024	2,603	0	987,421	0%

Total premium	$2,608,997	$7,287	$23,419	$2,625,129	.9%

For the Year Ended December 31, 2009:
Life insurance in force	$139,408,962	$744,213	$1,898,360	$140,563,109	1.4%

Premiums:(2)
Life insurance	$1,550,434	$4,647	$18,172	$1,563,959	1.2%
Health insurance	1,020,467	2,756	0	1,017,711	0%

Total premium	$2,570,901	$7,403	$18,172	$2,581,670	.7%

(1)	No amounts have been netted against ceded premium
(2)	Excludes policy charges of $24,950, $26,629, and $28,435, in each of the years 2011, 2010, and 2009, respectively.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Business	Business: Torchmark Corporation (Torchmark or alternatively, the Company) through its subsidiaries provides a variety of life and health insurance products and annuities to a broad base of customers.
Basis of Presentation

Basis of Presentation:    The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), under guidance issued by the Financial Accounting Standards Board (FASB). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

Principles of Consolidation:    The consolidated financial statements include the results of Torchmark and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Torchmark accounts for its variable interest entities under accounting guidance which clarifies the definition of a variable interest and the instructions for consolidating variable interest entities (VIE’s). Only primary beneficiaries are required or allowed to consolidate VIE’s. Therefore, a company may have voting control of a VIE, but if it is not the primary beneficiary of the VIE, it is not permitted to consolidate the VIE. The trust that is liable for Torchmark’s Trust Preferred Securities meets the definition of a VIE. However, Torchmark is not the primary beneficiary of this entity because its interest is not variable. Therefore, Torchmark is not permitted to consolidate its interest, even though it owns 100% of the voting equity of the trust and guarantees its performance. For this reason, Torchmark reports its 7.1% Junior Subordinated Debentures due to the trust as “Due to affiliates” each period at its carrying value. However, Torchmark views the Trust Preferred Securities as it does any other debt offering and consolidates the trust in its segment analysis because GAAP requires that the segment analysis be reported as management views its operations and financial condition.

Additionally, as further described under the caption Low-Income Housing Tax Credit Interests below in this note, Torchmark holds passive interests in limited partnerships which provide investment returns through the provision of tax benefits (principally from the transfer of Federal or state tax credits related to federal low-income housing). These interests are also considered to be VIEs. They are not consolidated because the Company has no power to control the activities that most significantly affect the economic performance of these entities and therefore the Company is not the primary beneficiary of any of these interests. Torchmark’s involvement is limited to its limited partnership interest in the entities. Torchmark has not provided any other financial support to the entities beyond its commitments to fund its limited partnership interests, and there are no arrangements or agreements with any of the interests to provide other financial support. The maximum loss exposure relative to these interests is limited to their carrying value.

When a component of Torchmark’s business is sold or expected to be sold during the ensuing year, Torchmark reports the assets and liabilities of the component as assets and liabilities of subsidiaries held for sale. Assets or liabilities of subsidiaries held for sale are segregated and are recorded in the Consolidated Balance Sheets at the lower of the carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value, a loss is recognized. Torchmark reports the results of operations of a business as discontinued operations when the component is sold or expected to be sold, the operations and cash flows of the business have been or will be eliminated from the ongoing operations as a result of the disposal transaction, and Torchmark will not have any significant continuing involvement in the operations of the business after the disposal transaction. The results of discontinued operations are reported in discontinued operations in the Consolidated Statements of Operations for current and prior periods commencing in the period in which the business is either disposed of or is accounted for as a disposal group, including any gain or loss recognized on the sale or adjustment of the carrying amount to fair value less cost to sell. Major components of the income from discontinued operations are separately disclosed in Note 3 — Discontinued Operations in the Notes to the Consolidated Financial Statements. Because the business has been sold or classified as held for sale and its operations are discontinued, the financial results of the business are excluded from the Notes to the Consolidated Financial Statements, other than in Note 3, the Consolidated Statements of Cash Flows, and Note 2 — Statutory Accounting.

Investments

Investments:    Torchmark classifies all of its fixed-maturity investments, which include bonds and redeemable preferred stocks, as available for sale. Investments classified as available for sale are carried at fair value with unrealized gains and losses, net of deferred taxes, reflected directly in accumulated other comprehensive income. Investments in equity securities, which include common and nonredeemable preferred stocks, are reported at fair value with unrealized gains and losses, net of deferred taxes, reflected directly in accumulated other comprehensive income. Policy loans are carried at unpaid principal balances. Mortgage loans, included in “Other long-term investments,” are carried at amortized cost. Investments in real estate, included in “Other long-term investments,” are reported at cost less allowances for depreciation. Depreciation is calculated on the straight-line method. Short-term investments include investments in interest-bearing time deposits with original maturities of twelve months or less.

Gains and losses realized on the disposition of investments are determined on a specific identification basis. Income attributable to investments is included in Torchmark’s net investment income. Net investment income for the years ended December 31, 2011, 2010, and 2009 included $552 million, $522 million, and $487 million, respectively, which was allocable to policyholder reserves or accounts. Realized investment gains and losses are not allocated to insurance policyholders’ liabilities.

Fair Value Measurements

Fair Value Measurements:    Fair values for cash, short-term investments, short-term debt, receivables and payables approximate carrying value. Fair values for long-term debt investments, equity securities, and certain other assets are determined in accordance with specific accounting guidance. Fair values are based on quoted market prices, where available. Otherwise, fair values are based on quoted market prices of comparable instruments in active markets, quotes in inactive markets, or other observable criteria. For specific information regarding Torchmark’s measurements and procedures in valuing financial instruments, please see Note 4—Investments under the caption Fair value measurements. The fair values of Torchmark’s long-term debt issues, along with the trust preferred securities, are based on quoted market prices. Mortgage loans are valued at discounted cash flows.

Impairment of Investments

Impairment of Investments:    Torchmark evaluates securities for other-than-temporary impairment as described in Note 4—Investments under the caption Other-than-temporary-impairments. If a security is determined to be other-than-temporarily impaired, the cost basis of the security is written down to fair value and is treated as a realized loss. The written-down security will be amortized and revenue recognized in accordance with estimated future cash flows.

Current accounting guidance is such that if an entity intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is to be considered other-than-temporarily impaired and the full amount of impairment must be charged to earnings. Otherwise, losses on fixed maturities which are other-than-temporarily impaired are separated into two categories, the portion of loss which is considered credit loss and the portion of loss which is due to other factors. The credit loss portion is charged to earnings while the loss due to other factors is charged to other comprehensive income.

Cash	Cash: Cash consists of balances on hand and on deposit in banks and financial institutions. Overdrafts arising from the overnight investment of funds offset cash balances on hand and on deposit
Recognition of Premium Revenue and Related Expenses

Recognition of Premium Revenue and Related Expenses:    Premium income for traditional long-duration life and health insurance products is recognized when due from the policyholder. Premiums for short-duration health contracts are recognized as revenue over the contract period in proportion to the insurance protection provided. Profits for limited-payment life insurance contracts are recognized over the contract period. Premiums for universal life-type and annuity contracts are added to the policy account value, and revenues for such products are recognized as charges to the policy account value for mortality, administration, and surrenders (retrospective deposit method). Life premium includes policy charges of $24 million, $26 million, and $28 million for the years ended December 31, 2011, 2010, and 2009, respectively. Other premium consists of annuity policy charges in each year. Profits are also earned to the extent that investment income exceeds policy liability interest requirements. The related benefits and expenses are matched with revenues by means of the provision of future policy benefits and the amortization of deferred acquisition costs in a manner which recognizes profits as they are earned over the same period.

Future Policy Benefits

Future Policy Benefits:    The liability for future policy benefits for universal life-type products is represented by policy account value. The liability for future policy benefits for all other life and health products, approximately 81% of total future policy benefits, is provided on the net level premium method based on estimated investment yields, mortality, morbidity, persistency and other assumptions which were considered appropriate at the time the policies were issued. Assumptions used are based on Torchmark’s previous experience with similar products. Once established, assumptions for these products are generally not changed. An additional provision is made on most products to allow for possible adverse deviation from the assumptions. These estimates are periodically reviewed and compared with actual experience. If it is determined that existing contract liabilities, together with the present value of future gross premiums, will not be sufficient to cover the present value of future benefits and to recover unamortized acquisition costs, then a premium deficiency exists. Such a deficiency would be recognized immediately by a charge to earnings and either a reduction of unamortized acquisition costs or an increase in the liability for future policy benefits. From that point forward, the liability for future policy benefits would be based on the revised assumptions.

Deferred Acquisition Costs

Deferred Acquisition Costs: Certain costs of acquiring new insurance business are deferred and recorded as an asset. These costs are essential to the acquisition of new insurance business and are directly related to the successful issuance of an insurance contract including sales commissions, policy issue costs, and underwriting costs for policies that are successfully issued. Deferred acquisition costs are amortized in a systematic manner which matches these costs with the associated revenues. The method of amortization has not changed due to the adoption of the new guidance described under the caption Adoption of New Accounting Standard following in this Note. Policies other than universal life-type policies are amortized with interest over the estimated premium-paying period of the policies in a manner which charges each year’s operations in proportion to the receipt of premium income. Limited-payment contracts are amortized over the contract period. Universal life-type policies are amortized with interest in proportion to estimated gross profits. The assumptions used to amortize acquisition costs with regard to interest, mortality, morbidity, and persistency are consistent with those used to estimate the liability for future policy benefits. For interest-sensitive and deposit-balance type products, these assumptions are reviewed on a regular basis and are revised if actual experience differs significantly from original expectations. For all other products, amortization assumptions are generally not revised once established. Deferred acquisition costs are subject to periodic recoverability and loss recognition testing to determine if there is a premium deficiency. These tests ensure that the present value of future contract-related cash flows will support the capitalized deferred acquisition cost asset. These cash flows consist primarily of premium income, less benefits and expenses taking inflation into account. The present value of these cash flows, less the benefit reserve, is then compared with the unamortized deferred acquisition cost balance. In the event the estimated present value of net cash flows is less, the deficiency would be recognized by a charge to earnings and either a reduction of unamortized acquisition costs or an increase in the liability for future benefits, as described under the caption Future Policy Benefits.

Advertising Costs

Advertising Costs: Costs related to advertising are generally charged to expense as incurred. However, certain direct response advertising costs are capitalized when there is a reliable and demonstrated relationship between total costs and future benefits that is a direct result of incurring these costs. Torchmark’s Direct Response advertising costs consist primarily of the production and distribution costs of direct mail advertising materials, and when capitalized are included as a component of deferred acquisition costs. They are amortized in the same manner as other deferred acquisition costs. Direct response advertising costs charged to earnings and included in other operating expense were $16 million, $12 million, and $10 million in 2011, 2010, and 2009, respectively. Capitalized advertising costs were $1 billion at December 31, 2011 and $972 million at December 31, 2010.

The adoption of the new accounting guidance described below changed the method by which Torchmark reports direct response advertising costs. Prior to the adoption, the Company capitalized all such advertising costs as permitted under previous guidance.

Adoption of New Accounting Standard

Adoption of New Accounting Standard: Torchmark has adopted the new accounting guidance under Accounting Standard Update 2010-26 (ASU 2010-26), issued by the FASB concerning policy acquisition costs. While the guidance was not effective until January 1, 2012, the Company elected to retrospectively adopt the new guidance as permitted by ASU 2010-26. Retrospective adoption means that the deferred acquisition cost asset has been adjusted to a level as if the new guidance had been in effect in prior periods presented, with an adjustment to the opening balance of retained earnings for the cumulative effect of the change in accounting guidance. This new guidance amends the previous accounting for costs associated with acquiring or renewing insurance contracts in order to address the diversity in practice surrounding the capitalization and deferral of these costs. As a result of this new standard, certain costs that were previously capitalized (deferred) and amortized as deferred acquisition costs are no longer allowed to be deferred and are expensed as incurred. The new guidance limits the deferral of costs to those direct incremental costs related to the successful issuance of an insurance contract, and includes primarily sales commissions, policy issue, and underwriting costs for policies that are successfully issued. Previously, the Company was allowed to defer any cost that varied with and related to the production of new business. For Torchmark, the costs that are no longer deferrable primarily relate to agent distribution systems, and include such costs as training, recruiting, office space, and certain management and underwriting expenses.

The limitations on acquisition cost deferrals resulting from the retrospective adoption have resulted in an increase in commissions and expenses from those previously reported. However, as a result of the retrospective writedown of the deferred acquisition cost asset, the amortization of previously deferred costs decreased, partially offsetting the impact of the increased expenses. The cumulative effect of the retrospective adoption of the standard resulted in a decrease in shareholders’ equity of $309 million as of January 1, 2009. A summary of the impact on previously reported financial statement balances due to the adoption is as follows:

	For the years ended December 31,
	2011		2010		2009
	Previously Reported	As Adjusted	Previously Reported	As Adjusted	Previously Reported	As Adjusted
Amortization of deferred acquisition costs	$424,781	$364,583	$418,890	$362,390	$415,986	$355,986
Commissions, premium taxes, and non-deferred acquisition expenses	124,134	216,216	125,330	209,827	128,620	222,126
Income taxes	237,326	226,166	256,274	246,475	191,024	179,297
Income from continuing operations	518,340	497,616	522,293	504,095	386,052	364,273
Net income	517,885	497,161	517,064	498,866	404,953	383,174
Basic net income per share:
Continuing operations	$4.79	$4.60	$4.28	$4.13	$3.10	$2.93
Net income	4.78	4.59	4.24	4.09	3.25	3.08
Diluted net income per share:
Continuing operations	4.72	4.53	4.24	4.09	3.10	2.93
Net income	4.72	4.53	4.20	4.05	3.25	3.08

	As of December 31,
	2011		2010
	Previously Reported	As Adjusted	Previously Reported	As Adjusted
Deferred acquisition costs	$3,484,851	$2,916,732	$3,406,335	$2,869,546
Current and deferred income taxes payable	1,518,695	1,319,853	1,209,433	1,021,556
Accumulated other comprehensive income	549,423	549,916	22,958	23,092
Retained earnings	3,634,481	3,264,711	3,473,482	3,124,436
Shareholders’ equity	4,228,908	3,859,631	4,016,241	3,667,329

*	Adoption resulted in the addition of non-deferred acquisition expenses of $92 million, $84 million, and $94 million in 2011, 2010, and 2009, respectively.

The adoption of this guidance causes a delay in the recognition of underwriting profit on newly issued business, but not the ultimate profitability of that business. The adoption had no impact on Torchmark’s cash flows, liquidity, or the statutory earnings of its insurance subsidiaries.

Policy Claims and Other Benefits Payable

Policy Claims and Other Benefits Payable:    Torchmark establishes a liability for known policy benefits payable and an estimate of claims that have been incurred but not yet reported to the Company. The estimate of unreported claims is based on prior experience. Torchmark makes an estimate after careful evaluation of all information available to the Company. However, there is no certainty the stated liability for claims and other benefits, including the estimate of unsubmitted claims, will be Torchmark’s ultimate obligation.

Income Taxes

Income Taxes:    Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement book values and tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. More information concerning income taxes is provided in Note 8—Income Taxes.

Property and Equipment

Property and Equipment:    Property and equipment, included in “Other assets,” is reported at cost less allowances for depreciation. Depreciation is recorded primarily on the straight line method over the estimated useful lives of these assets which range from two to ten years for equipment and five to forty years for buildings and improvements. Ordinary maintenance and repairs are charged to income as incurred. Impairments, if any, are recorded when, based on events and circumstances, it becomes evident that the fair value of the asset is less than its carrying amount. Original cost of property and equipment was $119 million at both December 31, 2011 and 2010. Accumulated depreciation was $71 million at year end 2011 and $65 million at the end of 2010. Depreciation expense was $6.8 million in 2011, $6.0 million in 2010, and $4.6 million in 2009

Asset Retirements

Asset Retirements:    Certain of Torchmark’s subsidiaries own and occupy buildings containing asbestos. These facilities are subject to regulations which could cause the Company to be required to remove and dispose of all or part of the asbestos upon the occurrence of certain events. Otherwise, the subsidiaries are under no obligation under the regulations. At this time, no such events under these regulations have occurred. For this reason, the Company has not recorded a liability for this potential obligation, as the time at which any obligation could be settled is not known. Therefore, there is insufficient information to estimate a fair value.

Low-Income Housing Tax Credit Interests

Low-Income Housing Tax Credit Interests:    As of December 31, 2011, Torchmark had $293 million invested in limited partnerships that provide low-income housing tax credits and other related Federal income tax and state premium tax benefits to Torchmark. The carrying value of Torchmark’s investment in these entities was $283 million at December 31, 2010. As of December 31, 2011, Torchmark was obligated under future commitments of $109 million, which amount is included in the above carrying value. Interests for which the return has been guaranteed by unrelated third-parties are accounted for using the effective-yield method. The remaining interests are accounted for using the amortized-cost method.

For 2011 and 2010, the Federal income benefits accrued during the year, net of the amortization associated with guaranteed interests, were recorded in “Income taxes.” Amortization associated with non-guaranteed interests and interests providing for state premium tax benefits was reflected as a component of “Net investment income.” For years prior to 2010, the Federal income tax benefits accrued during the year, net of the amortization associated with all interests, were recorded in “Income taxes.” All state premium tax benefits, net of the related amortization, were recorded in “Net investment income.” At December 31, 2011, $281 million associated with the Federal interests was included in “Other assets” with the remaining $12 million state-related interests included in “Other invested assets.” At December 31, 2010, the comparable amounts were $269 million and $14 million, respectively. Any unpaid commitments to invest are recorded in “Other liabilities.” In the segment analysis, the amortization associated with the non-guaranteed interests is reflected as a component of “Income tax expenses,” and not “Net investment income,” consistent with the treatment of the guaranteed interests. Management views this presentation as a more accurate matching of costs with the associated revenues with respect to the low-income housing interests.

Goodwill

Goodwill:    The excess cost of business acquired over the fair value of their net assets is reported as goodwill. Goodwill is subject to annual impairment testing based on certain procedures outlined by GAAP. The procedures involve measuring the carrying value of each reporting unit of Torchmark’s segments, including the goodwill of that unit, against the estimated fair value of the corresponding unit. If the carrying value of a unit including goodwill exceeds its estimated fair value, then the goodwill in that unit could potentially be impaired. In that event, further testing is required under the accounting guidance to determine the amount of impairment, if any. If there is an impairment in the goodwill of any reporting unit, it is written down and charged to earnings in the period of test.

Torchmark has tested its goodwill annually in each of the years 2009 through 2011. These tests involved assigning carrying value by allocating the Company’s net assets to each of the reporting units of Torchmark’s segments, including the portion of goodwill assigned to the unit. The fair value of each reporting unit is determined using discounted expected cash flows associated with that unit. Judgment and assumptions are used in developing the projected cash flows for the reporting units, and such estimates are subject to change. The Company also exercises judgment in the determination of the discount rate, which management believes to be appropriate for the risk associated with the cash flow expectations. The fair value of each reporting unit is then measured against that reporting unit’s corresponding carrying value. Because the estimated fair value exceeded the carrying value, including goodwill, of each reporting unit in each period, Torchmark’s goodwill was not impaired in any of those periods.

Treasury Stock	Treasury Stock: Torchmark accounts for purchases of treasury stock on the cost method. Issuance of treasury stock is accounted for using the weighted-average cost method.
Settlements

Settlements:    During 2011, Torchmark settled a state administrative matter involving issues arising over a period of many years. The settlement resulted in a pre-tax charge of $6.9 million ($4.5 million after tax). Additionally in 2011, the Company accrued an estimated liability for settlement of an insurance litigation matter expected to settle in 2012. The liability for this litigation, which arose many years ago, was estimated to be $12.0 million pretax ($7.8 million after tax). Please refer to Note 15—Commitments and Contingencies in the Notes to Consolidated Financial Statements for a discussion of the litigation settlement. In 2009, Torchmark recorded a $2.9 million tax settlement primarily resulting from the favorable settlements of U.S. Federal income tax issues that related to prior tax years. More information on this tax settlement is provided in Note 8—Income Taxes. Management removes items that are related to prior periods when evaluating the operating results of current periods. Therefore, these items are excluded in its presentation of segment results as disclosed in Note 14—Business Segments, because accounting guidance requires that operating segment results be presented as management views its business.

Postretirement Benefits

Postretirement Benefits:    Torchmark accounts for its postretirement defined benefit plans by recognizing the funded status of those plans on its Consolidated Balance Sheets in accordance with accounting guidance. Periodic gains and losses attributable to changes in plan assets and liabilities that are not recognized as components of net periodic benefit costs are recognized as components of other comprehensive income, net of tax. More information concerning the accounting and disclosures for postretirement benefits is found in Note 9—Postretirement Benefits.

Stock Compensation

Stock Compensation:    Torchmark accounts for stock-based compensation by recognizing an expense in the financial statements based on the “fair value method.” The fair value method requires that a fair value be assigned to a stock option or other stock grant on its grant date and that this value be amortized over the grantees’ service period.

The fair value method requires the use of an option valuation model to value employee stock options. Torchmark has elected to use the Black-Scholes valuation model for option expensing. A summary of assumptions for options granted in each of the three years 2009 through 2011 is as follows:

	2011	2010	2009
Volatility factor	42.3%	40.3%	29.6%
Dividend yield	1.0%	1.3%	2.4%
Expected term (in years)	4.66	4.74	4.72
Risk-free rate	2.0%	2.5%	2.6%

The expected term is generally derived from Company experience. However, expected terms of grants made under the Torchmark Corporation 2005 Incentive Plan (2005 Plan) and the 2007 Long-Term Compensation Plan (2007 Plan), involving grants made in the years 2005 through 2010, were determined based on the simplified method as permitted by Staff Accounting Bulletins 107 and 110. This method was used because the 2005 and 2007 Plans limited grants to a maximum contract term of seven years, and Torchmark had no previous experience with seven-year contract terms. Prior to 2005, substantially all grants contained ten-year terms. Because a large portion of these grants vest over a three-year period, the Company did not have sufficient exercise history during 2010 or previous years to determine an appropriate expected term on these grants. Beginning in 2011, all grants with seven-year terms are based on Company experience. The Torchmark Corporation 2011 Incentive Plan replaced the previous plans and allows for option grants with a ten-year contractual term which vest over five years in addition to seven-year grants which vest over three years as permitted by the previous plans. The Company has no historical experience with five-year vesting, and will therefore use the simplified method to determine the expected term for these grants until such experience is developed. Volatility and risk-free interest rates are assumed over a period of time consistent with the expected term of the option. Volatility is measured on a historical basis. Monthly data points are utilized to derive volatility for periods greater than three years. Expected dividend yield is based on current dividend yield held constant over the expected term. Once the fair value of an option has been determined, it is amortized on a straight-line basis over the employee’s service period for that grant (from the grant date to the date the grant is fully vested).

Torchmark management views all stock-based compensation expense as a corporate or Parent Company expense and, therefore, presents it as such in its segment analysis (See Note 14—Business Segments). It is included in “Other operating expense” in the Consolidated Statements of Operat

Stock Split

Stock Split:    Torchmark declared a three-for-two stock split paid in the form of a 50% stock dividend on all of the Company’s outstanding common stock. The record date for the split was the close of business on June 1, 2011. On July 1, 2011, the payment date, holders of Torchmark common stock as of the record date received one additional share of stock for every two shares held. The Company paid $123 thousand in cash to acquire 2,841 fractional shares as a result of the split. All share and per share amounts have been adjusted to reflect this split for all periods presented in these consolidated financial statements. “Common stock” and “Retained earnings” presented for all prior periods in the accompanying Consolidated Balance Sheet and Consolidated Statements of Shareholders’ Equity have also been retroactively adjusted to reflect this split.

Earnings Per Share

Earnings Per Share:    Torchmark presents basic and diluted earnings per share (EPS) on the face of the Consolidated Statements of Operations. Basic EPS is computed by dividing income available to common shareholders by the weighted average common shares outstanding for the period. Diluted EPS is calculated by adding to shares outstanding the additional net effect of potentially dilutive securities or contracts, such as stock options, which could be exercised or converted into common shares. For more information on earnings per share, see Note 12—Shareholders’ Equity.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Impact on Previously Reported Financial Statement Balances Due to Adoption

A summary of the impact on previously reported financial statement balances due to the adoption is as follows:

	For the years ended December 31,
	2011		2010		2009
	Previously Reported	As Adjusted	Previously Reported	As Adjusted	Previously Reported	As Adjusted
Amortization of deferred acquisition costs	$424,781	$364,583	$418,890	$362,390	$415,986	$355,986
Commissions, premium taxes, and non-deferred acquisition expenses*	124,134	216,216	125,330	209,827	128,620	222,126
Income taxes	237,326	226,166	256,274	246,475	191,024	179,297
Income from continuing operations	518,340	497,616	522,293	504,095	386,052	364,273
Net income	517,885	497,161	517,064	498,866	404,953	383,174
Basic net income per share:
Continuing operations	$4.79	$4.60	$4.28	$4.13	$3.10	$2.93
Net income	4.78	4.59	4.24	4.09	3.25	3.08
Diluted net income per share:
Continuing operations	4.72	4.53	4.24	4.09	3.10	2.93
Net income	4.72	4.53	4.20	4.05	3.25	3.08

	As of December 31,
	2011		2010
	Previously Reported	As Adjusted	Previously Reported	As Adjusted
Deferred acquisition costs	$3,484,851	$2,916,732	$3,406,335	$2,869,546
Current and deferred income taxes payable	1,518,695	1,319,853	1,209,433	1,021,556
Accumulated other comprehensive income	549,423	549,916	22,958	23,092
Retained earnings	3,634,481	3,264,711	3,473,482	3,124,436
Shareholders’ equity	4,228,908	3,859,631	4,016,241	3,667,329

*	Adoption resulted in the addition of non-deferred acquisition expenses of $92 million, $84 million, and $94 million in 2011, 2010, and 2009, respectively.

Summary of Assumptions for Options Granted

A summary of assumptions for options granted in each of the three years 2009 through 2011 is as follows:

	2011	2010	2009
Volatility factor	42.3%	40.3%	29.6%
Dividend yield	1.0%	1.3%	2.4%
Expected term (in years)	4.66	4.74	4.72
Risk-free rate	2.0%	2.5%	2.6%

Statutory Accounting (Tables)	12 Months Ended
Dec. 31, 2011
Consolidated Net Income And Shareholders' Equity (Capital And Surplus) on a Statutory Basis for The Insurance Subsidiaries

Consolidated net income and shareholders’ equity (capital and surplus) on a statutory basis for the insurance subsidiaries were as follows:

	Net Income Year Ended December 31,			Shareholders’ Equity At December 31,
	2011	2010	2009	2011	2010
Life insurance subsidiaries	$424,738	$499,440	$274,734	$1,273,117	$1,607,811

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Income From Discontinued Operations

An analysis of income from discontinued operations is as follows:

	Twelve months ended December 31,
	2010	2009
Premium income	$73,675	$77,094
Investment income	43,787	42,375
Realized investment gains (losses)	2,850	(12,167)
Other income	103	22

Total revenue*	120,415	107,324

Policyholder benefits	56,374	59,470
Amortization of deferred acquisition costs	14,599	13,267
Other expense	4,960	6,470

Total benefits and expense	75,933	79,207

Pre tax income from discontinued operations	44,482	28,117
Income tax	(14,698)	(9,216)

Income from discontinued operations	$29,784	$18,901

Schedule Of Revenues And Profitability Indicated By The Segment

Revenues and profitability in the indicated segment were as follows:

	Twelve Months Ended December 31,
	2010	2009
Revenues:
Life	$65,726	$67,917
Annuity	7,949	9,177
Investment	43,787	42,375
Other	103	22

Total*	$117,565	$119,491

Segment profitability (loss):
Life	$22,692	$19,477
Annuity	(931)	3,084
Investment	22,490	21,660
Other	(2,619)	(3,937)

Total	$41,632	$40,284

*	Segment revenues differ from discontinued revenues by the amount of realized investment gains/losses, which Torchmark excludes from its consideration of ongoing operations.

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Fixed Maturities And Equity Securities Available For Sale By Component

A summary of fixed maturities available for sale and equity securities by cost or amortized cost and estimated fair value at December 31, 2011 and 2010 is as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amount per the Balance Sheet	% of Total Fixed Maturities*

2011:
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$65,283	$1,756	$(4)	$67,035	$67,035	1%
States, municipalities, and political subdivisions	1,213,082	118,636	(1,896)	1,329,822	1,329,822	11
Foreign governments	21,832	1,327	0	23,159	23,159	0
Corporates	8,357,809	1,051,019	(137,908)	9,270,920	9,270,920	78
Collateralized debt obligations	60,437	0	(30,117)	30,320	30,320	0
Other asset-backed securities	42,862	3,210	(1,392)	44,680	44,680	0
Redeemable preferred stocks	1,162,939	27,184	(67,854)	1,122,269	1,122,269	10%

Total fixed maturities	10,924,244	1,203,132	(239,171)	11,888,205	11,888,205	100%

Equity securities	14,875	2,244	(63)	17,056	17,056

Total fixed maturities and equity securities	$10,939,119	$1,205,376	$(239,234)	$11,905,261	$11,905,261

*	At fair value

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amount per the Balance Sheet	% of Total Fixed Maturities

2010:
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$78,387	$1,347	$(1,060)	$78,674	$78,674	1%
States, municipalities, and political subdivisions	1,212,185	10,752	(41,811)	1,181,126	1,181,126	11
Foreign governments	22,352	679	0	23,031	23,031	0
Corporates	7,707,938	423,076	(210,149)	7,920,865	7,920,865	75
Collateralized debt obligations	56,525	0	(34,069)	22,456	22,456	0
Other asset-backed securities	46,406	3,010	(678)	48,738	48,738	1
Redeemable preferred stocks	1,311,704	36,405	(79,965)	1,268,144	1,268,144	12

Total fixed maturities	10,435,497	475,269	(367,732)	10,543,034	10,543,034	100%
Equity securities	14,875	2,348	(69)	17,154	17,154

Total fixed maturities and equity securities	$10,450,372	$477,617	$(367,801)	$10,560,188	$10,560,188

Schedule Of Fixed Maturities By Contractual Maturity

Actual maturities could differ from contractual maturities due to call or prepayment provisions.

	Amortized Cost	Fair Value
Fixed maturities available for sale:
Due in one year or less	$64,222	$64,895
Due from one to five years	527,836	564,584
Due from five to ten years	669,994	728,784
Due from ten to twenty years	2,439,335	2,649,607
Due after twenty years	7,114,402	7,799,590
Mortgage-backed and asset-backed securities	108,455	80,745

	$10,924,244	$11,888,205

Schedule Of Analysis Of Investment Operations

Analysis of investment operations:

	Year Ended December 31,
	2011	2010	2009

Net investment income is summarized as follows:
Fixed maturities	$683,101	$662,202	$609,566
Equity securities	1,558	1,183	1,287
Policy loans	29,293	27,248	25,394
Other long-term investments	2,439	3,064	6,482
Short-term investments	165	762	1,296

	716,556	694,459	644,025
Less investment expense	(23,528)	(18,095)	(11,485)

Net investment income	$693,028	$676,364	$632,540

Schedule Of Analysis Of Realized Gains (Losses) From Investments
An analysis of realized gains (losses) from investments is as follows:
Realized investment gains (losses):
Fixed maturities:
Sales and other	$27,790	$43,022	$15,638
Writedowns	(20)	(4,850)	(143,166)
Equity securities	0	1	(862)
Loss on redemption of debt	0	(1,646)	(1)
Other	(1,866)	813	(1,101)

	25,904	37,340	(129,492)
Applicable tax	(9,066)	(13,070)	44,147

Realized gains (losses) from investments, net of tax	$16,838	$24,270	$(85,345)

Schedule Of Analysis Of The Net Change In Unrealized Investement Gains (Losses)
An analysis of the net change in unrealized investment gains (losses) is as follows:
Equity securities	$(98)	$432	$2,377
Fixed maturities available for sale	856,424	562,921	1,240,781

Net change in unrealized gains (losses) on securities	$856,326	$563,353	$1,243,158

Additional information about securities sold is as follows:

Summary Of Information About Securities Sold

Additional information about securities sold is as follows:

	At December 31,
	2011		2010		2009
Fixed maturities:
Proceeds from sales	$236,662	**	$314,904	*	$830,892 *
Gross realized gains	28,249		29,821		69,249
Gross realized losses	(24,323)		(13,361)		(56,499)

Equities:
Proceeds from sales	0		1		1,138
Gross realized gains	0		1		0
Gross realized losses	0		0		(862)

*	Proceeds from sales including discontined assets were $326 million in 2010 and $900 million in 2009.
**	Includes $12.3 million of unsettled trades

Assets Measured At Fair Value On A Recurring Basis

The following tables represent the fair value of assets measured on a recurring basis at December 31, 2011 and 2010:

	Fair Value Measurements at December 31, 2011 Using:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Fixed maturities available for sale:
Bonds:	`
U.S. Government direct, guaranteed, and government-sponsored enterprises	$0	$67,035	$0	$67,035
States, municipalities, and political subdivisions	0	1,329,822	0	1,329,822
Foreign governments	0	23,159	0	23,159
Corporates	28,092	9,231,578	11,250	9,270,920
Collateralized debt obligations	0	0	30,320	30,320
Other asset-backed securities	0	37,558	7,122	44,680
Redeemable preferred stocks	217,613	904,656	0	1,122,269

Total fixed maturities	245,705	11,593,808	48,692	11,888,205
Equity securities	16,346	0	710	17,056

Total fixed maturities and equity securities	$262,051	$11,593,808	$49,402	$11,905,261

Percentage of total	2.2%	97.4%	0.4%	100.0%

Description	Fair Value Measurements at December 31, 2010 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$0	$78,674	$0	$78,674
States, municipalities and political subdivisions	0	1,181,126	0	1,181,126
Foreign governments	0	23,031	0	23,031
Corporates	15,347	7,831,845	73,673	7,920,865
Collateralized debt obligations	0	0	22,456	22,456
Other asset-backed securities	0	40,696	8,042	48,738
Redeemable preferred stocks	270,189	997,955	0	1,268,144

Total fixed maturities	285,536	10,153,327	104,171	10,543,034

Equity securities	16,484	0	670	17,154

Total fixed maturities and equity securities	$302,020	$10,153,327	$104,841	$10,560,188

Percent of total	2.9%	96.1%	1.0%	100.0%

Schedule Of Changes In Assets Measured At Fair Value On A Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table represents changes in assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Analysis of Changes in Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Asset- backed securities	Collateralized debt Obligations	Corporates*	Other	Total
Balance at January 1, 2009	$23,077	$14,158	$164,881	$1,246	$203,362
Total gains or losses:
Included in realized gains/losses	0	(83,458)	(2,502)	0	(85,960)
Included in other comprehensive income	1,717	80,674	(2,728)	12	79,675
Sales	0	125	(6,833)	0	(6,708)
Amortization	(183)	1,014	2,366	(5)	3,192
Other **	0	5,524	213	148	5,885
Transfers in to Level 3	0	0	48,995	4,435	53,430
Transfers out of Level 3	(16,630)	0	(132,628)	0	(149,258)

Balance at December 31, 2009	7,981	18,037	71,764	5,836	103,618
Total gains or losses:
Included in realized gains/losses	0	(1,712)	1,504	708	500
Included in other comprehensive income	255	2,445	14,711	(534)	16,877
Sales	0	0	(5,862)	(2,331)	(8,193)
Amortization	(194)	2,333	2,536	(1)	4,674
Other **	0	1,353	0	0	1,353
Transfers out of Level 3	0	0	(10,980)	(3,008)	(13,988)

Balance at December 31, 2010	8,042	22,456	73,673	670	$104,841
Total gains or losses:
Included in realized gains/losses	0	0	(12,542)	0	(12,542)
Included in other comprehensive income	(714)	3,952	14,578	40	17,856
Sales	0	0	(13,875)	0	(13,875)
Amortization	(206)	2,470	1,302	0	3,566
Other **	0	1,442	0	0	1,442
Transfers out of Level 3	0	0	(51,886)	0	(51,886)

Balance at December 31, 2011	$7,122	$30,320	$11,250	$710	$49,402

*	Includes redeemable preferred stocks
**	Includes capitalized interest and foreign exchange adjustments.

Transfers in and out of each of the valuation levels of fair values

The following table presents transfers in and out of each of the valuation levels of fair values.

	2011			2010			2009
	In	Out	Net	In	Out	Net	In	Out	Net
Level 1	$0	$0	$0	$54	$(4,848)	$(4,794)	$0	$0	$0
Level 2	51,886	0	51,886	18,836	(54)	18,782	149,258	(53,430)	95,828
Level 3	0	(51,886)	(51,886)	0	(13,988)	(13,988)	53,430	(149,258)	(95,828)

Writedowns For Other-Than-Temporary Impairments

The following table presents the writedowns recorded due to these impairments in accordance with accounting guidance and whether the writedown was charged to earnings or other comprehensive income.

Writedowns for Other-Than-Temporary Impairments

	2011		2010		2009
	Net Income	Other Comprehensive Income	Net Income	Other Comprehensive Income	Net Income	Other Comprehensive Income
Collateralized debt obligations	$0	$0	$1,712	$0	$ 83,457	$20,766
Corporate bonds	20	0	3,138	0	59,709	0

Total pre-tax	$20	$0	$4,850	$0	$143,166	$20,766

After tax	$13	$0	$3,152	$0	$ 94,234	$13,498

Schedule Of Unrealized Investment Losses By Class Of Investment

Torchmark considers these investments to be only temporarily impaired.

ANALYSIS OF GROSS UNREALIZED INVESTMENT LOSSES

At December 31, 2011

	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$279	$(3)	$34	$(1)	$313	$(4)
States, municipalities and political subdivisions	0	0	17,609	(1,896)	17,609	(1,896)
Foreign governments	0	0	0	0	0	0
Corporates	585,265	(38,249)	612,338	(99,659)	1,197,603	(137,908)
Collateralized debt obligations	0	0	30,320	(30,117)	30,320	(30,117)
Other asset-backed securities	0	0	7,122	(1,392)	7,122	(1,392)
Redeemable preferred stocks	205,449	(14,250)	367,450	(53,604)	572,899	(67,854)

Total fixed maturities	790,993	(52,502)	1,034,873	(186,669)	1,825,866	(239,171)

Equity securities	386	(63)	0	0	386	(63)

Total fixed maturities and equity securities	$791,379	$(52,565)	$1,034,873	$(186,669)	$1,826,252	$(239,234)

ANALYSIS OF GROSS UNREALIZED INVESTMENT LOSSES

At December 31, 2010

	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$56,905	$(1,060)	$0	$0	$56,905	$(1,060)
States, municipalities and political subdivisions	685,754	(26,734)	66,591	(15,077)	752,345	(41,811)
Foreign governments	0	0	0	0	0	0
Corporates	1,284,966	(39,331)	862,820	(170,818)	2,147,786	(210,149)
Collateralized debt obligations	0	0	22,331	(34,069)	22,331	(34,069)
Other asset-backed securities	0	0	8,042	(678)	8,042	(678)
Redeemable preferred stocks	199,362	(3,339)	646,454	(76,626)	845,816	(79,965)

Total fixed maturities	2,226,987	(70,464)	1,606,238	(297,268)	3,833,225	(367,732)

Equity securities	0	0	30	(69)	30	(69)

Total fixed maturities and equity securities	$2,226,987	$(70,464)	$1,606,268	$(297,337)	$3,833,255	$(367,801)

Summary Of Additional Information About Investments In Unrealized Loss Position

Additional information about investments in an unrealized loss position is as follows:

	Less than Twelve Months	Twelve Months or Longer	Total

Number of issues (Cusip numbers) held:
As of December 31, 2011	117	93	210
As of December 31, 2010	234	133	367

Schedule Of Other Long-Term Investments

Other long-term investments consist of the following:

	December 31,
	2011	2010
Mortgage loans, at cost	$551	$14,481
Investment real estate, at depreciated cost	3,165	2,154
Low-income housing interests	12,188	14,482
Collateral loans	7,598	8,913
Other	2,665	2,955

Total	$26,167	$42,985

Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Analysis Deferred Acquisition Costs

An analysis of deferred acquisition costs is as follows:

	2011	2010	2009
Balance at beginning of year	$2,869,546	$2,810,507	$2,753,395
Additions:
Deferred during period:
Commissions	283,961	291,562	303,791
Other expenses	157,864	149,351	161,409

Total deferred	441,825	440,913	465,200
Foreign exchange adjustment	0	5,055	10,663

Total additions	441,825	445,968	475,863

Deductions:
Amortized during period	(364,583)	(362,390)	(355,986)
Foreign exchange adjustment	(1,765)	0	0
Adjustment attributable to unrealized investment gains(1)	(28,291)	(24,539)	(62,765)

Total deductions	(394,639)	(386,929)	(418,751)

Balance at end of year	$2,916,732	$2,869,546	$2,810,507

(1)	Represents amounts pertaining to investments relating to universal life-type products.

Future Policy Benefit Reserves (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Liability For Future Policy Benefits, Interest Assumptions On Individual Life Insurance

A summary of the assumptions used in determining the liability for future policy benefits at December 31, 2011 is as follows:

Individual Life Insurance

Interest assumptions:

Years of Issue	Interest Rates	Percent of Liability
1917-2011	2.5% to 5.75%	11%
1985-2011	6.0%	29
1986-1992	7.0% graded to 6.0%	7
1954-2000	8.0% graded to 6.0%	11
1951-1985	8.5% graded to 6.0%	4
1984-2011	6.75%	4
2011-2011	5.75% graded to 6.75%	1
2000-2011	7.0%	19
1984-2011	Interest Sensitive	14

		100%

Schedule Of Liability For Future Policy Benefits, Interest Assumptions For Individual Health

Individual Health Insurance

Interest assumptions:

Years of Issue	Interest Rates	Percent of Liability
1955-2011	2.5% to 5.75%	2%
1993-2011	6.0%	60
1986-1992	7.0% graded to 6.0%	26
1955-2000	8.0% graded to 6.0%	6
1951-1986	8.5% graded to 6.0%	1
2008-2010	6.75%	1
2001-2007	7.0%	4

		100%

Liability for Unpaid Health Claims (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Liability For Unpaid Health Claims

Activity in the liability for unpaid health claims is summarized as follows:

	Year Ended December 31,
	2011	2010	2009
Balance at beginning of year	$100,598	$104,346	$119,855
Incurred related to:
Current year	628,137	661,740	674,710
Prior years	(10,644)	(19,424)	(19,487)

Total incurred	617,493	642,316	655,223
Paid related to:
Current year	538,910	577,875	583,127
Prior years	75,664	68,189	87,605

Total paid	614,574	646,064	670,732

Balance at end of year	$103,517	$100,598	$104,346

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Income Taxes

The components of income taxes were as follows:

	Year Ended December 31,
	2011	2010	2009
Income tax expense from continuing operations	$226,166	$246,475	$179,297
Income tax expense from discontinued operations	(467)	11,830	9,216
Shareholders’ equity:
Other comprehensive income (loss)	284,355	184,305	458,358
Tax basis compensation expense (from the exercise of stock options and vesting of restricted stock awards) in excess of amounts recognized for financial reporting purposes	(13,121)	(3,455)	(253)

	$496,933	$439,155	$646,618

Income Tax Expense From Continuing Operations

Income tax expense from continuing operations consists of:

	Year Ended December 31,
	2011	2010	2009
Current income tax expense	$169,500	$147,346	$147,917
Deferred income tax expense	56,666	99,129	31,380

	$226,166	$246,475	$179,297

Summary Of Effective Income Tax Rate

The effective income tax rate differed from the expected 35% rate as shown below:

	Year Ended December 31,
	2011	%	2010	%	2009	%
Expected income taxes	$253,324	35.0%	$262,700	35.0%	$190,250	35.0%

Increase (reduction) in income taxes resulting from:
Tax-exempt investment income	(3,468)	(.5)	(3,371)	(.5)	(3,483)	(.6)
Tax settlements	0	0	0	0	(3,101)	(.6)
Low income housing investments	(24,258)	(3.4)	(12,900)	(1.7)	(6,038)	(1.1)
Other	568	.1	46	0	1,669	.3

Income tax expense	$226,166	31.2%	$246,475	32.8%	$179,297	33.0%

Significant Portions Of Deferred Tax Assets And Deferred Tax Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2011	2010
Deferred tax assets:
Fixed maturity investments	$35,670	$50,126
Carryover of tax losses	7,429	12,293
Unrealized losses	0	2,023
Other assets	5,509	1,352

Total gross deferred tax assets	48,608	65,794

Deferred tax liabilities:
Unrealized gains	276,591	0
Employee and agent compensation	57,136	55,781
Deferred acquisition costs	712,974	689,684
Future policy benefits, unearned and advance premiums, and policy claims	355,825	338,771

Total gross deferred tax liabilities	1,402,526	1,084,236

Net deferred tax liability	$1,353,918	$1,018,442

Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding effects of accrued interest, net of Federal tax benefits) for the years 2009 through 2011 is as follows:

	2011	2010	2009
Balance at January 1,	$875	$3,960	$8,481
Increase based on tax positions taken in current period	0	245	73
Increase related to tax positions taken in prior periods	0	280	0
Decrease related to tax positions taken in prior periods	(875)	(3,610)	(4,594)
Decrease due to settlements	0	0	0

Balance at December 31,	$0	$875	$3,960

Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Total Cost Of Retirement Plans Charged To Operations

The total cost of these retirement plans charged to operations was as follows:

Year Ended December 31,	Defined Contribution Plans	Defined Benefit Pension Plans
2011	$3,552	$20,952
2010	3,617	18,948
2009	3,511	17,912

Pension Assets By Component At Fair Value

The following table presents the assets of Torchmark’s defined benefit pension plans for the years ended December 31, 2011 and 2010.

Pension Assets by Component at December 31, 2011

	Fair Value Determined by:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Amount	% to Total
Equity securities:
Consumer, Non-Cyclical	$14,866			$14,866	6%
Financial	24,255			24,255	9
Industrial	11,491			11,491	5
Technology	13,184			13,184	5
General merchandise stores	8,119			8,119	3
Other	7,544			7,544	3

Total equity securities	79,459			79,459	31

Corporate bonds	6,661	$153,098		159,759	62
Other bonds	-	348		348	0
Guaranteed annuity contract	-	12,745		12,745	5
Short-term investments	3,767	-		3,767	1
Other	1,989	-		1,989	1

Grand Total	$91,876	$166,191	$0	$258,067	100%

Pension Assets by Component at December 31, 2010
	Fair Value Determined by:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Amount	% to Total
Equity securities:
Consumer, Non-Cyclical	$14,932			$14,932	6%
Financial	29,692			29,692	13
Industrial	11,303			11,303	5
Technology	10,643			10,643	4
Other	1,339			1,339	1

Total equity securities	67,909			67,909	29

Corporate bonds	9,637	$122,946	$3,184	135,767	57
Other bonds	-	772		772	0
Guaranteed annuity contract	-	10,959		10,959	5
Short-term investments	19,484	-		19,484	8
Other	2,002	-		2,002	1

Grand Total	$99,032	$134,677	$3,184	$236,893	100%

Weighted Average Pension Plan Assumptions

The long-term rate of return is used to determine current year expense. Differences between assumptions and actual experience are included in actuarial gain or loss.

Weighted Average Pension Plan Assumptions

For Benefit Obligations at December 31:
	2011	2010
Discount Rate	5.09%	5.77%
Rate of Compensation Increase	4.04	4.00

For Periodic Benefit Cost for the Year:	2011	2010	2009
Discount Rate	5.77%	6.31%	6.31%
Expected Long-Term Returns	7.24	7.24	7.95
Rate of Compensation Increase	4.00	3.79	3.84

Analysis Of Impact On Other Comprehensive Income (Loss)

An analysis of the impact on other comprehensive income (loss) concerning pensions is as follows:

	2011	2010	2009
Balance at January 1	$(105,903)	$(93,674)	$(121,704)

Amortization of:
Prior service cost	2,080	2,098	2,060
Net actuarial (gain) loss	10,071	8,766	9,166
Transition obligation	(5)	(7)	(7)

Total amortization	12,146	10,857	11,219

Experience gain(loss)	(24,653)	(23,086)	16,811

Balance at December 31	$(118,410)	$(105,903)	$(93,674)

Portion Of Other Comprehensive Income Expected To Be Reflected In Pension Expense Next Year

The portion of other comprehensive income that is expected to be reflected in pension expense in 2012 is as follows:

Amortization of prior service cost	$2,063
Amortization of net loss (gain)	12,175
Amortization of transition obligation	0

Total	$14,238

Estimated Expected Pension Benefits To Be Paid Over The Next Ten Years	Those estimated benefits are as follows:

For the year(s)
2012	$13,921
2013	14,890
2014	15,755
2015	16,689
2016	17,692
2017-2020	105,596

Weighted Average Assumptions For Post-Retirement Benefit Plans Other Than Pensions

The table below presents the assumptions used to determine the liabilities and costs of Torchmark’s post-retirement benefit plans other than pensions.

Weighted Average Assumptions for Post-Retirement

Benefit Plans Other Than Pensions

For Benefit Obligations at December 31:
	2011	2010
Discount Rate	5.09%	5.77%
Rate of Compensation Increase	3.50	4.50

For Periodic Benefit Cost for the Year:
	2011	2010	2009
Discount Rate	5.77%	6.60%	6.60%
Rate of Compensation Increase	4.50	4.50	4.50

Defined Benefit Plan Benefit Obligations
Components Of Net Periodic Pension Cost

Net periodic pension cost for the defined benefit plans by expense component was as follows:

	Year Ended December 31,
	2011	2010	2009
Service cost—benefits earned during the period	$9,277	$8,174	$7,571
Interest cost on projected benefit obligation	16,106	15,392	14,490
Expected return on assets	(16,068)	(15,025)	(15,577)
Net amortization	11,637	10,407	11,428

Net periodic pension cost	$20,952	$18,948	$17,912

Other Postretirement Benefit Plan
Components Of Net Periodic Pension Cost

The components of net periodic postretirement benefit cost for plans other than pensions are as follows:

	Year Ended December 31,
	2011	2010	2009
Service cost	$919	$728	$641
Interest cost on benefit obligation	999	970	947
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Recognition of net actuarial (gain) loss	(815)	(583)	283

Net periodic postretirement benefit cost	$1,103	$1,115	$1,871

Pension Benefits [Member]
Reconciliation Of Benefit Obligation And Plan Assets

The following table presents a reconciliation from the beginning to the end of the year of the projected benefit obligation and plan assets. This table also presents the amounts previously recognized as a component of accumulated other comprehensive income.

	Pension Benefits For the year ended December 31,
	2011	2010
Changes in benefit obligation:
Obligation at beginning of year	$285,560	$242,159
Service cost	9,277	8,174
Interest cost	16,106	15,392
Actuarial loss (gain)	34,515	34,029
Benefits paid	(13,849)	(14,194)

Obligation at end of year	331,609	285,560

Changes in plan assets:
Fair value at beginning of year	236,893	211,877
Return on assets	26,439	26,576
Contributions	8,584	12,634
Benefits paid	(13,849)	(14,194)

Fair value at end of year	258,067	236,893

Funded status at year end	$(73,542)	$(48,667)

Schedule Of Amounts Recognized As Components Accumulated Other Comprehensive Income
Amounts recognized in accumulated other comprehensive income consist of:
Net loss (gain)	$111,964	$97,382
Prior service cost	6,446	8,526
Transition obligation	0	(5)

Net amounts recognized at year end	$118,410	$105,903

Other Benefit [Member]
Reconciliation Of Benefit Obligation And Plan Assets

The following table presents a reconciliation of the benefit obligation and plan assets from the beginning to the end of the year. As these plans are unfunded, funded status is equivalent to the accrued benefit liability.

	Benefits Other Than Pensions For the year ended December 31,
	2011	2010
Changes in benefit obligation:
Obligation at beginning of year	$16,889	$16,340
Service cost	919	728
Interest cost	999	970
Actuarial loss (gain)	638	(583)
Benefits paid	(437)	(566)

Obligation at end of year	19,008	16,889

Changes in plan assets:
Fair value at beginning of year	0	0
Return on assets	0	0
Contributions	437	566
Benefits paid	(437)	(566)

Fair value at end of year	0	0

Funded status at year end	$(19,008)	$(16,889)

Schedule Of Amounts Recognized As Components Accumulated Other Comprehensive Income
Amounts recognized in accumulated other comprehensive income:
Net loss*	$1,453	$0

Net amounts recognized at year end	$1,453	$0

*	The net loss for benefit plans other than pensions reduces other comprehensive income.

Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Noncash Transactions

The following table summarizes Torchmark’s noncash transactions, which are not reflected on the Consolidated Statements of Cash Flows:

	Year Ended December 31,
	2011	2010	2009
Stock-based compensation not involving cash	$14,954	$11,848	$9,860
Commitments for low-income housing interests	36,722	137,817	50,789
Capitalized investment income	5,321	6,517	7,345

Summary Of Amounts Paid	The following table summarizes certain amounts paid during the period:

	Year Ended December 31,
	2011	2010	2009
Interest paid	$75,653	$76,911	$71,288
Income taxes paid	188,510	195,172	87,376

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Selected Information About Debt Issues

Selected Information about Debt Issues

				As of December 31,
				2011				2010
Instrument	Annual Percentage Rate	Issue Date	Periodic Interest Payments Due	Outstanding Principle (Par Value)	Outstanding Principle (Book Value)	Outstanding Principle (Fair Value)		Outstanding Principle (Book Value)
Notes, due 5/15/23(1)(2)	7.875%	5/93	5/15 & 11/15	$165,612	$163,344	$195,654		$163,227
Notes, due 8/1/13(1)(2)	7.375%	7/93	2/1 & 8/1	94,050	93,823	100,302		93,700
Senior Notes, due 6/15/16(1)(8)	6.375%	6/06	6/15 & 12/15	250,000	247,875	275,910		247,477
Senior Notes, due 6/15/19(1)(8)	9.250%	6/09	6/15 & 12/15	292,647	289,661	375,276		289,397
Issue Expenses(3)				0	(4,132)	0		(4,158)

Subtotal long-term debt				802,309	790,571	947,142		789,643

Junior Subordinated
Debentures due 6/1/46(4)(5)	7.100%	6/06	quarterly(6)	123,711	123,711	122,208	(7)	123,711

Total funded debt				926,020	914,282	1,069,350		913,354

Commercial Paper(9)				225,000	224,842	224,842		198,875

				$1,151,020	$1,139,124	$1,294,192		$1,112,229

(1)	All securities other than the Junior Subordinated Debentures have equal priority with one another.
(2)	Not callable.
(3)	Unamortized issue expenses related to Trust Preferred Securities.
(4)	Junior Subordinated Debentures are classified as “Due to affiliates” and are junior to other securities in priority of payment.
(5)	Callable anytime
(6)	Quarterly payments on the first day of March, June, Sept., and Dec.
(7)	Fair value of Trust Preferred Securities.
(8)	Callable subject to “make-whole” premium.
(9)	Classified as short-term debt.

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Preferred And Common Share Activity

Share Data: A summary of preferred and common share activity is as follows:

	Preferred Stock		Common Stock*
	Issued	Treasury Stock	Issued	Treasury Stock
2009:
Balance at January 1, 2009	0	0	128,812,123	(1,750,651)
Grants of restricted stock				115,060
Issuance of common stock due to exercise of stock options				189,258
Treasury stock acquired				(3,104,700)
Retirement of treasury stock			(3,000,000)	3,000,000

Balance at December 31, 2009	0	0	125,812,123	(1,551,033)
2010:
Grants of restricted stock				121,923
Forfeitures of restricted stock				(10,621)
Issuance of common stock due to exercise of stock options				1,273,598
Treasury stock acquired				(6,781,364)
Retirement of treasury stock			(6,000,000)	6,000,000

Balance at December 31, 2010	0	0	119,812,123	(947,497)
2011:
Grants of restricted stock				173,553
Forfeitures of restricted stock				(7,153)
Issuance of common stock due to exercise of stock options				4,829,892
Treasury stock acquired				(23,281,453)
Retirement of treasury stock			(7,500,000)	7,500,000

Balance at December 31, 2011	0	0	112,312,123	(11,732,658)

*	Retroactively adjusted for stock split described in Note 1

Computation Of Basic And Diluted Earnings Per Share

A reconciliation of basic and diluted weighted-average shares outstanding used in the computation of basic and diluted earnings per share is as follows, retroactively adjusted for the three-for-two stock split:

	2011	2010	2009
Basic weighted average shares outstanding	108,278,113	122,009,228	124,550,384
Weighted average dilutive options outstanding	1,537,277	1,114,110	0

Diluted weighted average shares outstanding	109,815,390	123,123,338	124,550,384

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Analysis Of Shares Available For Grant

An analysis of shares available for grant is as follows:

	Available for Grant
	2011	2010	2009
Balance at January 1	255,263	1,724,540	3,205,209
Approval of Torchmark Corporation 2011 Incentive Plan*	7,950,000
Cancellation of available shares from prior plans	(229,333)	0	0
Expired and forfeited during year	0	26,269	37,500
Options granted during year	(1,338,013)	(1,358,175)	(1,393,275)
Restricted stock granted under the Torchmark Corporation 2011 Incentive Plan (counted as 3.1 options per grant)*	(519,558)
Restricted stock and restricted stock units granted during the year under previous plans	(19,017)	(137,371)	(124,894)

Balance at December 31	6,099,342	255,263	1,724,540

* Plan allows for grant of restricted stock such that each stock grant reduces 3.1 options available for grant

Summary Of Stock Compensation Activity

A summary of stock compensation activity for each of the years in the three years ended December 31, 2011 is presented below:

	2011	2010	2009
Stock-based compensation expense recognized*	$14,954	$11,848	$9,860
Tax benefit recognized	5,234	4,147	3,451
Weighted-average grant-date fair value of options granted	15.48	10.35	3.67
Intrinsic value of options exercised	40,991	12,102	1,088
Cash received from options exercised	162,613	37,863	4,430
Actual tax benefit received from exercises	14,347	4,236	381

* No stock-based compensation expense was capitalized in any period.

Analysis Of Option Activity

An analysis of option activity for each of the three years ended December 31, 2011 is as follows:

	2011		2010		2009
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding-beginning of year	15,185,729	$34.09	15,509,978	$34.04	14,581,461	$35.60
Granted	1,338,013	44.37	1,358,175	30.86	1,393,275	16.03
Exercised	(4,829,892)	33.67	(1,273,598)	29.73	(189,258)	23.41
Expired and forfeited	(73,425)	39.17	(408,826)	35.05	(275,500)	32.88
Adjustment due to 7/1/11 stock split	(32)	32.96	0	0.00	0	0.00

Outstanding-end of year	11,620,393	$35.42	15,185,729	$34.09	15,509,978	$34.04

Exercisable at end of year	8,265,818	$36.28	11,830,076	$36.10	12,384,363	$34.98

Summary Of Restricted Stock And Restricted Stock Units Granted

Executive grants vest over five years and director grants vest over six months.

	2011	2010	2009
Executives restricted stock:
Shares	167,250	112,500	113,250
Price per share	$44.39	$30.87	$15.67
Aggregate value	$7,424	$3,473	$1,774
Percent vested as of 12/31/11	0%	20%	40%

Directors restricted stock:
Shares	6,303	9,423	1,810
Price per share	$40.45	$30.85	$29.93
Aggregate value	$255	$291	$54
Percent vested as of 12/31/11	100%	100%	100%

Directors restricted stock units (including dividend equivalents):
Shares	13,063	15,443 *	9,831
Price per share	$40.49	$29.95	$29.76
Aggregate value	$529	$463	$293
Percent vested as of 12/31/11	100%	100%	100%

* 2,013 shares at $29.84 per share were later forfeited in 2010.

Analysis Of Unvested Restricted Stock

An analysis of unvested restricted stock is as follows:

	Executives Restricted Stock	Directors Restricted Stock	Total

2009:
Balance at January 1, 2009	117,450	0	117,450
Grants	113,250	1,810	115,060
Restriction lapses	(27,450)	(1,810)	(29,260)

Balance at December 31, 2009	203,250	0	203,250

2010:
Grants	112,500	9,423	121,923
Restriction lapses	(71,100)	(9,423)	(80,523)
Forfeitures	(7,500)	0	(7,500)

Balance at December 31, 2010	237,150	0	237,150

2011:
Grants	167,250	6,303	173,553
Restriction lapses	(72,600)	(6,303)	(78,903)
Forfeitures	(4,800)	0	(4,800)

Balance at December 31, 2011	327,000	0	327,000

Schedule Of Additional Information Of Stock-Based Compensation

Additional information about Torchmark’s stock-based compensation as of December 31, 2011 and 2010 is as follows:

	2011	2010
Outstanding options:
Weighted-average remaining contractual term (in years)	2.95	2.85
Aggregate intrinsic value	$94,270	$94,086

Exercisable options:
Weighted-average remaining contractual term (in years)	1.89	2.16
Aggregate intrinsic value	$59,097	$49,810

Unrecognized compensation*	$30,299	$17,077
Weighted average period of expected recognition (in years)*	1.68	1.33

*	Includes restricted stock

Schedule Of Additional Information On Unvested Options

Additional information concerning Torchmark’s unvested options is as follows at December 31:

	2011	2010
Number of shares outstanding	3,354,575	3,355,653
Weighted-average exercise price (per share)	$33.30	$27.01
Weighted-average remaining contractual term (in years)	5.55	5.28
Aggregate intrinsic value	$35,173	$44,276

Summary Of Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2011.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$15.67 - $15.67	1,086,231	4.13	$15.67	431,969	$15.67
22.03 - 30.40	1,244,673	1.85	28.49	1,226,486	28.50
30.87 - 36.33	1,401,238	4.86	31.11	71,188	35.51
36.51 - 36.51	1,859,229	0.34	36.51	1,859,229	36.51
36.70 - 37.20	1,005,845	1.05	37.00	994,084	37.00
37.49 - 40.45	1,134,413	2.97	37.69	1,125,948	37.68
41.79 - 41.79	1,270,873	3.13	41.79	1,270,873	41.79
42.47 - 43.06	1,130,041	1.99	42.78	1,130,041	42.78
44.39 - 45.45	1,487,850	6.32	44.50	156,000	45.45

$15.67 - $45.45	11,620,393	2.95	$35.42	8,265,818	$36.28

Business Segments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Segment Premium Revenue By Each Marketing Group

The tables below present segment premium revenue by each of Torchmark’s marketing groups.

Torchmark Corporation

Premium Income By Distribution Channel

	For the Year 2011
	Life		Health		Annuity		Total
Distribution Channel	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
United American Independent	$22,846	1	$306,490	33	$608	100	$329,944	12
Liberty National Exclusive	288,308	17	290,107	31			578,415	22
American Income Exclusive	607,914	35	80,119	9			688,033	26
Direct Response	593,650	35	57,067	6			650,717	25
Medicare Part D			196,710	21			196,710	7
Other	213,526	12					213,526	8

	$1,726,244	100	$930,493	100	$608	100	$2,657,345	100

	For the Year 2010
	Life		Health		Annuity		Total
Distribution Channel	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
United American Independent	$25,534	1	$314,524	32	$638	100	$340,696	13
Liberty National Exclusive	294,587	18	331,056	34			625,643	24
American Income Exclusive	560,649	34	79,059	8			639,708	24
Direct Response	566,604	34	54,328	5			620,932	23
Medicare Part D			208,970	21			208,970	8
Other	216,325	13					216,325	8

	$1,663,699	100	$987,937	100	$638	100	$2,652,274	100

	For the Year 2009
	Life		Health		Annuity		Total
Distribution Channel	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
United American Independent	$28,498	2	$326,442	32	$541	100	$355,481	14
Liberty National Exclusive	298,485	19	388,522	38			687,007	26
American Income Exclusive	507,899	32	75,097	7			582,996	22
Direct Response	536,878	33	46,555	5			583,433	22
Medicare Part D			183,586	18			183,586	7
Other	220,093	14					220,093	9

	$1,591,853	100	$1,020,202	100	$541	100	$2,612,596	100

Reconciliation Of Revenues And Operations By Segment To Its Major Income Statement Line Items

The following tables set forth a reconciliation of Torchmark’s revenues and operations by segment to its major income statement line items.

	For the Year 2011
	Life	Health	Annuity	Investment	Other	Corporate	Adjustments		Consolidated
Revenue:
Premium	$1,726,244	$930,493	$608				$(1,027	)(1)	$2,656,318
Net investment income				$707,041			(14,013	)(2,5)	693,028
Other income					$2,507		(356	)(4)	2,151

Total revenue	1,726,244	930,493	608	707,041	2,507		(15,396)		3,351,497
Expenses:
Policy benefits	1,118,909	632,847	42,547				(1,027	)(1)	1,793,276
Required interest on net reserves	(458,029)	(36,729)	(57,040)	551,798					0
Amortization of acquisition costs	452,054	81,228	12,688	(181,387)					364,583
Commissions, premium taxes, and non-deferred acquisition costs	152,347	64,157	68				(356	)(4)	216,216
Insurance administrative expense(3)					159,109		19,880	(6,7,8)	178,989
Parent expense						$7,693			7,693
Stock-based compensation expense						14,954			14,954
Interest expense				77,644			264	(2)	77,908

Total expenses	1,265,281	741,503	(1,737)	448,055	159,109	22,647	18,761		2,653,619

Sub total	460,963	188,990	2,345	258,986	(156,602)	(22,647)	(34,157)		697,878
Non operating items							19,880	(6,7,8)	19,880
Amortization of low-income housing interests							14,277	(5)	14,277

Measure of segment profitability (pretax)	$460,963	$188,990	$2,345	$258,986	$(156,602)	$(22,647)	$0		732,035

Deduct applicable income taxes									(238,335)

Segment profits after tax									493,700

Add back income taxes applicable to segment profitability									238,335
Add (deduct) realized investment gains (losses)									25,904
Deduct amortization of low-income housing(5)									(14,277)
Deduct state administrative settlement expense(6)									(6,901)
Deduct loss on sale of equipment(7)									(979)
Deduct litigation expense(8)									(12,000)

Pretax income per Consolidated Statement of Operations									$723,782

(1)	Medicare Part D items adjusted to GAAP from the segment analysis, which matches expected benefits with policy premium.
(2)	Reclassification of interest amount due to accounting rule requiring deconsolidation of Trust Preferred Securities.
(3)	Administrative expense is not allocated to insurance segments.
(4)	Elimination of intersegment commission.
(5)	Amortization of low-income housing interests.
(6)	State administrative settlement expense.
(7)	Loss on sale of equipment.
(8)	Litigation expense.

	For the Year 2010
	Life	Health	Annuity	Investment	Other	Corporate	Adjustments		Consolidated
Revenue:
Premium	$1,663,699	$987,937	$638				$(516	)(1)	$2,651,758
Net investment income				$685,253			(8,889	)(2,5)	676,364
Other income					$2,834		(664	)(4)	2,170

Total revenue	1,663,699	987,937	638	685,253	2,834		(10,069)		3,330,292
Expenses:
Policy benefits	1,082,423	669,707	41,430				(516	)(1)	1,793,044
Required interest on net reserves	(434,319)	(35,368)	(51,996)	521,683					0
Amortization of acquisition costs	443,541	86,067	9,722	(176,940)					362,390
Commissions, premium taxes, and non-deferred acquisition costs	141,792	68,565	134				(664	)(4)	209,827
Insurance administrative expense(3)					155,615				155,615
Parent expense						$8,809			8,809
Stock-based compensation expense						11,848			11,848
Interest expense				75,265			264	(2)	75,529

Total expenses	1,233,437	788,971	(710)	420,008	155,615	20,657	(916)		2,617,062

Subtotal	430,262	198,966	1,348	265,245	(152,781)	(20,657)	(9,153)		713,230
Amortization of low-income housing interests							9,153	(5)	9,153

Measure of segment profitability (pretax)	$430,262	$198,966	$1,348	$265,245	$(152,781)	$(20,657)	$0		722,383

Deduct applicable income taxes									(242,558)

Segment profits after tax									479,825

Add back income taxes applicable to segment profitability									242,558
Add (deduct) realized investment gains (losses)									37,340
Deduct amortization of low-income housing(5)									(9,153)

Pretax income per Consolidated Statement of Operations									$750,570

(1)	Medicare Part D items adjusted to GAAP from the segment analysis, which matches expected benefits with policy premium.
(2)	Reclassification of interest amount due to accounting rule requiring deconsolidation of Trust Preferred Securities.
(3)	Administrative expense is not allocated to insurance segments.
(4)	Elimination of intersegment commission.
(5)	Amortization of low-income housing interests, previously considered a reduction of consolidated pretax segment profitability.

	For the Year 2009
	Life	Health	Annuity	Investment	Other	Corporate	Adjustments		Consolidated
Revenue:
Premium	$1,591,853	$1,020,202	$541				$(2,491	)(1)	$2,610,105
Net investment income				$632,276			264	(2)	632,540
Other income					$2,914		(994	)(4)	1,920

Total revenue	1,591,853	1,020,202	541	632,276	2,914		(3,221)		3,244,565
Expenses:
Policy benefits	1,040,248	679,810	35,762				(2,491	)(1)	1,753,329
Required interest on net reserves	(410,917)	(34,243)	(41,840)	487,000					0
Amortization of acquisition costs	425,452	94,600	6,040	(170,106)					355,986
Commissions, premium taxes, and non-deferred acquisition costs	141,139	81,714	267				(994	)(4)	222,126
Insurance administrative expense(3)					150,325		355	(5)	150,680
Parent expense						$9,590			9,590
Stock-based compensation expense						9,860			9,860
Interest expense				69,668			264	(2)	69,932

Total expenses	1,195,922	821,881	229	386,562	150,325	19,450	(2,866)		2,571,503

Subtotal	395,931	198,321	312	245,714	(147,411)	(19,450)	(355)		673,062
Nonoperating items							355	(5)	355

Measure of segment profitability (pretax)	$395,931	$198,321	$312	$245,714	$(147,411)	$(19,450)	$0		673,417

Deduct applicable income taxes									(226,426)

Segment profits after tax									446,991

Add back income taxes applicable to segment profitability									226,426
Add (deduct) realized investment gains (losses) and impairments									(129,492)
Deduct loss on Company-occupied property(5)									(355)

Pretax income per Consolidated Statement of Operations									$543,570

(1)	Medicare Part D items adjusted to GAAP from the segment analysis, which matches expected benefits with policy premium.
(2)	Reclassification of interest amount due to accounting rule requiring deconsolidation of Trust Preferred Securities.
(3)	Administrative expense is not allocated to insurance segments.
(4)	Elimination of intersegment commission.
(5)	Loss on Company-occupied property.

Analysis of Profitability by Segment

The following table summarizes the measures of segment profitability as determined in the three preceding tables for comparison with prior periods. The table also reconciles segment profits to net income.

Analysis of Profitability by Segment

	2011	2010*	2009	2011 Change	%	2010 Change	%
Life insurance underwriting margin	$460,963	$430,262	$395,931	$30,701	7	$34,331	9
Health insurance underwriting margin	188,990	198,966	198,321	(9,976)	(5)	645	0
Annuity underwriting margin	2,345	1,348	312	997		1,036
Other insurance:
Other income	2,507	2,834	2,914	(327)	(12)	(80)	(3)
Administrative expense	(159,109)	(155,615)	(150,325)	(3,494)	2	(5,290)	4
Excess investment income	258,986	265,245	245,714	(6,259)	(2)	19,531	8
Corporate and adjustments	(22,647)	(20,657)	(19,450)	(1,990)	10	(1,207)	6

Pre-tax total	732,035	722,383	673,417	9,652	1	48,966	7
Applicable taxes	(238,335)	(242,558)	(226,426)	4,223	(2)	(16,132)	7

After-tax total, before discontinued operations	493,700	479,825	446,991	13,875	3	32,834	7
Discontinued operations (after tax)	0	27,932	26,810	(27,932)		1,122	4

Total	493,700	507,757	473,801	(14,057)	(3)	33,956	7
Realized gains (losses)—investments (after tax)	16,838	24,270	(85,345)	(7,432)		109,615
Realized gains (losses)—discontinued operations (after tax)	0	1,852	(7,909)	(1,852)		9,761
Loss on disposal of discontinued operations (after tax)	(455)	(35,013)	0	34,558		(35,013)
Tax settlements (after tax)	0	0	2,858	0		(2,858)
Cost of legal settlements (after tax)	(7,800)	0	0	(7,800)		0
State administrative settlement (after tax)	(4,486)	0	0	(4,486)		0
Loss on Company-occupied property (after tax)	0	0	(231)	0		231
Loss on sale of equipment (after tax)	(636)	0	0	(636)		0

Net income	$497,161	$498,866	$383,174	$(1,705)	0	$115,692	30

*	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.

Assets By Segment

The table below reconciles segment assets to total assets as reported in the consolidated financial statements.

Assets by Segment

	At December 31, 2011
	Life	Health	Annuity	Investment	Other	Consolidated
Cash and invested assets				$12,437,699		$12,437,699
Accrued investment income				192,325		192,325
Deferred acquisition costs	$2,566,748	$315,587	$34,397			2,916,732
Goodwill	309,609	87,282				396,891
Other assets					$644,625	644,625

Total assets	$2,876,357	$402,869	$34,397	$12,630,024	$644,625	$16,588,272

	At December 31, 2010
	Life	Health	Annuity	Investment	Other	Consolidated
Cash and invested assets				$11,563,656		$11,563,656
Accrued investment income				183,861		183,861
Deferred acquisition costs	$2,486,001	$328,771	$54,774			2,869,546
Goodwill	309,609	87,282				396,891
Other assets					$609,019	609,019

Total assets	$2,795,610	$416,053	$54,774	$11,747,517	$609,019	$15,622,973

Other Balances By Segment

Other Balances by Segment

	At December 31, 2011
	Life	Health	Annuity	Consolidated
Future policy benefits	$7,697,108	$589,441	$1,285,708	$9,572,257
Unearned and advance premium	16,965	52,574		69,539
Policy claims and other benefits payable	118,737	103,517		222,254

Total	$7,832,810	$745,532	$1,285,708	$9,864,050

	At December 31, 2010
	Life	Health	Annuity	Consolidated
Future policy benefits	$7,318,283	$570,775	$1,260,973	$9,150,031
Unearned and advance premium	17,343	56,822		74,165
Policy claims and other benefits payable	121,000	100,598		221,598

Total	$7,456,626	$728,195	$1,260,973	$9,445,794

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Percentages Of Investments By Major Components At Fair Value

Concentrations of Credit Risk:    Torchmark maintains a diversified investment portfolio with limited concentration in any given issuer. At December 31, 2011, the investment portfolio, at fair value, consisted of the following:

Investment-grade corporate securities	80%
Securities of state and municipal governments	11
Below-investment-grade securities	5
Policy loans, which are secured by the underlying insurance policy values	3
Other fixed maturities, equity securities, mortgages, real estate, other long-term investments, and short-term investments	1

100%

Schedule Of Industry Concentrations Held In The Corporate Portfolio Based On Fair Value

Corporate debt and equity investments are made in a wide range of industries. Below are the ten largest industry concentrations held in the corporate portfolio at December 31, 2011, based on fair value:

Insurance	18%
Electric utilities and services	17%
Banks	12%
Oil and gas extraction	6%
Pipelines	6%
Mining	4%
Transportation	3%
Chemicals	3%
Telecommunications	3%
Diversified financial services	2%

Selected Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Selected Quarterly Data

The following is a summary of quarterly results for the two years ended December 31, 2011. The information is unaudited but includes all adjustments (consisting of normal accruals) which management considers necessary for a fair presentation of the results of operations for these periods.

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,

2011:
Premium and policy charges	$679,901	$672,350	$650,525	$653,542
Net investment income	171,647	173,104	173,491	174,786
Realized investment gains(losses)	(22,723)	31,272	12,600	4,755
Total revenues	829,272	877,334	837,241	833,554
Policy benefits	464,127	454,694	438,774	435,681
Amortization of acquisition expenses	92,463	91,664	89,899	90,557
Pretax Income from continuing operations	147,517	209,052	190,123	177,090
Income from continuing operations	100,740	142,781	131,256	122,839
Income from discontinued operations	(599)	0	144	0
Net income	100,141	142,781	131,400	122,839
Basic net income per common share*
Continuing operations	.87	1.29	1.25	1.21
Discontinued operations	(0.01)	0.00	0.00	0.00
Total basic net income per share	.86	1.29	1.25	1.21
Diluted net income per common share*
Continuing operations	.85	1.27	1.25	1.20
Discontinued operations	(0.01)	0.00	0.00	0.00
Total diluted net income per share	.84	1.27	1.25	1.20

2010:
Premium and policy charges	$670,944	$669,569	$657,827	$653,418
Net investment income	167,111	170,612	172,337	166,304
Realized investment gains(losses)	7,261	(5,002)	8,045	27,036
Total revenues	845,678	835,895	838,888	847,171
Policy benefits	468,934	454,177	433,514	436,419
Amortization of acquisition expenses	94,688	89,261	90,904	87,537
Pretax income from continuing operations	167,961	175,003	200,122	207,484
Income from continuing operations	111,433	116,132	132,772	143,758
Income from discontinued operations	6,283	6,201	(23,566)	5,853
Net income	117,716	122,333	109,206	149,611
Basic net income per common share*
Continuing operations	0.90	0.94	1.09	1.20
Discontinued operations	0.05	0.05	(0.19)	0.05
Total basic net income per share	0.95	0.99	0.90	1.25
Diluted net income per common share*
Continuing operations	0.89	0.94	1.08	1.18
Discontinued operations	0.05	0.05	(0.19)	0.05
Total diluted net income per share	0.94	0.99	0.89	1.23

*	Basic and diluted net income per share by quarter may not add to per share income on a year-to-date basis due to share weighting and rounding.

Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Significant Accounting Policies [Line Items]
Net investment income	$ 0	$ 0	$ 0
Insurance policy charges	24,950,000	26,629,000	28,435,000
Proportion of future policy reserves which are not universal life type	81
Advertising costs charged to earnings and included in other operating expense	16,000,000	12,000,000	10,000,000
Capitalized advertising costs	1,000,000,000	972,000,000
Cumulative effect of retroactive adoption resulted in a decrease in shareholders' equity				309,000,000
Original cost of property and equipment	119,000,000	119,000,000
Accumulated depreciation	71,000,000	65,000,000
Depreciation expense	6,800,000	6,000,000	4,600,000
Carrying value of investment in low-income housing interests	293,000,000	283,000,000
Obligations under future commitments for low-income housing interests	109,000,000
Pretax state administrative issue expense	6,900,000
After tax state administrative issue expense	4,500,000
Estimated pretax litigation settlement expenses	12,000,000
Estimated after tax litigation settlement expense	7,800,000
Tax settlements			2,900,000
Stock split ratio	Three-for-two
Stock dividend percentage on company's outstanding common stock	50.00%
Payments to acquire fractional shares	123,000
Fractional shares acquired, shares	2,841
Other Assets [Member]
Significant Accounting Policies [Line Items]
Carrying value of investment in low-income housing interests	281,000,000	269,000,000
Other Invested Assets [Member]
Significant Accounting Policies [Line Items]
Carrying value of investment in low-income housing interests	$ 12,000,000	$ 14,000,000
Building and Building Improvements [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life, minimum	5
Property and equipment, estimated useful life, maximum	40
Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life, minimum	2
Property and equipment, estimated useful life, maximum	10

Summary of Impact on Previously Reported Financial Statement Balances Due to Adoption, Statements of Operation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization of deferred acquisition costs	$ 90,557		$ 89,899		$ 91,664		$ 92,463		$ 100,392		$ 104,045		$ 104,851		$ 109,602		$ 364,583		$ 362,390		$ 355,986
Commissions, premium taxes, and non-deferred acquisition expenses																	216,216	[1]	209,827	[1]	222,126	[1]
Income taxes																	226,166		246,475		179,297
Income from continuing operations	122,839		131,256		142,781		100,740		148,955		138,097		119,848		115,393		497,616		504,095		364,273
Net income	122,839		131,400		142,781		100,141		154,808		114,531		126,049		121,676		497,161		498,866	[2]	383,174
Basic net income per share:
Continuing operations	$ 1.21	[3]	$ 1.25	[3]	$ 1.29	[3]	$ 0.87	[3]	$ 1.24	[3]	$ 1.14	[3]	$ 0.97	[3]	$ 0.93	[3]	$ 4.6	[4]	$ 4.13	[4]	$ 2.93	[4]
Net income	$ 1.21	[3]	$ 1.25	[3]	$ 1.29	[3]	$ 0.86	[3]	$ 1.29	[3]	$ 0.95	[3]	$ 1.02	[3]	$ 0.98	[3]	$ 4.59	[4]	$ 4.09	[4]	$ 3.08	[4]
Diluted net income per share:
Continuing operations	$ 1.2	[3]	$ 1.25	[3]	$ 1.27	[3]	$ 0.85	[3]	$ 1.23	[3]	$ 1.13	[3]	$ 0.97	[3]	$ 0.92	[3]	$ 4.53	[4]	$ 4.09	[4]	$ 2.93	[4]
Net income	$ 1.2	[3]	$ 1.25	[3]	$ 1.27	[3]	$ 0.84	[3]	$ 1.28	[3]	$ 0.94	[3]	$ 1.02	[3]	$ 0.97	[3]	$ 4.53	[4]	$ 4.05	[4]	$ 3.08	[4]
Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization of deferred acquisition costs																	424,781		418,890		415,986
Commissions, premium taxes, and non-deferred acquisition expenses																	124,134	[1]	125,330	[1]	128,620	[1]
Income taxes																	237,326		256,274		191,024
Income from continuing operations																	518,340		522,293		386,052
Net income																	$ 517,885		$ 517,064		$ 404,953
Basic net income per share:
Continuing operations																	$ 4.79		$ 4.28		$ 3.1
Net income																	$ 4.78		$ 4.24		$ 3.25
Diluted net income per share:
Continuing operations																	$ 4.72		$ 4.24		$ 3.1
Net income																	$ 4.72		$ 4.2		$ 3.25

[1]	Adoption resulted in the addition of non-deferred acquisition expenses of $92 million, $84 million, and $94 million in 2011, 2010, and 2009, respectively.
[2]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.
[3]	Basic and diluted net income per share by quarter may not add to per share income on a year-to-date basis due to share weighting and rounding.
[4]	Per share amounts have been retroactively adjusted for stock split described in Note 1.

Summary of Impact on Previously Reported Financial Statement Balances Due to Adoption, Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs	$ 2,916,732		$ 2,869,546
Current and deferred income taxes payable	1,319,853		1,021,556
Accumulated other comprehensive income	549,916		23,092
Retained earnings	3,264,711	[1]	3,124,436	[1]
Shareholders' equity	3,859,631		3,667,329		3,068,043	1,913,838
Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs	3,484,851		3,406,335
Current and deferred income taxes payable	1,518,695		1,209,433
Accumulated other comprehensive income	549,423		22,958
Retained earnings	3,634,481		3,473,482
Shareholders' equity	$ 4,228,908		$ 4,016,241

[1]	Amounts have been retroactively adjusted for stock split described in Note 1.

Summary of Impact on Previously Reported Financial Statement Balances Due to Adoption, Statements of Operation (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Nondeferred acquisition expense	$ 92	$ 84	$ 94

Significant Accounting Policies (Summary Of Assumptions For Options Granted) (Detail)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Significant Accounting Policies [Abstract]
Volatility factor	42.30%	40.30%	29.60%
Dividend yield	1.00%	1.30%	2.40%
Expected term (in years)	4.66	4.74	4.72
Risk-free rate	2.00%	2.50%	2.60%

Statutory Accounting (Consolidated Net Income And Shareholders' Equity (Capital And Surplus) On A Statutory Basis For The Insurance Subsidiaries) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Accounting [Abstract]
Life insurance subsidiaries, Net Income	$ 424,738	$ 499,440	$ 274,734
Life insurance subsidiaries, Shareholders' Equity	$ 1,273,117	$ 1,607,811

Discontinued Operations (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of wholly owned subsidiary	$ 21,000,000	$ 343,000,000
Pretax loss		(38,000,000)
After tax loss	$ (455,000)	$ (35,013,000)	[1]	$ 0

[1]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.

Discontinued Operations (Schedule Of An Analysis Of Income From Discontinued Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Premium income	$ 653,542	$ 650,525	$ 672,350	$ 679,901	$ 653,418	$ 657,827	$ 669,569	$ 670,944	$ 2,656,318	$ 2,651,758		$ 2,610,105
Investment income	174,786	173,491	173,104	171,647	166,304	172,337	170,612	167,111	693,028	676,364		632,540
Realized investment gains (losses)	4,755	12,600	31,272	(22,723)	27,036	8,045	(5,002)	7,261	25,924	42,190		13,879
Other income									2,151	2,170		1,920
Total revenue										117,565	[1]	119,491	[1]
Policyholder benefits	435,681	438,774	454,694	464,127	436,419	433,514	454,177	468,934	1,793,276	1,793,044		1,753,329
Amortization of deferred policy acquisition costs	90,557	89,899	91,664	92,463	100,392	104,045	104,851	109,602	364,583	362,390		355,986
Other expense									201,636	176,272		170,130
Total benefits and expenses									2,653,619	2,617,062		2,571,503
Income from discontinued operations									0	29,784		18,901
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Premium income										73,675		77,094
Investment income										43,787		42,375
Realized investment gains (losses)										2,850		(12,167)
Other income										103		22
Total revenue										120,415	[1]	107,324	[1]
Policyholder benefits										56,374		59,470
Amortization of deferred policy acquisition costs										14,599		13,267
Other expense										4,960		6,470
Total benefits and expenses										75,933		79,207
Pre tax income from discontinued operations										44,482		28,117
Income tax										(14,698)		(9,216)
Income from discontinued operations										$ 29,784		$ 18,901

[1]	Segment revenues differ from discontinued revenues by the amount of realized investment gains/losses, which Torchmark excludes from its consideration of ongoing operations.

Discontinued Operations (Schedule Of Revenues And Profitability Indicated By The Segment) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, Total	$ 117,565	[1]	$ 119,491	[1]
Segment profitability (loss), Total	41,632		40,284
Life Insurance [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, Total	65,726		67,917
Segment profitability (loss), Total	22,692		19,477
Annuity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, Total	7,949		9,177
Segment profitability (loss), Total	(931)		3,084
Investment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, Total	43,787		42,375
Segment profitability (loss), Total	22,490		21,660
Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, Total	103		22
Segment profitability (loss), Total	$ (2,619)		$ (3,937)

[1]	Segment revenues differ from discontinued revenues by the amount of realized investment gains/losses, which Torchmark excludes from its consideration of ongoing operations.

Investments (Summary Of Fixed Maturities And Equity Securities Available For Sale By Component) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	$ 10,924,244		$ 10,435,497
Fixed Maturities: Fair Value	11,888,205		10,543,034
Equity Securities: Cost or Amortized Cost	14,875		14,875
Equity Securities: Fair Value	17,056		17,154
Cost or Amortized Cost	10,939,119		10,450,372
Total Gross Unrealized Gains	1,205,376		477,617
Total Gross Unrealized Losses	(239,234)		(367,801)
Total Fair Value	11,905,261		10,560,188
Amount per The Balance Sheet	11,905,261		10,560,188
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	65,283		78,387
Fixed Maturities: Gross Unrealized Gains	1,756		1,347
Fixed Maturities: Gross Unrealized Losses	(4)		(1,060)
Fixed Maturities: Fair Value	67,035		78,674
Fixed maturities: Amount per the Balance Sheet	67,035		78,674
% of Total Fixed Maturities	1.00%	[1]	1.00%
States, Municipalities, And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	1,213,082		1,212,185
Fixed Maturities: Gross Unrealized Gains	118,636		10,752
Fixed Maturities: Gross Unrealized Losses	(1,896)		(41,811)
Fixed Maturities: Fair Value	1,329,822		1,181,126
Fixed maturities: Amount per the Balance Sheet	1,329,822		1,181,126
% of Total Fixed Maturities	11.00%	[1]	11.00%
Foreign Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	21,832		22,352
Fixed Maturities: Gross Unrealized Gains	1,327		679
Fixed Maturities: Gross Unrealized Losses	0		0
Fixed Maturities: Fair Value	23,159		23,031
Fixed maturities: Amount per the Balance Sheet	23,159		23,031
% of Total Fixed Maturities	0.00%	[1]	0.00%
Corporates [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	8,357,809		7,707,938
Fixed Maturities: Gross Unrealized Gains	1,051,019		423,076
Fixed Maturities: Gross Unrealized Losses	(137,908)		(210,149)
Fixed Maturities: Fair Value	9,270,920		7,920,865
Fixed maturities: Amount per the Balance Sheet	9,270,920		7,920,865
% of Total Fixed Maturities	78.00%	[1]	75.00%
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	60,437		56,525
Fixed Maturities: Gross Unrealized Gains	0		0
Fixed Maturities: Gross Unrealized Losses	(30,117)		(34,069)
Fixed Maturities: Fair Value	30,320		22,456
Fixed maturities: Amount per the Balance Sheet	30,320		22,456
% of Total Fixed Maturities	0.00%	[1]	0.00%
Other Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	42,862		46,406
Fixed Maturities: Gross Unrealized Gains	3,210		3,010
Fixed Maturities: Gross Unrealized Losses	(1,392)		(678)
Fixed Maturities: Fair Value	44,680		48,738
Fixed maturities: Amount per the Balance Sheet	44,680		48,738
% of Total Fixed Maturities	0.00%	[1]	1.00%
Redeemable Preferred Stocks [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	1,162,939		1,311,704
Fixed Maturities: Gross Unrealized Gains	27,184		36,405
Fixed Maturities: Gross Unrealized Losses	(67,854)		(79,965)
Fixed Maturities: Fair Value	1,122,269		1,268,144
Fixed maturities: Amount per the Balance Sheet	1,122,269		1,268,144
% of Total Fixed Maturities	10.00%	[1]	12.00%
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	10,924,244		10,435,497
Fixed Maturities: Gross Unrealized Gains	1,203,132		475,269
Fixed Maturities: Gross Unrealized Losses	(239,171)		(367,732)
Fixed Maturities: Fair Value	11,888,205		10,543,034
Fixed maturities: Amount per the Balance Sheet	11,888,205		10,543,034
% of Total Fixed Maturities	100.00%	[1]	100.00%
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Securities: Cost or Amortized Cost	14,875		14,875
Equity Securities: Gross Unrealized Gains	2,244		2,348
Equity Securities: Gross Unrealized Losses	(63)		(69)
Equity Securities: Fair Value	17,056		17,154
Equity securities: Amount per the Balance Sheet	$ 17,056		$ 17,154

[1]	At fair value

Investments (Schedule Of Fixed Maturities By Contractual Maturity) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Fixed maturities available for sale, Amortized Cost - Due in one year or less	$ 64,222
Fixed maturities available for sale, Amortized Cost - Due from one to five years	527,836
Fixed maturities available for sale, Amortized Cost - Due from five to ten years	669,994
Fixed maturities available for sale, Amortized Cost - Due from ten to twenty years	2,439,335
Fixed maturities available for sale, Amortized Cost - Due after twenty years	7,114,402
Mortgage-backed and asset-backed securities, Amortized Cost	108,455
Total fixed maturities available for sale, Amortized Cost	10,924,244	10,435,497
Fixed maturities available for sale, Fair Value - Due in one year or less	64,895
Fixed maturities available for sale, Fair Value - Due from one to five years	564,584
Fixed maturities available for sale, Fair Value - Due from five to ten years	728,784
Fixed maturities available for sale, Fair Value - Due from ten to twenty years	2,649,607
Fixed maturities available for sale, Fair Value - Due after twenty years	7,799,590
Mortgage-backed and asset-backed securities, Fair Value	80,745
Total fixed maturities available for sale, Fair Value	$ 11,888,205	$ 10,543,034

Investments (Schedule Of Analysis Of Investment Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment [Line Items]
Fixed maturities									$ 683,101	$ 662,202	$ 609,566
Equity securities									1,558	1,183	1,287
Policy loans									29,293	27,248	25,394
Other long-term investments									2,439	3,064	6,482
Short-term investments									165	762	1,296
Investment income, gross									716,556	694,459	644,025
Less investment expense									(23,528)	(18,095)	(11,485)
Net investment income	174,786	173,491	173,104	171,647	166,304	172,337	170,612	167,111	693,028	676,364	632,540
Realized investment gains (losses)	4,755	12,600	31,272	(22,723)	27,036	8,045	(5,002)	7,261	25,924	42,190	13,879
Applicable tax									(9,066)	(13,070)	44,147
Realized gains (losses) from investments, net of tax									16,838	24,270	(85,345)
Unrealized Gain (Loss) on Investments									856,326	563,353	1,243,158
Loss On Redemption Of Debt [Member]
Investment [Line Items]
Realized investment gains (losses)									0	(1,646)	(1)
Other [Member]
Investment [Line Items]
Realized investment gains (losses)									(1,866)	813	(1,101)
Available-for-sale Securities [Member]
Investment [Line Items]
Realized investment gains (losses)									25,904	37,340	(129,492)
Fixed Maturities [Member]
Investment [Line Items]
Unrealized Gain (Loss) on Investments									856,424	562,921	1,240,781
Fixed Maturities [Member] | Sales And Other [Member]
Investment [Line Items]
Realized investment gains (losses)									27,790	43,022	15,638
Fixed Maturities [Member] | Writedowns [Member]
Investment [Line Items]
Realized investment gains (losses)									(20)	(4,850)	(143,166)
Equity Securities [Member]
Investment [Line Items]
Realized investment gains (losses)									0	1	(862)
Unrealized Gain (Loss) on Investments									$ (98)	$ 432	$ 2,377

Investments (Summary Of Information About Securities Sold) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investment [Line Items]
Proceeds from sales			$ 326,000,000		$ 900,000,000
Proceeds from unsettled trades	12,300,000
Equity Securities [Member]
Investment [Line Items]
Proceeds from sales	0		1,000		1,138,000
Gross realized gains	0		1,000		0
Gross realized losses	0		0		(862,000)
Fixed Maturities [Member]
Investment [Line Items]
Proceeds from sales	236,662,000	[1]	314,904,000	[2]	830,892,000	[2]
Gross realized gains	28,249,000		29,821,000		69,249,000
Gross realized losses	$ (24,323,000)		$ (13,361,000)		$ (56,499,000)

[1]	Includes $12.3 million of unsettled trades
[2]	Proceeds from sales including discontined assets were $326 million in 2010 and $900 million in 2009.

Investments (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment [Line Items]
Level 3 Proportion to Fixed Maturities and Equity Securities	0.40%	1.00%
Percentage of third party pricing services	99.00%
Written down securities carried at fair value	$ 22,600,000
Balances related to bifurcated credit loss positions included in other comprehensive income	22,000,000	22,000,000	22,000,000
Unrealized gain (loss) on investments	964,000,000	108,000,000	455,000,000
Total issues of fixed maturities and equities	1,373	1,430
Estimated fair value of mortgage loans	600,000	14,300,000
Accumulated depreciation on investment real estate	1,800,000	1,800,000
Non-income producing fixed maturities at book value	125,000
Non-income producing fixed maturities at fair value	130,000
Non-income producing investment real estate	3,000,000
Financial Sector [Member]
Investment [Line Items]
Unrealized gain (loss) on investments	14,000,000	115,000,000
Other Sectors [Member]
Investment [Line Items]
Unrealized gain (loss) on investments	$ 950,000,000	$ 223,000,000

Investments (Assets Measured At Fair Value On A Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	$ 11,888,205	$ 10,543,034
Equity Securities: Fair Value	17,056	17,154
Total fixed maturities and equity securities	11,905,261	10,560,188
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities and equity securities	262,051	302,020
Percent of total	2.20%	2.90%
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities and equity securities	11,593,808	10,153,327
Percent of total	97.40%	96.10%
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities and equity securities	49,402	104,841
Percent of total	0.40%	1.00%
Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities and equity securities	11,905,261	10,560,188
Percent of total	100.00%	100.00%
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	67,035	78,674
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	67,035	78,674
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	67,035	78,674
States, Municipalities, And Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	1,329,822	1,181,126
States, Municipalities, And Political Subdivisions [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
States, Municipalities, And Political Subdivisions [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	1,329,822	1,181,126
States, Municipalities, And Political Subdivisions [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
States, Municipalities, And Political Subdivisions [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	1,329,822	1,181,126
Foreign Governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	23,159	23,031
Foreign Governments [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
Foreign Governments [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	23,159	23,031
Foreign Governments [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
Foreign Governments [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	23,159	23,031
Corporates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	9,270,920	7,920,865
Corporates [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	28,092	15,347
Corporates [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	9,231,578	7,831,845
Corporates [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	11,250	73,673
Corporates [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	9,270,920	7,920,865
Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	30,320	22,456
Collateralized Debt Obligations [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
Collateralized Debt Obligations [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
Collateralized Debt Obligations [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	30,320	22,456
Collateralized Debt Obligations [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	30,320	22,456
Other Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	44,680	48,738
Other Asset-Backed Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
Other Asset-Backed Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	37,558	40,696
Other Asset-Backed Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	7,122	8,042
Other Asset-Backed Securities [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	44,680	48,738
Redeemable Preferred Stocks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	1,122,269	1,268,144
Redeemable Preferred Stocks [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	217,613	270,189
Redeemable Preferred Stocks [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	904,656	997,955
Redeemable Preferred Stocks [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
Redeemable Preferred Stocks [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	1,122,269	1,268,144
Fixed Maturities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	11,888,205	10,543,034
Fixed Maturities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	245,705	285,536
Fixed Maturities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	11,593,808	10,153,327
Fixed Maturities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	48,692	104,171
Fixed Maturities [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	11,888,205	10,543,034
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities: Fair Value	17,056	17,154
Equity Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities: Fair Value	16,346	16,484
Equity Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities: Fair Value	0	0
Equity Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities: Fair Value	710	670
Equity Securities [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities: Fair Value	$ 17,056	$ 17,154

Investments (Schedule Of Changes In Assets Measured At Fair Value On A Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investment [Line Items]
Balance at January 1	$ 104,841		$ 103,618		$ 203,362
Included in realized gains/losses	(12,542)		500		(85,960)
Included in other comprehensive income	17,856		16,877		79,675
Sales	(13,875)		(8,193)		(6,708)
Amortization	3,566		4,674		3,192
Other	1,442	[1]	1,353	[1]	5,885	[1]
Transfers in to Level 3					53,430
Transfers out of Level 3	(51,886)		(13,988)		(149,258)
Balance at December 31	49,402		104,841		103,618
Asset-backed Securities [Member]
Investment [Line Items]
Balance at January 1	8,042		7,981		23,077
Included in realized gains/losses	0		0		0
Included in other comprehensive income	(714)		255		1,717
Sales	0		0		0
Amortization	(206)		(194)		(183)
Other	0	[1]	0	[1]	0	[1]
Transfers in to Level 3					0
Transfers out of Level 3	0		0		(16,630)
Balance at December 31	7,122		8,042		7,981
Collateralized Debt Obligations [Member]
Investment [Line Items]
Balance at January 1	22,456		18,037		14,158
Included in realized gains/losses	0		(1,712)		(83,458)
Included in other comprehensive income	3,952		2,445		80,674
Sales	0		0		125
Amortization	2,470		2,333		1,014
Other	1,442	[1]	1,353	[1]	5,524	[1]
Transfers in to Level 3					0
Transfers out of Level 3	0		0		0
Balance at December 31	30,320		22,456		18,037
Corporates [Member]
Investment [Line Items]
Balance at January 1	73,673	[2]	71,764	[2]	164,881	[2]
Included in realized gains/losses	(12,542)	[2]	1,504	[2]	(2,502)	[2]
Included in other comprehensive income	14,578	[2]	14,711	[2]	(2,728)	[2]
Sales	(13,875)	[2]	(5,862)	[2]	(6,833)	[2]
Amortization	1,302	[2]	2,536	[2]	2,366	[2]
Other	0	[1],[2]	0	[1],[2]	213	[1],[2]
Transfers in to Level 3					48,995	[2]
Transfers out of Level 3	(51,886)	[2]	(10,980)	[2]	(132,628)	[2]
Balance at December 31	11,250	[2]	73,673	[2]	71,764	[2]
Other [Member]
Investment [Line Items]
Balance at January 1	670		5,836		1,246
Included in realized gains/losses	0		708		0
Included in other comprehensive income	40		(534)		12
Sales	0		(2,331)		0
Amortization	0		(1)		(5)
Other	0	[1]	0	[1]	148	[1]
Transfers in to Level 3					4,435
Transfers out of Level 3	0		(3,008)		0
Balance at December 31	$ 710		$ 670		$ 5,836

[1]	Includes capitalized interest and foreign exchange adjustments.
[2]	Includes redeemable preferred stocks

Investments (Transfers In And Out Of Each Of The Valuation Levels Of Fair Values) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Level 1 [Member]
Transfers In And Out Of Each Of The Valuation Levels Of Fair Values Of Investments[Line Items]
Transfers In	$ 0	$ 54	$ 0
Transfers Out	0	(4,848)	0
Transfers Net	0	(4,794)	0
Level 2 [Member]
Transfers In And Out Of Each Of The Valuation Levels Of Fair Values Of Investments[Line Items]
Transfers In	51,886	18,836	149,258
Transfers Out	0	(54)	(53,430)
Transfers Net	51,886	18,782	95,828
Level 3 [Member]
Transfers In And Out Of Each Of The Valuation Levels Of Fair Values Of Investments[Line Items]
Transfers In	0	0	53,430
Transfers Out	(51,886)	(13,988)	(149,258)
Transfers Net	$ (51,886)	$ (13,988)	$ (95,828)

Investments (Writedowns For Other-Than-Temporary Impairments) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Total pre-tax, Net Income	$ 20	$ 4,850	$ 143,166
After tax, Net Income	13	3,152	94,234
Total pre-tax, Other Comprehensive Income	0	0	20,766
After tax, Other Comprehensive Income	0	0	13,498
Collateralized Debt Obligations [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Writedowns for other-than-temporary impairments, Net Income	0	1,712	83,457
Writedowns for other-than-temporary impairments, other comprehensive income	0	0	20,766
Corporate Bonds [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Writedowns for other-than-temporary impairments, Net Income	20	3,138	59,709
Writedowns for other-than-temporary impairments, other comprehensive income	$ 0	$ 0	$ 0

Investments (Schedule Of Unrealized Investment Losses By Class Of Investment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	$ 791,379	$ 2,226,987
Unrealized Loss Less Than Twelve Months	(52,565)	(70,464)
Fair Value Twelve Months or Longer	1,034,873	1,606,268
Unrealized Loss Twelve Months or Longer	(186,669)	(297,337)
Fair Value Total	1,826,252	3,833,255
Unrealized Loss Total	(239,234)	(367,801)
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	279	56,905
Unrealized Loss Less Than Twelve Months	(3)	(1,060)
Fair Value Twelve Months or Longer	34	0
Unrealized Loss Twelve Months or Longer	(1)	0
Fair Value Total	313	56,905
Unrealized Loss Total	(4)	(1,060)
States, Municipalities, And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	0	685,754
Unrealized Loss Less Than Twelve Months	0	(26,734)
Fair Value Twelve Months or Longer	17,609	66,591
Unrealized Loss Twelve Months or Longer	(1,896)	(15,077)
Fair Value Total	17,609	752,345
Unrealized Loss Total	(1,896)	(41,811)
Foreign Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	0	0
Unrealized Loss Less Than Twelve Months	0	0
Fair Value Twelve Months or Longer	0	0
Unrealized Loss Twelve Months or Longer	0	0
Fair Value Total	0	0
Unrealized Loss Total	0	0
Corporates [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	585,265	1,284,966
Unrealized Loss Less Than Twelve Months	(38,249)	(39,331)
Fair Value Twelve Months or Longer	612,338	862,820
Unrealized Loss Twelve Months or Longer	(99,659)	(170,818)
Fair Value Total	1,197,603	2,147,786
Unrealized Loss Total	(137,908)	(210,149)
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	0	0
Unrealized Loss Less Than Twelve Months	0	0
Fair Value Twelve Months or Longer	30,320	22,331
Unrealized Loss Twelve Months or Longer	(30,117)	(34,069)
Fair Value Total	30,320	22,331
Unrealized Loss Total	(30,117)	(34,069)
Other Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	0	0
Unrealized Loss Less Than Twelve Months	0	0
Fair Value Twelve Months or Longer	7,122	8,042
Unrealized Loss Twelve Months or Longer	(1,392)	(678)
Fair Value Total	7,122	8,042
Unrealized Loss Total	(1,392)	(678)
Redeemable Preferred Stocks [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	205,449	199,362
Unrealized Loss Less Than Twelve Months	(14,250)	(3,339)
Fair Value Twelve Months or Longer	367,450	646,454
Unrealized Loss Twelve Months or Longer	(53,604)	(76,626)
Fair Value Total	572,899	845,816
Unrealized Loss Total	(67,854)	(79,965)
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	790,993	2,226,987
Unrealized Loss Less Than Twelve Months	(52,502)	(70,464)
Fair Value Twelve Months or Longer	1,034,873	1,606,238
Unrealized Loss Twelve Months or Longer	(186,669)	(297,268)
Fair Value Total	1,825,866	3,833,225
Unrealized Loss Total	(239,171)	(367,732)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	386	0
Unrealized Loss Less Than Twelve Months	(63)	0
Fair Value Twelve Months or Longer	0	30
Unrealized Loss Twelve Months or Longer	0	(69)
Fair Value Total	386	30
Unrealized Loss Total	$ (63)	$ (69)

Investments (Summary Of Additional Information About Investments In Unrealized Loss Position) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Number of issues (Cusip numbers) held, Less than Twelve Months	117	234
Number of issues (Cusip numbers) held, Twelve Months or Longer	93	133
Number of issues (Cusip numbers) held, Total	210	367

Investments (Schedule Of Other Long-Term Investments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment [Line Items]
Other long-term investments	$ 26,167	$ 42,985
Mortgage Loans, At Cost [Member]
Investment [Line Items]
Other long-term investments	551	14,481
Investment Real Estate, At Depreciated Cost [Member]
Investment [Line Items]
Other long-term investments	3,165	2,154
Low-Income Housing Interests [Member]
Investment [Line Items]
Other long-term investments	12,188	14,482
Collateral Loans [Member]
Investment [Line Items]
Other long-term investments	7,598	8,913
Other [Member]
Investment [Line Items]
Other long-term investments	$ 2,665	$ 2,955

Deferred Acquisition Costs (Schedule Of Analysis Deferred Acquisition Costs) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Deferred Acquisition Costs [Abstract]
Deferred Acquisition Costs, Balance at beginning of year				$ 2,869,546				$ 2,810,507	$ 2,869,546		$ 2,810,507		$ 2,753,395
Deferred Acquisition Costs, Commissions									283,961		291,562		303,791
Deferred Acquisition Costs, Other Expenses									157,864		149,351		161,409
Deferral Acquisition Costs, Total deferred costs									441,825		440,913		465,200
Deferred Policy Acquisition Cost Foreign Exchange Adjustment Additions									0		5,055		10,663
Deferred Acquisition Costs, Total additions									441,825		445,968		475,863
Amortization of deferred acquisition costs	(90,557)	(89,899)	(91,664)	(92,463)	(100,392)	(104,045)	(104,851)	(109,602)	(364,583)		(362,390)		(355,986)
Deferred Acquisition Costs, Foreign exchange adjustment									(1,765)		0		0
Deferred Acquisition Costs, Adjustments attributable to unrealized investment gains									(28,291)	[1]	(24,539)	[1]	(62,765)	[1]
Deferred Acquisition Costs, Total deductions									(394,639)		(386,929)		(418,751)
Deferred Acquisition Costs, Balance at end of year	$ 2,916,732				$ 2,869,546				$ 2,916,732		$ 2,869,546		$ 2,810,507

[1]	Represents amounts pertaining to investments relating to universal life-type products.

Future Policy Benefit Reserves (Schedule Of Liability For Future Policy Benefits, Interest Assumptions On Individual Life Insurance) (Detail) (Life Insurance [Member])	Dec. 31, 2011
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	100.00%
2.5% to 5.75% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	11.00%
6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	29.00%
7.0% Graded To 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	7.00%
8.0% Graded To 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	11.00%
8.5% Graded To 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	4.00%
6.75% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	4.00%
5.75% Graded To 6.75% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	1.00%
7.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	19.00%
Interest Sensitive [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	14.00%

Future Policy Benefit Reserves (Schedule Of Liability For Future Policy Benefits, Interest Assumptions On Individual Health Insurance) (Detail)	12 Months Ended
Dec. 31, 2011
Liability for Future Policy Benefit [Line Items]
Average interest rate of liability for future life and health insurance benefits	5.90%
Health Insurance [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	100.00%
Health Insurance [Member] | 2.5% to 5.75% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	2.00%
Health Insurance [Member] | 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	60.00%
Health Insurance [Member] | 7.0% Graded To 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	26.00%
Health Insurance [Member] | 8.0% Graded To 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	6.00%
Health Insurance [Member] | 8.5% Graded To 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	1.00%
Health Insurance [Member] | 6.75% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	1.00%
Health Insurance [Member] | 7.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	4.00%

Liability For Unpaid Health Claims (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liability For Unpaid Health Claims [Abstract]
Balance at beginning of year	$ 100,598	$ 104,346	$ 119,855
Incurred related to Current year	628,137	661,740	674,710
Incurred related to Prior years	(10,644)	(19,424)	(19,487)
Total incurred	617,493	642,316	655,223
Paid related to Current year	538,910	577,875	583,127
Paid related to Prior years	75,664	68,189	87,605
Total paid	614,574	646,064	670,732
Balance at end of year	$ 103,517	$ 100,598	$ 104,346

Income Taxes (Components Of Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components Of Income Tax Expense Benefit [Line Items]
Income tax expense from continuing operations	$ 226,166	$ 246,475	$ 179,297
Income tax expense from discontinued operations	(467)	11,830	9,216
Other comprehensive income (loss)	284,355	184,305	458,358
Tax basis compensation expense (from the exercise of stock options and vesting of restricted stock awards) in excess of amounts recognized for financial reporting purposes	(13,121)	(3,455)	(253)
Income tax expense, Total	$ 496,933	$ 439,155	$ 646,618

Income Taxes (Income Tax Expense From Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Provision of Income Taxes [Line Items]
Current income tax expense	$ 169,500	$ 147,346	$ 147,917
Deferred income tax expense	56,666	99,129	31,380
Income tax expense	$ 226,166	$ 246,475	$ 179,297

Income Taxes (Summary Of Effective Income Tax Rate) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Effective Income Tax Rate [Line Items]
Expected income taxes	$ 253,324	$ 262,700	$ 190,250
Tax-exempt investment income	(3,468)	(3,371)	(3,483)
Tax settlements	0	0	(3,101)
Low income housing investments	(24,258)	(12,900)	(6,038)
Other	568	46	1,669
Income tax expense	$ 226,166	$ 246,475	$ 179,297
Expected income taxes, percentage	35.00%	35.00%	35.00%
Tax-exempt investment income, percentage	(0.50%)	(0.50%)	(0.60%)
Tax settlements, percentage	0.00%	0.00%	(0.60%)
Low income housing investments, percentage	(3.40%)	(1.70%)	(1.10%)
Other, percentage	0.10%	0.00%	0.30%
Income tax expense, percentage	31.20%	32.80%	33.00%

Income Taxes (Significant Portions Of Deferred Tax Assets And Deferred Tax Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Fixed maturity investments	$ 35,670	$ 50,126
Carryover of tax losses	7,429	12,293
Unrealized losses	0	2,023
Other assets	5,509	1,352
Total gross deferred tax assets	48,608	65,794
Unrealized gains	276,591	0
Employee and agent compensation	57,136	55,781
Deferred acquisition costs	712,974	689,684
Future policy benefits, unearned and advance premiums, and policy claims	355,825	338,771
Total gross deferred tax liabilities	1,402,526	1,084,236
Net deferred tax liability	$ 1,353,918	$ 1,018,442

Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Federal income tax benefit recorded	$ 0	$ 0	$ 3,101,000
Operating loss carryforwards	21,000,000
Net operating loss carryforwards, beginning of expiration	2025
Recognized interest income, net of Federal income tax expense	0	124,000	1,700,000
Accrued interest receivable, net of Federal Income tax benefits	2,700,000	4,100,000
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Federal income tax benefit recorded			$ 2,500,000

Income Taxes (Reconciliation Of Beginning And Ending Amount Of Uncertain Tax Positions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balance at January 1	$ 875	$ 3,960	$ 8,481
Increase based on tax positions taken in current period	0	245	73
Increase related to tax positions taken in prior periods	0	280	0
Decrease related to tax positions taken in prior periods	(875)	(3,610)	(4,594)
Decrease due to settlements	0	0	0
Balance at December 31	$ 0	$ 875	$ 3,960

Postretirement Benefits (Total Cost Of Retirement Plans Charged To Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plans	$ 3,552	$ 3,617	$ 3,511
Defined Benefit Pension Plans	$ 20,952	$ 18,948	$ 17,912

Postretirement Benefits (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions	$ 8,600,000	$ 13,000,000	$ 15,000,000
Contributions to benefit plans, future	20,000,000
Capped eligible compensation	1,000,000
Insurance premium paid for supplemental pension plan	3,900,000	1,700,000
Insurance cash value of supplemental pension plan	16,000,000	12,000,000
Cash deposited into Rabbi Trust	5,000,000	21,000,000
Combined value of insurance policies and trust investments	43,000,000
Liability for active supplemental retirement pension plan	47,000,000	38,000,000
Liability for closed supplemental retirement pension plans	3,000,000	4,000,000
Maximum allowed investment percentage in any single issuer in pension plan assets at time of purchase	10.00%
Funded Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	263,000,000	228,000,000
Unfunded Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 39,000,000	$ 32,000,000

Postretirement Benefits (Pension Assets By Component At Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	$ 258,067	$ 236,893
Percent of total pension assets	100.00%	100.00%
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	91,876	99,032
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	166,191	134,677
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	0	3,184
Equity Securities, Consumer, Non-Cyclical [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	14,866	14,932
Percent of total pension assets	6.00%	6.00%
Equity Securities, Consumer, Non-Cyclical [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	14,866	14,932
Equity Securities, Financial [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	24,255	29,692
Percent of total pension assets	9.00%	13.00%
Equity Securities, Financial [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	24,255	29,692
Equity Securities Industrial [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	11,491	11,303
Percent of total pension assets	5.00%	5.00%
Equity Securities Industrial [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	11,491	11,303
Equity Securities, Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	13,184	10,643
Percent of total pension assets	5.00%	4.00%
Equity Securities, Technology [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	13,184	10,643
Equity Securities, General Merchandise Stores [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	8,119
Percent of total pension assets	3.00%
Equity Securities, General Merchandise Stores [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	8,119
Equity Securities, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	7,544	1,339
Percent of total pension assets	3.00%	1.00%
Equity Securities, Other [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	7,544	1,339
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	79,459	67,909
Percent of total pension assets	31.00%	29.00%
Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	79,459	67,909
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	159,759	135,767
Percent of total pension assets	62.00%	57.00%
Corporate Bonds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	6,661	9,637
Corporate Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	153,098	122,946
Corporate Bonds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets		3,184
Other Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	348	772
Percent of total pension assets	0.00%	0.00%
Other Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	348	772
Guaranteed Annuity Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	12,745	10,959
Percent of total pension assets	5.00%	5.00%
Guaranteed Annuity Contract [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	12,745	10,959
Short-Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	3,767	19,484
Percent of total pension assets	1.00%	8.00%
Short-Term Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	3,767	19,484
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	1,989	2,002
Percent of total pension assets	1.00%	1.00%
Other [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	$ 1,989	$ 2,002

Postretirement Benefits (Weighted Average Pension Plan Assumptions) (Detail) (Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount Rate	5.09%	5.77%
Benefit Obligations, Rate of Compensation Increase	4.04%	4.00%
Periodic Benefit Cost, Discount Rate	5.77%	6.31%	6.31%
Periodic Benefit Cost, Expected Long-Term Returns	7.24%	7.24%	7.95%
Periodic Benefit Cost, Rate of Compensation Increase	4.00%	3.79%	3.84%

Postretirement Benefits (Components Of Net Periodic Pension Cost) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 20,952	$ 18,948	$ 17,912
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	9,277	8,174	7,571
Interest cost on projected benefit obligation	16,106	15,392	14,490
Expected return on assets	(16,068)	(15,025)	(15,577)
Net amortization	11,637	10,407	11,428
Net periodic benefit cost	$ 20,952	$ 18,948	$ 17,912

Postretirement Benefits (Analysis Of Impact On Other Comprehensive Income (Loss)) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Amortization of Prior service cost	$ (2,063)
Amortization of Net actuarial (gain) loss	(12,175)
Amortization of Transition obligation	0
Total amortization	(12,146)	(10,857)	(11,219)
Experience gain (loss)	26,106	23,086	(16,811)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at January 1	(105,903)	(93,674)	(121,704)
Amortization of Prior service cost	2,080	2,098	2,060
Amortization of Net actuarial (gain) loss	10,071	8,766	9,166
Amortization of Transition obligation	(5)	(7)	(7)
Total amortization	12,146	10,857	11,219
Experience gain (loss)	(24,653)	(23,086)	16,811
Balance at December 31	$ (118,410)	$ (105,903)	$ (93,674)

Postretirement Benefits (Reconciliation Of Benefit Obligation And Plan Assets, Pension Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of year	$ 236,893
Contributions	8,600	13,000	15,000
Fair value at end of year	258,067	236,893
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation at beginning of year	285,560	242,159
Service cost	9,277	8,174	7,571
Interest cost	16,106	15,392	14,490
Actuarial loss (gain)	34,515	34,029
Benefits paid	(13,849)	(14,194)
Obligation at end of year	331,609	285,560	242,159
Fair value at beginning of year	236,893	211,877
Return on assets	26,439	26,576
Contributions	8,584	12,634
Benefits paid	(13,849)	(14,194)
Fair value at end of year	258,067	236,893	211,877
Funded status at year end	$ (73,542)	$ (48,667)

Postretirement Benefits (Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income) (Detail) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)	$ 111,964	$ 97,382
Prior service cost	6,446	8,526
Transition obligation	0	(5)
Net amounts recognized at year end	$ 118,410	$ 105,903	$ 93,674	$ 121,704

Postretirement Benefits (Portion Of Other Comprehensive Income Expected To Be Reflected In Pension Expense In Next Year) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Postretirement Benefits [Abstract]
Amortization of prior service cost	$ 2,063
Amortization of net loss (gain)	12,175
Amortization of transition obligation	0
Total	$ 14,238

Postretirement Benefits (Estimated Expected Pension Benefits To Be Paid Over The Next Ten Years) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Postretirement Benefits [Abstract]
2012	$ 13,921
2013	14,890
2014	15,755
2015	16,689
2016	17,692
2017-2020	$ 105,596

Postretirement Benefits (Components Of Net Periodic Postretirement Benefit Cost For Plans Other Than Pensions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 20,952	$ 18,948	$ 17,912
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	919	728	641
Interest cost	999	970	947
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Recognition of net actuarial (gain) loss	(815)	(583)	283
Net periodic benefit cost	$ 1,103	$ 1,115	$ 1,871

Postretirement Benefits (Reconciliation Of Benefit Obligation And Plan Assets, Other Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of year	$ 236,893
Contributions	8,600		13,000		15,000
Fair value at end of year	258,067		236,893
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Obligation at beginning of year	16,889		16,340
Service cost	919		728		641
Interest cost	999		970		947
Actuarial loss (gain)	638		(583)
Benefits paid	(437)		(566)
Obligation at end of year	19,008		16,889		16,340
Fair value at beginning of year	0		0
Return on assets	0		0
Contributions	437		566
Benefits paid	(437)		(566)
Fair value at end of year	0		0		0
Funded status at year end	(19,008)		(16,889)
Net loss	1,453	[1]	0	[1]
Net amounts recognized at year end	$ 1,453		$ 0

[1]	The net loss for benefit plans other than pensions reduces other comprehensive income.

Postretirement Benefits (Weighted Average Assumptions For Post-Retirement Benefit Plans Other Than Pensions) (Detail) (Other Postretirement Benefit Plan)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount Rate	5.09%	5.77%
Benefit Obligations, Rate of Compensation Increase	3.50%	4.50%
Periodic Benefit Cost, Discount Rate	5.77%	6.60%	6.60%
Periodic Benefit Cost, Rate of Compensation Increase	4.50%	4.50%	4.50%

Supplemental Disclosures Of Cash Flow Information (Summary Of Noncash Transactions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Significant Noncash Transactions [Line Items]
Share-based compensation not involving cash	$ 14,954	[1]	$ 11,848	[1]	$ 9,860	[1]
Commitments for low-income housing interests	36,722		137,817		50,789
Capitalized investment income	$ 5,321		$ 6,517		$ 7,345

[1]	No stock-based compensation expense was capitalized in any period.

Supplemental Disclosures Of Cash Flow Information (Summary Of Amounts Paid) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Significant Noncash Transactions [Line Items]
Interest paid	$ 75,653	$ 76,911	$ 71,288
Income taxes paid	$ 188,510	$ 195,172	$ 87,376

Debt (Selected Information About Debt Issues) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Commercial Paper [Member]		Dec. 31, 2010 Commercial Paper [Member]		Dec. 31, 2011 Notes, Due 5/15/23 [Member]		Dec. 31, 2010 Notes, Due 5/15/23 [Member]		Dec. 31, 2011 Notes, Due 8/1/13 [Member]		Dec. 31, 2010 Notes, Due 8/1/13 [Member]		Dec. 31, 2011 Senior Notes, Due 6/15/16 [Member]		Dec. 31, 2010 Senior Notes, Due 6/15/16 [Member]		Dec. 31, 2011 Senior Notes, Due 6/15/19 [Member]		Dec. 31, 2010 Senior Notes, Due 6/15/19 [Member]		Jun. 30, 2009 Senior Notes, Due 6/15/19 [Member]	Dec. 31, 2011 Long-term Debt [Member]	Dec. 31, 2010 Long-term Debt [Member]	Dec. 31, 2011 Junior Subordinated Debentures [Member]		Dec. 31, 2010 Junior Subordinated Debentures [Member]		Dec. 31, 2006 Junior Subordinated Debentures [Member]	Dec. 31, 2011 Total Funded Debt [member]	Dec. 31, 2010 Total Funded Debt [member]
Debt Instrument [Line Items]
Annual Percentage Rate									7.88%	[1],[2]			7.38%	[1],[2]			6.38%	[1],[3]			9.25%	[1],[3]						7.10%	[4],[5]
Debt instrument, maturity date									May 15, 2023	[1],[2]			Aug 1, 2013	[1],[2]			Jun 15, 2016	[1],[3]			Jun 15, 2019	[1],[3]						Jun 1, 2046	[4],[5]
Issue Date									5/93	[1],[2]			7/93	[1],[2]			6/06	[1],[3]			6/09	[1],[3]						6/06	[4],[5]
Periodic Interest Payments Due									5/15 & 11/15	[1],[2]			2/1 & 8/1	[1],[2]			6/15 & 12/15	[1],[3]			6/15 & 12/15	[1],[3]						quarterly	[4],[5],[6]
Outstanding Principle (Par Value)	$ 1,151,020				$ 225,000	[7]			$ 165,612	[1],[2]			$ 94,050	[1],[2]			$ 250,000	[1],[3]			$ 292,647	[1],[3]			$ 300,000	$ 802,309		$ 123,711	[4],[5]			$ 124,000	$ 926,020
Outstanding Principle (Book Value)	1,139,124		1,112,229		224,842	[7]	198,875	[7]	163,344	[1],[2]	163,227	[1],[2]	93,823	[1],[2]	93,700	[1],[2]	247,875	[1],[3]	247,477	[1],[3]	289,661	[1],[3]	289,397	[1],[3]		790,571	789,643	123,711	[4],[5]	123,711	[4],[5]		914,282	913,354
Outstanding Principle (Fair Value)	1,294,192				224,842	[7]			195,654	[1],[2]			100,302	[1],[2]			275,910	[1],[3]			375,276	[1],[3]				947,142	933,336	122,208	[4],[5],[8]				1,069,350
Issue Expenses	$ (4,132)	[9]	$ (4,158)	[9]

[1]	All securities other than the Junior Subordinated Debentures have equal priority with one another.
[2]	Not callable.
[3]	Callable subject to "make-whole" premium.
[4]	Junior Subordinated Debentures are classified as "Due to affiliates" and are junior to other securities in priority of payment.
[5]	Callable anytime
[6]	Quarterly payments on the first day of March, June, Sept., and Dec.
[7]	Classified as short-term debt.
[8]	Fair value of Trust Preferred Securities.
[9]	Unamortized issue expenses related to Trust Preferred Securities.

Debt (Narrative) (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended							12 Months Ended					12 Months Ended					12 Months Ended
	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2011 Commercial Paper [Member]		Dec. 31, 2010 Commercial Paper [Member]		Dec. 31, 2011 Junior Subordinated Debentures [Member]		Dec. 31, 2010 Junior Subordinated Debentures [Member]		Dec. 31, 2006 Junior Subordinated Debentures [Member]	Dec. 31, 2011 Senior Notes, Due 6/15/19 [Member]		Dec. 31, 2010 Senior Notes, Due 6/15/19 [Member]		Jun. 30, 2009 Senior Notes, Due 6/15/19 [Member]	Dec. 31, 2010 Senior Notes, Due 6/15/19 [Member] Repurchase [Member]	Dec. 31, 2009 8 1/4% Senior Debentures [Member]
Debt Instrument [Line Items]
Debt due in 2012		$ 225,000,000
Debt due in 2013		94,000,000
Debt due in 2014		0
Debt due in 2015		0
Debt due in 2016		250,000,000
Debt due thereafter 2016		582,000,000
Public offering, shares				4.8
Public offering, par value per share				$ 25
Total proceeds from offering	296,000,000			120,000,000
Common stock exchanged, value				3,700,000
Exchange of proceeds from offering				120,000,000
Debt issued, principal amount		1,151,020,000			225,000,000	[1]			123,711,000	[2],[3]			124,000,000	292,647,000	[4],[5]			300,000,000
Debt instrument, maturity date									Jun 1, 2046	[2],[3]				Jun 15, 2019	[4],[5]
Periodic Interest Payments Due									quarterly	[2],[3],[6]				6/15 & 12/15	[4],[5]
Trust Preferred Securities, annual dividend rate		7.10%
Issue Date									6/06	[2],[3]				6/09	[4],[5]
Commencement date for interest payable																December 15, 2009
Percentage rate of junior subordinated debentures									7.10%	[2],[3]				9.25%	[4],[5]
Debt instrument spread		0.75
Repayment of debt																			8,900,000	99,000,000
Par value repayment of debt																			7,400,000
Reacquired principle (book value)																			7,300,000
Pre-tax loss on repurchase																			1,600,000
After-tax Loss on repurchase																			1,100,000
Line of credit facility limit			600,000,000
Line of credit facility extendable limit			200,000,000
Letters of credit facility limit			250,000,000
Outstanding Principle (Book Value)		1,139,124,000	1,112,229,000		224,842,000	[1]	198,875,000	[1]	123,711,000	[2],[3]	123,711,000	[2],[3]		289,661,000	[4],[5]	289,397,000	[4],[5]
Letters of credit facility outstanding		198,000,000
Average short term borrowings		$ 206,000,000	$ 196,000,000
Short term borrowings, average yield		0.4	0.4

[1]	Classified as short-term debt.
[2]	Junior Subordinated Debentures are classified as "Due to affiliates" and are junior to other securities in priority of payment.
[3]	Callable anytime
[4]	All securities other than the Junior Subordinated Debentures have equal priority with one another.
[5]	Callable subject to "make-whole" premium.
[6]	Quarterly payments on the first day of March, June, Sept., and Dec.

Shareholders' Equity (Summary Of Preferred And Common Share Activity) (Detail) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member]	Dec. 31, 2009 Preferred Stock [Member]	Dec. 31, 2008 Preferred Stock [Member]	Dec. 31, 2011 Common Stock [Member]		Dec. 31, 2010 Common Stock [Member]		Dec. 31, 2009 Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Balance, Preferred Stock, Issued				0	0	0	0
Balance, Preferred Stock, Issued				0	0	0	0
Balance, Common Stock, Issued	119,812,123							119,812,123	[1]	125,812,123	[1]	128,812,123	[1]
Retirement of treasury stock, Issued								(7,500,000)	[1]	(6,000,000)	[1]	(3,000,000)	[1]
Balance, Common Stock, Issued	112,312,123	119,812,123						112,312,123	[1]	119,812,123	[1]	125,812,123	[1]
Balance, Treasury Stock	(947,497)			0	0	0	0	(947,497)	[1]	(1,551,033)	[1]	(1,750,651)	[1]
Grants of restricted stock	173,553	121,923	115,060					173,553	[1]	121,923	[1]	115,060	[1]
Forfeitures of restricted stock								$ (7,153)	[1]	$ (10,621)	[1]
Issuance of common stock due to exercise of stock options, Treasury Stock	4,829,892	1,273,598	189,258					4,829,892	[1]	1,273,598	[1]	189,258	[1]
Treasury stock acquired								(23,281,453)	[1]	(6,781,364)	[1]	(3,104,700)	[1]
Retirement of treasury stock	7,500,000	6,000,000	3,000,000					7,500,000	[1]	6,000,000	[1]	3,000,000	[1]
Balance, Treasury Stock	(11,732,658)	(947,497)		0	0	0	0	(11,732,658)	[1]	(947,497)	[1]	(1,551,033)	[1]

[1]	Retroactively adjusted for stock split described in Note 1

Shareholders' Equity (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Capitalization, Equity [Line Items]
Stock acquired, shares	18,900,000	5,700,000	3,100,000
Share repurchases under stock repurchase program, amount	$ 788,000,000	$ 204,000,000	$ 47,000,000
Shares repurchased for dilution purposes, shares	4,400,000	1,100,000	30,000
Shares repurchased for dilution purposes, amount	185,000,000	42,000,000	869,000
Retirement of treasury stock	7,500,000	6,000,000	3,000,000
Dividends paid by subsidiaries to parent company	769,000,000
Dividend from funds available from sale of affilate	305,000,000
Maximum amount of dividends expected to be available from subsidiaries without regulatory approval during 2012	$ 470,000,000
Antidilutive shares	3,500,000	10,300,000	14,100,000

Shareholders' Equity (Computation Of Basic And Diluted Earnings Per Share) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Basic weighted average shares outstanding	108,278,113	122,009,228	124,550,384
Weighted average dilutive options outstanding	1,537,277	1,114,110	0
Diluted weighted average shares outstanding	109,815,390	123,123,338	124,550,384

Stock-Based Compensation (Analysis Of Shares Available For Grant) (Detail)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant, beginning balance	255,263		1,724,540	3,205,209
Cancellation of available shares from prior plans	(229,333)		0	0
Expired and forfeited during year	0		26,269	37,500
Shares available for grant, ending balance	6,099,342		255,263	1,724,540
Ratio by which each grant of restricted stock reduces shares available for options	3.1
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options grants during period	(1,338,013)		(1,358,175)	(1,393,275)
Torchmark Corporation 2011 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approval of shares under incentive plan	7,950,000	[1]
Torchmark Corporation 2011 Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock grants during period	(519,558)	[1]
Previous Plan | Restricted Stock and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock grants during period	(19,017)		(137,371)	(124,894)

[1]	Plan allows for grant of restricted stock such that each stock grant reduces 3.1 options available for grant

Stock-Based Compensation (Schedule Of Stock Compensation Activity) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 14,954	[1]	$ 11,848	[1]	$ 9,860	[1]
Tax benefit recognized	5,234		4,147		3,451
Weighted-average grant-date fair value of options granted	$ 15.48		$ 10.35		$ 3.67
Intrinsic value of options exercised	40,991		12,102		1,088
Cash received from options exercised	162,613		37,863		4,430
Actual tax benefit received from exercises	$ 14,347		$ 4,236		$ 381

[1]	No stock-based compensation expense was capitalized in any period.

Stock-Based Compensation (Analysis Of Option Activity) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Options Outstanding-beginning of year	15,185,729	15,509,978	14,581,461
Options Granted	1,338,013	1,358,175	1,393,275
Options Exercised	(4,829,892)	(1,273,598)	(189,258)
Options Expired and forfeited	(73,425)	(408,826)	(275,500)
Adjustment to options for stock split - shares	(32)	0	0
Options Outstanding-end of year	11,620,393	15,185,729	15,509,978
Options Exercisable at end of year	8,265,818	11,830,076	12,384,363
Weighted Average Exercise Price Outstanding-beginning of year	$ 34.09	$ 34.04	$ 35.6
Options granted in the period- weighted average exercise price	$ 44.37	$ 30.86	$ 16.03
Options exercised in the period - weighted average exercise price	$ 33.67	$ 29.73	$ 23.41
Options expired and forfeited in the period - weighted average exercise price	$ 39.17	$ 35.05	$ 32.88
Adjustment due to stock split, Weighted Average Exercise Price	$ 32.96	$ 0	$ 0
Weighted Average Exercise Price Outstanding-end of year	$ 35.42	$ 34.09	$ 34.04
Weighted Average Exercise Price Exercisable at end of year	$ 36.28	$ 36.1	$ 34.98

Stock-Based Compensation (Summary Of Restricted Stock And Restricted Stock Units Granted) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, shares forfeited	4,800	7,500
Restricted stock units outstanding	42,938	29,872		14,426
Executives Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, shares	167,250	112,500		113,250
Restricted stock units, price per share	$ 44.39	$ 30.87		$ 15.67
Restricted stock units, aggregate value	$ 7,424	$ 3,473		$ 1,774
Percent vested	0.00%	20.00%		40.00%
Restricted stock, shares forfeited	4,800	7,500
Directors Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, shares	6,303	9,423		1,810
Restricted stock units, price per share	$ 40.45	$ 30.85		$ 29.93
Restricted stock units, aggregate value	255	291		54
Percent vested	100.00%	100.00%		100.00%
Restricted stock, shares forfeited	0	0
Directors Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, shares	13,063	15,443	[1]	9,831
Restricted stock units, price per share	$ 40.49	$ 29.95		$ 29.76
Restricted stock units, aggregate value	$ 529	$ 463		$ 293
Percent vested	100.00%	100.00%		100.00%
Restricted stock, shares forfeited		2,013
Restricted stock, forfeited shares price per share		$ 29.84

[1]	2,013 shares at $29.84 per share were later forfeited in 2010.

Stock-Based Compensation (Analysis Of Unvested Restricted Stock) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at January	237,150	203,250	117,450
Restricted stock grants	173,553	121,923	115,060
Restricted stock lapses	(78,903)	(80,523)	(29,260)
Unvested restricted stock, Forfeitures	(4,800)	(7,500)
Balance at December	327,000	237,150	203,250
Executives Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at January	237,150	203,250	117,450
Restricted stock grants	167,250	112,500	113,250
Restricted stock lapses	(72,600)	(71,100)	(27,450)
Unvested restricted stock, Forfeitures	(4,800)	(7,500)
Balance at December	327,000	237,150	203,250
Directors Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at January	0	0	0
Restricted stock grants	6,303	9,423	1,810
Restricted stock lapses	(6,303)	(9,423)	(1,810)
Unvested restricted stock, Forfeitures	0	0
Balance at December	0	0	0

Stock-Based Compensation (Schedule Of Additional Information Of Stock-Based Compensation) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010 Year
Stock-Based Compensation [Abstract]
Outstanding options, Weighted-average remaining contractual term (in years)	2.95		2.85
Outstanding options, Aggregate intrinsic value	$ 94,270		$ 94,086
Exercisable options, Weighted-average remaining contractual term (in years)	1.89		2.16
Exercisable options, Aggregate intrinsic value	59,097		49,810
Unrecognized compensation	$ 30,299	[1]	$ 17,077	[1]
Unrecognized compensation, Weighted average period of expected recognition (in years)	1.68	[1]	1.33	[1]

[1]	Includes restricted stock

Stock-Based Compensation (Schedule Of Additional Information On Unvested Options) (Detail) (Unvested Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 Year	Dec. 31, 2010 Year
Unvested Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding	3,354,575	3,355,653
Weighted-average exercise price (per share)	$ 33.3	$ 27.01
Weighted-average remaining contractual term (in years)	5.55	5.28
Aggregate intrinsic value	$ 35,173	$ 44,276

Stock-Based Compensation (Summary Of Options Outstanding) (Detail) (USD $)	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 15.67 - 15.67 [Member] Year	Dec. 31, 2011 22.03 - 30.40 [Member] Year	Dec. 31, 2011 30.87 - 36.33 [Member] Year	Dec. 31, 2011 36.51 - 36.51 [Member] Year	Dec. 31, 2011 36.70 - 37.20 [Member] Year	Dec. 31, 2011 37.49 - 40.45 [Member] Year	Dec. 31, 2011 41.79 - 41.79 [Member] Year	Dec. 31, 2011 42.47 - 43.06 [Member] Year	Dec. 31, 2011 44.39 - 45.45 [Member] Year	Dec. 31, 2011 15.67 - 45.45 [Member] Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum					$ 15.67	$ 22.03	$ 30.87	$ 36.51	$ 36.7	$ 37.49	$ 41.79	$ 42.47	$ 44.39	$ 15.67
Range of Exercise Prices, Maximum					$ 15.67	$ 30.4	$ 36.33	$ 36.51	$ 37.2	$ 40.45	$ 41.79	$ 43.06	$ 45.45	$ 45.45
Number Of Options Outstanding	11,620,393	15,185,729	15,509,978	14,581,461	1,086,231	1,244,673	1,401,238	1,859,229	1,005,845	1,134,413	1,270,873	1,130,041	1,487,850	11,620,393
Weighted-average remaining contractual term (in years)	2.95	2.85			4.13	1.85	4.86	0.34	1.05	2.97	3.13	1.99	6.32	2.95
Options Outstanding, Weighted-Average Exercise Price	$ 35.42	$ 34.09	$ 34.04	$ 35.6	$ 15.67	$ 28.49	$ 31.11	$ 36.51	$ 37	$ 37.69	$ 41.79	$ 42.78	$ 44.5	$ 35.42
Options Exercisable, Number Exercisable	8,265,818	11,830,076	12,384,363		431,969	1,226,486	71,188	1,859,229	994,084	1,125,948	1,270,873	1,130,041	156,000	8,265,818
Options Exercisable, Weighted-Average Exercise Price	$ 36.28	$ 36.1	$ 34.98		$ 15.67	$ 28.5	$ 35.51	$ 36.51	$ 37	$ 37.68	$ 41.79	$ 42.78	$ 45.45	$ 36.28

Business Segments (Schedule Of Segment Premium Revenue By Each Marketing Groups) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	$ 2,657,345	$ 2,652,274	$ 2,612,596
Distribution channel premium as percentage of segment premium	100.00%	100.00%	100.00%
Life Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	1,726,244	1,663,699	1,591,853
Distribution channel premium as percentage of segment premium	100.00%	100.00%	100.00%
Health Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	930,493	987,937	1,020,202
Distribution channel premium as percentage of segment premium	100.00%	100.00%	100.00%
Annuity [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	608	638	541
Distribution channel premium as percentage of segment premium	100.00%	100.00%	100.00%
United American Independent [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	329,944	340,696	355,481
Distribution channel premium as percentage of segment premium	12.00%	13.00%	14.00%
United American Independent [Member] | Life Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	22,846	25,534	28,498
Distribution channel premium as percentage of segment premium	1.00%	1.00%	2.00%
United American Independent [Member] | Health Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	306,490	314,524	326,442
Distribution channel premium as percentage of segment premium	33.00%	32.00%	32.00%
United American Independent [Member] | Annuity [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	608	638	541
Distribution channel premium as percentage of segment premium	100.00%	100.00%	100.00%
Liberty National Exclusive [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	578,415	625,643	687,007
Distribution channel premium as percentage of segment premium	22.00%	24.00%	26.00%
Liberty National Exclusive [Member] | Life Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	288,308	294,587	298,485
Distribution channel premium as percentage of segment premium	17.00%	18.00%	19.00%
Liberty National Exclusive [Member] | Health Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	290,107	331,056	388,522
Distribution channel premium as percentage of segment premium	31.00%	34.00%	38.00%
American Income Exclusive [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	688,033	639,708	582,996
Distribution channel premium as percentage of segment premium	26.00%	24.00%	22.00%
American Income Exclusive [Member] | Life Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	607,914	560,649	507,899
Distribution channel premium as percentage of segment premium	35.00%	34.00%	32.00%
American Income Exclusive [Member] | Health Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	80,119	79,059	75,097
Distribution channel premium as percentage of segment premium	9.00%	8.00%	7.00%
Direct Response [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	650,717	620,932	583,433
Distribution channel premium as percentage of segment premium	25.00%	23.00%	22.00%
Direct Response [Member] | Life Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	593,650	566,604	536,878
Distribution channel premium as percentage of segment premium	35.00%	34.00%	33.00%
Direct Response [Member] | Health Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	57,067	54,328	46,555
Distribution channel premium as percentage of segment premium	6.00%	5.00%	5.00%
Medicare Part D [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	196,710	208,970	183,586
Distribution channel premium as percentage of segment premium	7.00%	8.00%	7.00%
Medicare Part D [Member] | Health Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	196,710	208,970	183,586
Distribution channel premium as percentage of segment premium	21.00%	21.00%	18.00%
Other [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	213,526	216,325	220,093
Distribution channel premium as percentage of segment premium	8.00%	8.00%	9.00%
Other [Member] | Life Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	$ 213,526	$ 216,325	$ 220,093
Distribution channel premium as percentage of segment premium	12.00%	13.00%	14.00%

Business Segments (Reconciliation Of Revenues And Operations By Segment To Its Major Income Statement Line Items) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Premium	$ 653,542	$ 650,525	$ 672,350	$ 679,901	$ 653,418	$ 657,827	$ 669,569	$ 670,944	$ 2,656,318		$ 2,651,758		$ 2,610,105
Net investment income	174,786	173,491	173,104	171,647	166,304	172,337	170,612	167,111	693,028		676,364		632,540
Other income									2,151		2,170		1,920
Total revenue									3,351,497		3,330,292		3,244,565
Policy benefits	435,681	438,774	454,694	464,127	436,419	433,514	454,177	468,934	1,793,276		1,793,044		1,753,329
Required interest on net reserves									0		0		0
Amortization of acquisition costs	90,557	89,899	91,664	92,463	100,392	104,045	104,851	109,602	364,583		362,390		355,986
Commissions, premium taxes, and non-deferred acquisition costs									216,216	[1]	209,827	[1]	222,126	[1]
Insurance administrative expense									178,989	[2]	155,615	[2]	150,680	[2]
Parent expense									7,693		8,809		9,590
Stock-based compensation expense									14,954		11,848		9,860
Interest expense									77,908		75,529		69,932
Total benefits and expenses									2,653,619		2,617,062		2,571,503
Sub total									697,878		713,230		673,062
Non operating items									19,880				355
Amortization of low-income housing interests									14,277	[3]	9,153	[4]
Measure of segment profitability (pretax)									732,035		722,383	[5]	673,417
Deduct applicable income taxes									(238,335)		(242,558)	[5]	(226,426)
After-tax total net operating income, before discontinued operations									493,700		479,825	[5]	446,991
Add back income taxes applicable to segment profitability									238,335		242,558		226,426
Add (deduct) realized investment gains (losses)									25,904		37,340		(129,492)
Deduct amortization of low-income housing									(14,277)	[3]	(9,153)	[4]
Deduct loss on Company-occupied property													(355)	[6]
Deduct state administrative settlement expense									(6,901)	[7]
Deduct loss on sale of equipment									(979)	[8]
Deduct litigation expense									(12,000)	[9]
Income from continuing operations before income taxes	177,090	190,123	209,052	147,517	215,480	208,313	180,720	174,054	723,782		750,570		543,570
Life Insurance [Member]
Segment Reporting Information [Line Items]
Premium									1,726,244		1,663,699		1,591,853
Total revenue									1,726,244		1,663,699		1,591,853
Policy benefits									1,118,909		1,082,423		1,040,248
Required interest on net reserves									(458,029)		(434,319)		(410,917)
Amortization of acquisition costs									452,054		443,541		425,452
Commissions, premium taxes, and non-deferred acquisition costs									152,347		141,792		141,139
Total benefits and expenses									1,265,281		1,233,437		1,195,922
Sub total									460,963		430,262		395,931
Measure of segment profitability (pretax)									460,963		430,262	[5]	395,931
Health Insurance [Member]
Segment Reporting Information [Line Items]
Premium									930,493		987,937		1,020,202
Total revenue									930,493		987,937		1,020,202
Policy benefits									632,847		669,707		679,810
Required interest on net reserves									(36,729)		(35,368)		(34,243)
Amortization of acquisition costs									81,228		86,067		94,600
Commissions, premium taxes, and non-deferred acquisition costs									64,157		68,565		81,714
Total benefits and expenses									741,503		788,971		821,881
Sub total									188,990		198,966		198,321
Measure of segment profitability (pretax)									188,990		198,966	[5]	198,321
Annuity [Member]
Segment Reporting Information [Line Items]
Premium									608		638		541
Total revenue									608		638		541
Policy benefits									42,547		41,430		35,762
Required interest on net reserves									(57,040)		(51,996)		(41,840)
Amortization of acquisition costs									12,688		9,722		6,040
Commissions, premium taxes, and non-deferred acquisition costs									68		134		267
Total benefits and expenses									(1,737)		(710)		229
Sub total									2,345		1,348		312
Measure of segment profitability (pretax)									2,345		1,348	[5]	312
Investment [Member]
Segment Reporting Information [Line Items]
Net investment income									707,041		685,253		632,276
Total revenue									707,041		685,253		632,276
Required interest on net reserves									551,798		521,683		487,000
Amortization of acquisition costs									(181,387)		(176,940)		(170,106)
Interest expense									77,644		75,265		69,668
Total benefits and expenses									448,055		420,008		386,562
Sub total									258,986		265,245		245,714
Measure of segment profitability (pretax)									258,986		265,245	[5]	245,714
Other Segments [Member]
Segment Reporting Information [Line Items]
Other income									2,507		2,834		2,914
Total revenue									2,507		2,834		2,914
Insurance administrative expense									159,109	[2]	155,615	[2]	150,325	[2]
Total benefits and expenses									159,109		155,615		150,325
Sub total									(156,602)		(152,781)		(147,411)
Measure of segment profitability (pretax)									(156,602)		(152,781)		(147,411)
Corporate [Member]
Segment Reporting Information [Line Items]
Parent expense									7,693		8,809		9,590
Stock-based compensation expense									14,954		11,848		9,860
Total benefits and expenses									22,647		20,657		19,450
Sub total									(22,647)		(20,657)		(19,450)
Measure of segment profitability (pretax)									(22,647)		(20,657)		(19,450)
Adjustments [Member]
Segment Reporting Information [Line Items]
Premium									(1,027)	[10]	(516)	[10]	(2,491)	[10]
Net investment income									(14,013)	[11],[3]	(8,889)	[11],[4]	264	[11]
Other income									(356)	[12]	(664)	[12]	(994)	[12]
Total revenue									(15,396)		(10,069)		(3,221)
Policy benefits									(1,027)	[10]	(516)	[10]	(2,491)	[10]
Commissions, premium taxes, and non-deferred acquisition costs									(356)	[12]	(664)	[12]	(994)	[12]
Insurance administrative expense									19,880	[2],[7],[8],[9]			355	[2],[6]
Interest expense									264	[11]	264	[11]	264	[11]
Total benefits and expenses									18,761		(916)		(2,866)
Sub total									(34,157)		(9,153)		(355)
Non operating items									19,880	[7],[8],[9]			355
Amortization of low-income housing interests									14,277	[3]	9,153	[4]
Measure of segment profitability (pretax)									0		0		0
Deduct amortization of low-income housing									$ (14,277)	[3]	$ (9,153)	[4]

[1]	Adoption resulted in the addition of non-deferred acquisition expenses of $92 million, $84 million, and $94 million in 2011, 2010, and 2009, respectively.
[2]	Administrative expense is not allocated to insurance segments.
[3]	Amortization of low-income housing interests.
[4]	Amortization of low-income housing interests, previously considered a reduction of consolidated pretax segment profitability.
[5]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.
[6]	Loss on Company-occupied property.
[7]	State administrative settlement expense.
[8]	Loss on sale of equipment.
[9]	Litigation expense.
[10]	Medicare Part D items adjusted to GAAP from the segment analysis, which matches expected benefits with policy premium.
[11]	Reclassification of interest amount due to accounting rule requiring deconsolidation of Trust Preferred Securities.
[12]	Elimination of intersegment commission.

Business Segments (Analysis Of Profitability By Segment) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Pretax operating income									$ 732,035	$ 722,383	[1]	$ 673,417
Pretax operating income, Change									9,652	48,966
Applicable taxes									(238,335)	(242,558)	[1]	(226,426)
Applicable taxes, Change									4,223	(16,132)
After-tax total, before discontinued operations									493,700	479,825	[1]	446,991
After-tax total net operating income, before discontinued operations, Change									13,875	32,834
Discontinued operations (after tax)									0	27,932	[1]	26,810
Discontinued operations (after tax), Change									(27,932)	1,122
Net operating income									493,700	507,757	[1]	473,801
Net operating income, change									(14,057)	33,956
Realized gains (losses)-investments (after tax)									16,838	24,270	[1]	(85,345)
Realized gains (losses)-investments (after tax), Change									(7,432)	109,615
Realized gains (losses)-discontinued operations (after tax)									0	1,852	[1]	(7,909)
Realized gains (losses)-discontinued operations (after tax), Change									(1,852)	9,761
Loss on disposal of discontinued operations (after tax)									(455)	(35,013)	[1]	0
Loss on disposal of discontinued operations (after tax), Change									34,558	(35,013)
Tax settlements (after tax)									0	(2,858)	[1]	2,858
Tax settlements (after tax), Change									0	(2,858)
Net proceeds (cost) from legal settlements (after tax)									(7,800)	0	[1]	0
Cost of legal settlements (after tax), Change									(7,800)	0
State administrative settlement (after tax)									(4,486)	0	[1]	0
State administrative settlement (after tax), Change									(4,486)	0
Loss on Company-occupied property (after tax)									0	231	[1]	(355)
Loss on sale of equipment (after tax)									(636)	0	[1]	0
Loss on sale of equipment (after tax), Change									(636)	0
Net income	122,839	131,400	142,781	100,141	154,808	114,531	126,049	121,676	497,161	498,866	[1]	383,174
Net income, Change									(1,705)	115,692
Pretax operating income, Change %									1.00%	7.00%
Applicable taxes, Change %									(2.00%)	7.00%
After-tax total net operating income, before discontinued operations, Change %									3.00%	7.00%
Discontinued operations (after tax), Change %										4.00%
Net operating income, change percent									(3.00%)	7.00%
Net income, Change %									0.00%	30.00%
Life Insurance [Member]
Segment Reporting Information [Line Items]
Pretax operating income									460,963	430,262	[1]	395,931
Pretax operating income, Change									30,701	34,331
Pretax operating income, Change %									7.00%	9.00%
Health Insurance [Member]
Segment Reporting Information [Line Items]
Pretax operating income									188,990	198,966	[1]	198,321
Pretax operating income, Change									(9,976)	645
Pretax operating income, Change %									(5.00%)	0.00%
Annuity [Member]
Segment Reporting Information [Line Items]
Pretax operating income									2,345	1,348	[1]	312
Pretax operating income, Change									997	1,036
Other Income [Member]
Segment Reporting Information [Line Items]
Pretax operating income									2,507	2,834	[1]	2,914
Pretax operating income, Change									(327)	(80)
Pretax operating income, Change %									(12.00%)	(3.00%)
General and Administrative Expense [Member]
Segment Reporting Information [Line Items]
Pretax operating income									(159,109)	(155,615)	[1]	(150,325)
Pretax operating income, Change									(3,494)	(5,290)
Pretax operating income, Change %									2.00%	4.00%
Investment [Member]
Segment Reporting Information [Line Items]
Pretax operating income									258,986	265,245	[1]	245,714
Pretax operating income, Change									(6,259)	19,531
Pretax operating income, Change %									(2.00%)	8.00%
Corporate And Adjustments [Member]
Segment Reporting Information [Line Items]
Pretax operating income									(22,647)	(20,657)	[1]	(19,450)
Pretax operating income, Change									$ (1,990)	$ (1,207)
Pretax operating income, Change %									10.00%	6.00%

[1]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.

Business Segments (Assets By Segment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and invested assets	$ 12,437,699	$ 11,563,656
Accrued investment income	192,325	183,861
Deferred acquisition costs	2,916,732	2,869,546
Goodwill	396,891	396,891
Other assets	644,625	609,019
Total assets	16,588,272	15,622,973
Life Insurance [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Deferred acquisition costs	2,566,748	2,486,001
Goodwill	309,609	309,609
Total assets	2,876,357	2,795,610
Health Insurance [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Deferred acquisition costs	315,587	328,771
Goodwill	87,282	87,282
Total assets	402,869	416,053
Annuity [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Deferred acquisition costs	34,397	54,774
Total assets	34,397	54,774
Investment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and invested assets	12,437,699	11,563,656
Accrued investment income	192,325	183,861
Total assets	12,630,024	11,747,517
Other Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Other assets	644,625	609,019
Total assets	$ 644,625	$ 609,019

Business Segments (Other Balances By Segment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Other Significant Reconciling Item [Line Items]
Future policy benefits	$ 9,572,257	$ 9,150,031
Unearned and advance premium	69,539	74,165
Policy claims and other benefits payable	222,254	221,598
Total	9,864,050	9,445,794
Life Insurance [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Future policy benefits	7,697,108	7,318,283
Unearned and advance premium	16,965	17,343
Policy claims and other benefits payable	118,737	121,000
Total	7,832,810	7,456,626
Health Insurance [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Future policy benefits	589,441	570,775
Unearned and advance premium	52,574	56,822
Policy claims and other benefits payable	103,517	100,598
Total	745,532	728,195
Annuity [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Future policy benefits	1,285,708	1,260,973
Total	$ 1,285,708	$ 1,260,973

Commitments And Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies [Line Items]
Retention limits per life	$ 2
Percentage of insurance ceded on total life insurance in force	0.50%
Percentage of insurance ceded on premium income	0.30%
Life reinsurance assumed rate on life insurance in force	3.00%
Reinsurance assumed ratio on premium income	1.20%
Rental expense for operating leases	4.8	4.9	4.9
Future minimum rental commitments in 2012	2.7
Future minimum rental commitments in 2013	2.4
Future minimum rental commitments in 2014	2
Future minimum rental commitments in 2015	2
Future minimum rental commitments in 2016	1.4
Future minimum rental commitments in aggregate	13.2
Investment in low-income housing interests	293	283
Purchase commitments under low income housing program		109
Purchase commitments under low income housing program 2012		85
Purchase commitments under low income housing program 2013		21
Purchase commitments under low income housing program 2014		2
Purchase commitments under low income housing program thereafter		1
Par value of investment in fixed maturities rated below investment grade	787
Amortized cost of investment in fixed maturities rated below investment grade	701
Fair value of investment in fixed maturities rated below investment grade	579
Percentage of invested assets rated below investment grade	5.00%
Letters of credit facility expiration date	2015
Letters of credit maximum borrowing capacity	250
Leases Commenced In 2003 [Member]
Commitments and Contingencies [Line Items]
Lease term in years	10
Leases Commenced In 2009 [Member]
Commitments and Contingencies [Line Items]
Lease term in years	10
Lease [Member] | Guarantees [Member]
Commitments and Contingencies [Line Items]
Maximum guarantee	8
Trust Preferred Securities [Member]
Commitments and Contingencies [Line Items]
Maximum guarantee	120
Letters of Credit [Member] | Guarantees [Member]
Commitments and Contingencies [Line Items]
Maximum guarantee	$ 198
Texas [Member]
Commitments and Contingencies [Line Items]
State and municipal government securities at fair value invested by state	34.00%
Ohio [Member]
Commitments and Contingencies [Line Items]
State and municipal government securities at fair value invested by state	8.00%
Washington [Member]
Commitments and Contingencies [Line Items]
State and municipal government securities at fair value invested by state	7.00%
Alabama [Member]
Commitments and Contingencies [Line Items]
State and municipal government securities at fair value invested by state	5.00%

Commitments And Contingencies (Schedule Of The Investment Portfolio At Fair Value) (Detail)	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Investment-grade corporate securities	80.00%
Securities of state and municipal governments	11.00%
Below-investment-grade securities	5.00%
Policy loans, which are secured by the underlying insurance policy values	3.00%
Other fixed maturities, equity securities, mortgages, real estate, other long-term investments, and short-term investments	1.00%
Total	100.00%

Commitments And Contingencies (Schedule Of Industry Concentrations Held In The Corporate Portfolio Based On Fair Value) (Detail)	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Insurance	18.00%
Electric utilities and services	17.00%
Banks	12.00%
Oil and gas extraction	6.00%
Pipelines	6.00%
Mining	4.00%
Transportation	3.00%
Chemicals	3.00%
Telecommunications	3.00%
Diversified financial services	2.00%

Selected Quarterly Data (Schedule Of Selected Quarterly Data) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Premium and policy charges	$ 653,542		$ 650,525		$ 672,350		$ 679,901		$ 653,418		$ 657,827		$ 669,569		$ 670,944		$ 2,656,318		$ 2,651,758		$ 2,610,105
Net investment income	174,786		173,491		173,104		171,647		166,304		172,337		170,612		167,111		693,028		676,364		632,540
Realized investment gains(losses)	4,755		12,600		31,272		(22,723)		27,036		8,045		(5,002)		7,261		25,924		42,190		13,879
Total revenues	833,554		837,241		877,334		829,272		847,171		838,888		835,895		845,678		3,377,401		3,367,632		3,115,073
Policy benefits	435,681		438,774		454,694		464,127		436,419		433,514		454,177		468,934		1,793,276		1,793,044		1,753,329
Amortization of acquisition expenses	90,557		89,899		91,664		92,463		100,392		104,045		104,851		109,602		364,583		362,390		355,986
Pretax Income from continuing operations	177,090		190,123		209,052		147,517		215,480		208,313		180,720		174,054		723,782		750,570		543,570
Income from continuing operations	122,839		131,256		142,781		100,740		148,955		138,097		119,848		115,393		497,616		504,095		364,273
Income from discontinued operations	0		144		0		(599)		5,853		(23,566)		6,201		6,283		(455)		(5,229)		18,901
Net income	$ 122,839		$ 131,400		$ 142,781		$ 100,141		$ 154,808		$ 114,531		$ 126,049		$ 121,676		$ 497,161		$ 498,866	[1]	$ 383,174
Continuing operations	$ 1.21	[2]	$ 1.25	[2]	$ 1.29	[2]	$ 0.87	[2]	$ 1.24	[2]	$ 1.14	[2]	$ 0.97	[2]	$ 0.93	[2]	$ 4.6	[3]	$ 4.13	[3]	$ 2.93	[3]
Discontinued operations	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ (0.01)	[2]	$ 0.05	[2]	$ (0.19)	[2]	$ 0.05	[2]	$ 0.05	[2]	$ (0.01)	[3]	$ (0.04)	[3]	$ 0.15	[3]
Total basic net income per share	$ 1.21	[2]	$ 1.25	[2]	$ 1.29	[2]	$ 0.86	[2]	$ 1.29	[2]	$ 0.95	[2]	$ 1.02	[2]	$ 0.98	[2]	$ 4.59	[3]	$ 4.09	[3]	$ 3.08	[3]
Continuing operations	$ 1.2	[2]	$ 1.25	[2]	$ 1.27	[2]	$ 0.85	[2]	$ 1.23	[2]	$ 1.13	[2]	$ 0.97	[2]	$ 0.92	[2]	$ 4.53	[3]	$ 4.09	[3]	$ 2.93	[3]
Discontinued operations	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ (0.01)	[2]	$ 0.05	[2]	$ (0.19)	[2]	$ 0.05	[2]	$ 0.05	[2]	$ 0	[3]	$ (0.04)	[3]	$ 0.15	[3]
Total diluted net income per share	$ 1.2	[2]	$ 1.25	[2]	$ 1.27	[2]	$ 0.84	[2]	$ 1.28	[2]	$ 0.94	[2]	$ 1.02	[2]	$ 0.97	[2]	$ 4.53	[3]	$ 4.05	[3]	$ 3.08	[3]

[1]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.
[2]	Basic and diluted net income per share by quarter may not add to per share income on a year-to-date basis due to share weighting and rounding.
[3]	Per share amounts have been retroactively adjusted for stock split described in Note 1.

Schedule II - Condensed Financial Information Of Registrant (Condensed Balance Sheets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Total investments	$ 12,353,586		$ 11,197,977
Cash	84,113		365,679
Other assets	391,076		378,700
Total assets	16,588,272		15,622,973
Short-term debt	224,842		198,875
Long-term debt	790,571		789,643
Due to affiliates	124,421		124,421
Other liabilities	312,417		284,062
Total liabilities	12,728,641		11,955,644
Preferred stock	0		0
Common stock	112,312	[1]	119,812	[1]
Additional paid-in capital	425,331		432,608
Accumulated other comprehensive income	549,916		23,092
Retained earnings	3,264,711	[1]	3,124,436	[1]
Treasury stock	(492,639)		(32,619)
Total shareholders' equity	3,859,631		3,667,329		3,068,043	1,913,838
Total liabilities and shareholders' equity	16,588,272		15,622,973
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term investments	36,458		15,963
Short-term investments	58		62,582
Total investments	36,516		78,545
Cash	27,099		0
Investment in affiliates	4,960,492		4,624,583
Due from affiliates	50,977		138,130
Taxes receivable	61,616		65,195
Other assets	7,581		5,391
Total assets	5,144,281		4,911,844
Short-term debt	224,842		198,875
Long-term debt	790,571		789,643
Due to affiliates	145,556		136,931
Other liabilities	123,681		119,066
Total liabilities	1,284,650		1,244,515
Preferred stock	351		351
Common stock	112,312		119,812
Additional paid-in capital	775,842		783,119
Accumulated other comprehensive income	549,916		23,092
Retained earnings	3,264,711		3,124,436
Treasury stock	(843,501)		(383,481)
Total shareholders' equity	3,859,631		3,667,329
Total liabilities and shareholders' equity	$ 5,144,281		$ 4,911,844

[1]	Amounts have been retroactively adjusted for stock split described in Note 1.

Schedule II - Condensed Financial Information Of Registrant (Condensed Statements Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net investment income	$ 174,786	$ 173,491	$ 173,104	$ 171,647	$ 166,304	$ 172,337	$ 170,612	$ 167,111	$ 693,028	$ 676,364		$ 632,540
Realized investment gains (losses)	4,755	12,600	31,272	(22,723)	27,036	8,045	(5,002)	7,261	25,924	42,190		13,879
Total revenue	833,554	837,241	877,334	829,272	847,171	838,888	835,895	845,678	3,377,401	3,367,632		3,115,073
General operating expenses									201,636	176,272		170,130
Interest expense									77,908	75,529		69,932
Total benefits and expenses									2,653,619	2,617,062		2,571,503
Operating income (loss) before income taxes and equity in earnings of affiliates	177,090	190,123	209,052	147,517	215,480	208,313	180,720	174,054	723,782	750,570		543,570
Income taxes									(226,166)	(246,475)		(179,297)
Net income	122,839	131,400	142,781	100,141	154,808	114,531	126,049	121,676	497,161	498,866	[1]	383,174
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net investment income									23,542	26,031		17,374
Realized investment gains (losses)									508	(1,646)		(1)
Total revenue									24,050	24,385		17,373
General operating expenses									30,945	21,682		18,119
Reimbursements from affiliates									(19,335)	(13,375)		(5,973)
Interest expense									75,426	74,827		71,687
Total benefits and expenses									87,036	83,134		83,833
Operating income (loss) before income taxes and equity in earnings of affiliates									(62,986)	(58,749)		(66,460)
Income taxes									14,380	18,521		19,773
Net operating loss before equity in earnings of affiliates									(48,606)	(40,228)		(46,687)
Equity in earnings of affiliates									545,767	539,094		429,861
Net income									$ 497,161	$ 498,866		$ 383,174

[1]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.

Schedule II - Condensed Financial Information Of Registrant (Condensed Statements Of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash provided from operations	$ 859,464	$ 1,028,593	$ 976,113
Acquisition of investments	(1,139,249)	(1,909,014)	(2,311,498)
Disposition of investments	682,328	970,577	1,669,580
Net decrease (increase) in short-term investments	195,435	128,727	(226,645)
Cash used for investment activities	(312,133)	(557,641)	(937,099)
Issuance of 9 1/4% Senior Notes	0	0	296,308
Acquisition of 9 1/4% Senior Notes	0	(8,913)	0
Repayment of 8 1/4% Senior Debentures	0	0	(99,451)
Net issuance (repayment) of commercial paper	25,967	(34,432)	(70,928)
Issuance of stock	162,613	37,863	4,430
Acquisitions of treasury stock	(972,556)	(246,006)	(47,564)
Excess tax benefit on stock option exercises	13,121	3,455	253
Payment of dividends	(49,125)	(50,061)	(46,615)
Cash provided from (used for) financing activities	(824,485)	(329,621)	148,438
Increase (decrease) in cash	(281,566)	133,761	185,518
Cash at beginning of year (includes cash of $0, $847 thousand and $12.3 million, at January 1, 2011, 2010 and 2009, respectively, in subsidiary held for sale)	365,679	231,918	46,400
Cash at end of year (includes cash of $0, $0, and $847 thousand at December 31, 2011, 2010, and 2009, respectively, in subsidiary held for sale)	84,113	365,679	231,918
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided from (used for) operations before dividends from subsidiaries	(33,042)	(33,403)	(51,241)
Cash dividends from subsidiaries	769,139	370,947	354,695
Cash provided from operations	736,097	337,544	303,454
Acquisition of investments	0	(14,279)	(125)
Disposition of investments	11,828	33	31
Net decrease (increase) in short-term investments	62,524	106,881	(129,789)
Investment in subsidiaries	(25,000)	(18,722)	(100,000)
Cash used for investment activities	49,352	73,913	(229,883)
Issuance of 9 1/4% Senior Notes	0	0	296,308
Acquisition of 9 1/4% Senior Notes	0	(8,913)	0
Repayment of 8 1/4% Senior Debentures	0	0	(99,050)
Net issuance (repayment) of commercial paper	25,967	(34,432)	(71,329)
Issuance of stock	162,613	37,863	4,430
Acquisitions of treasury stock	(972,556)	(246,006)	(47,564)
Net borrowings to/from subsidiaries	96,000	(86,800)	(87,200)
Excess tax benefit on stock option exercises	2,021	162	(30)
Payment of dividends	(72,395)	(73,331)	(69,885)
Cash provided from (used for) financing activities	(758,350)	(411,457)	(74,320)
Increase (decrease) in cash	27,099	0	(749)
Cash at beginning of year (includes cash of $0, $847 thousand and $12.3 million, at January 1, 2011, 2010 and 2009, respectively, in subsidiary held for sale)	0	0	749
Cash at end of year (includes cash of $0, $0, and $847 thousand at December 31, 2011, 2010, and 2009, respectively, in subsidiary held for sale)	$ 27,099	$ 0	$ 0

Schedule II - Condensed Financial Information Of Registrant (Notes To Condensed Financial Statements) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Consolidated subsidiaries	$ 769,000,000
Stock-based compensation not involving cash	14,954,000	[1]	11,848,000	[1]	9,860,000	[1]
Interest paid	75,653,000		76,911,000		71,288,000
Preferred stock, shares outstanding	0		0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Consolidated subsidiaries	769,139,000		370,947,000		354,695,000
Stock-based compensation not involving cash	14,954,000		11,848,000		9,860,000
Interest paid	74,569,000		75,909,000		73,031,000
Income taxes received	22,893,000		2,379,000		25,202,000
Federal income tax expense					1,500,000
Preferred stock, liquidation distribution available to stockholders, per share in thousands	$ 1,000
Preferred stock, liquidating distribution legally available, aggregate value	$ 351,000,000
Cumulative Series A Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred stock, shares issued	351,000
Preferred stock, shares outstanding	351,000
6.50% Cumulative Preferred Stock, Series A [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred stock, shares issued	280,000
Preferred stock, shares outstanding	280,000
Preferred stock, dividend rate, percentage	6.50%
7.15% Cumulative Preferred Stock, Series A [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred stock, shares issued	71,000
Preferred stock, shares outstanding	71,000
Preferred stock, dividend rate, percentage	7.15%

[1]	No stock-based compensation expense was capitalized in any period.

Schedule IV - Reinsurance (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Reinsurance [Line Items]
Life insurance in force, Gross Aamount	$ 144,778,793	[1]	$ 140,653,839	[1]	$ 139,408,962	[1]
Life insurance in force, Ceded to Other Companies	738,935	[1],[2]	722,577	[1],[2]	744,213	[1],[2]
Life insurance in force, Assumed from Other companies	4,414,247	[1]	4,743,222	[1]	1,898,360	[1]
Life insurance in force, Net Amount	148,454,105	[1]	144,674,484	[1]	140,563,109	[1]
Life insurance in force, Percentage of Amount Assumed to Net	3.00%	[1]	3.30%	[1]	1.40%	[1]
Gross Amount	2,607,058	[1]	2,608,997	[1]	2,570,901	[1]
Ceded to Other Companies	7,001	[1],[2]	7,287	[1],[2]	7,403	[1],[2]
Assumed from Other Companies	31,311	[1]	23,419	[1]	18,172	[1]
Net Amount	2,631,368	[1]	2,625,129	[1]	2,581,670	[1]
Percentage of Amount Assumed to Net	1.20%	[1]	0.90%	[1]	0.70%	[1]
Policy charges	24,950,000		26,629,000		28,435,000
Life Insurance [Member]
Reinsurance [Line Items]
Gross Amount	1,675,307	[1],[3]	1,618,973	[1]	1,550,434	[1]
Ceded to Other Companies	4,716	[1],[2],[3]	4,684	[1],[2]	4,647	[1],[2]
Assumed from Other Companies	31,311	[1],[3]	23,419	[1]	18,172	[1]
Net Amount	1,701,902	[1],[3]	1,637,708	[1]	1,563,959	[1]
Percentage of Amount Assumed to Net	1.80%	[1],[3]	1.40%	[1]	1.20%	[1]
Health Insurance [Member]
Reinsurance [Line Items]
Gross Amount	931,751	[1]	990,024	[1]	1,020,467	[1]
Ceded to Other Companies	2,285	[1],[2]	2,603	[1],[2]	2,756	[1],[2]
Assumed from Other Companies	0	[1]	0	[1]	0	[1]
Net Amount	$ 929,466	[1]	$ 987,421	[1]	$ 1,017,711	[1]
Percentage of Amount Assumed to Net	0.00%	[1]	0.00%	[1]	0.00%	[1]

[1]	Excludes policy charges of $24,950, $26,629, and $28,435, in each of the years 2011, 2010, and 2009, respectively.
[2]	No amounts have been netted against ceded premium
[3]	Amounts have been retroactively adjusted for stock split described in Note 1.